UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23319

Carlyle Tactical Private Credit Fund
(Exact Name of Registrant as Specified In Its Charter)

One Vanderbilt Avenue, Suite 3400
New York, New York 10017
(Address of principal executive offices) (Zip Code)

Joshua Lefkowitz, Esq.
Chief Legal Officer, Carlyle Tactical Private Credit Fund
One Vanderbilt Avenue, Suite 3400
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (833) 677-3646

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders

CARLYLE TACTICAL PRIVATE CREDIT FUND
SEMI-ANNUAL REPORT
JUNE 30, 2025

Top Holdings and Industries
Portfolio holdings and industries are subject to change. Percentages are as of June 30, 2025, and are based on net assets.

Top Ten Industries(1)
Software	16.9%
Health Care Providers & Services	10.0%
Financial Services	8.5%
Diversified Investment Vehicles	7.2%
Consumer Services	6.8%
Hotels, Restaurants & Leisure	6.5%
Professional Services	6.4%
Insurance	5.1%
Real Estate Management & Development	3.1%
Capital Equipment	3.0%
(1) Although not an industry, Collateralized Loan Obligations, which are well-diversified pools of loans in varying industries, represent 18.7% of net assets.

Top Ten Holdings
Vensure Employer Services, Inc., Term Loan	1.5%
Project Carbo S.a.r.l., Preferred Stock	1.5%
Santiago Holdings, LP, Equity	1.5%
Nader Upside 2 S.a.r.l., Term Loan, Tranche B	1.4%
NPA 2023 Holdco, LLC, Corporate Bond	1.3%
Park County Holdings, LLC, Term Loan	1.3%
Rome Bidco Ltd., Term Loan	1.2%
Excelitas Technologies Corp., Term Loan	1.1%
Monroe Capital CFO I Ltd., Class A, ABS	1.1%
Orifarm Holding AS, Term Loan	1.0%

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of June 30, 2025

Investments—Corporate Loans (92.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
First Lien Debt (88.9% of Net Assets)
1251 Insurance Distribution Platform Payco, LP	Revolver	(4) (5) (6) (14)	Insurance	SOFR + 475	9.06%	3/31/2031	$831,325	$803,531	$801,020
1251 Insurance Distribution Platform Payco, LP	Term Loan	(2) (3) (4) (5) (14)	Insurance	SOFR + 475	9.05%	3/31/2031	14,421,687	14,282,122	14,270,538
222 North Miami, LLC	Term Loan, Tranche B	(4) (5) (6) (14)	Real Estate Management & Development	SOFR + 1318	17.50%	12/1/2025	13,955,838	13,946,759	13,955,838
AAH Topco, LLC	Delayed Draw Term Loan, Class C	(4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 500	9.39%	12/31/2027	—	(9,404)	(8,849)
Accession Risk Management Group, Inc.	Delayed Draw Term Loan, 2022 Tranche 2	(2) (3) (4) (5) (14)	Insurance	SOFR + 475	9.05%	11/1/2029	2,130,727	2,124,691	2,127,412
Accession Risk Management Group, Inc.	Delayed Draw Term Loan, 2023 Tranche 2	(2) (3) (4) (5) (14)	Insurance	SOFR + 475	9.05%	11/1/2029	11,289,665	11,275,247	11,272,104
Accession Risk Management Group, Inc.	Term Loan, Tranche B	(2) (3) (4) (5) (14)	Insurance	SOFR + 475	9.05%	11/1/2029	3,505,899	3,505,930	3,500,446
Accession Risk Management Group, Inc.	Term Loan	(2) (3) (4) (5) (14)	Insurance	SOFR + 475	9.05%	11/1/2029	19,368,374	19,398,691	19,338,247
Accession Risk Management Group, Inc.	Term Loan, Tranche C	(2) (3) (4) (5) (14)	Insurance	SOFR + 475	9.05%	11/1/2029	11,776,709	11,735,445	11,758,391
ACR Group Borrower, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (14)	Aerospace & Defense	SOFR + 475	9.05%	3/31/2028	547,267	543,290	547,267
ACR Group Borrower, LLC	Term Loan, Incremental	(2) (3) (4) (5) (14)	Aerospace & Defense	SOFR + 475	9.05%	3/31/2028	868,585	862,129	868,585
Acrisure, LLC	Term Loan, Tranche B6	(2) (3) (4)	Insurance	SOFR + 300	7.33%	11/6/2030	8,188,228	8,188,227	8,158,992
ADPD Holdings, LLC	Revolver	(4) (5) (13) (14)	Consumer Services	SOFR + 600	10.52%	8/16/2028	887,574	877,520	820,925
ADPD Holdings, LLC	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Consumer Services	SOFR + 600	10.52%	8/16/2028	11,486,855	11,318,193	10,539,864
Advanced Web Technologies Holding Company	Delayed Draw Term Loan 2	(2) (3) (4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 400, 2.25% PIK	10.44%	12/17/2027	1,060,946	1,054,483	1,055,790
Advanced Web Technologies Holding Company	Term Loan, 3rd Amendment	(4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 400, 2.25% PIK	10.44%	12/17/2027	399,558	394,177	397,616
Advanced Web Technologies Holding Company	Delayed Draw Term Loan, 4th Amendment	(2) (4) (5) (6) (8) (14)	Containers, Packaging & Glass	SOFR + 400, 2.25% PIK	10.44%	12/17/2027	344,186	322,539	335,861
Advanced Web Technologies Holding Company	Term Loan, 4th Amendment	(2) (3) (4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 400, 2.25% PIK	10.44%	12/17/2027	1,033,789	1,020,490	1,028,765
Advanced Web Technologies Holding Company	Delayed Draw Term Loan	(2) (3) (4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 400, 2.25% PIK	10.44%	12/17/2027	1,435,954	1,428,648	1,428,976
Advanced Web Technologies Holding Company	Delayed Draw Term Loan	(2) (3) (4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 400, 2.25% PIK	10.44%	12/17/2027	733,734	729,214	730,168
Advanced Web Technologies Holding Company	Revolver	(2) (3) (4) (5) (6) (8) (14)	Containers, Packaging & Glass	SOFR + 400, 2.25% PIK	10.44%	12/17/2027	90,973	86,285	87,104
Advanced Web Technologies Holding Company	Term Loan	(2) (3) (4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 400, 2.25% PIK	10.44%	12/17/2027	3,917,669	3,899,624	3,898,629
Advisor Group, Inc.	Term Loan	(2) (4) (21)	Financial Services	SOFR + 350	7.81%	8/17/2028	9,900,188	9,862,208	9,915,434

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Corporate Loans (92.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
AI Aqua Merger Sub, Inc.	Term Loan, Tranche B	(2) (4) (14) (21)	Commercial Services & Supplies	SOFR + 300	7.31%	7/31/2028	11,066,856	10,951,515	11,043,948
AI Grace AUS Bidco Pty. Ltd.	Term Loan, Tranche B	(2) (3) (4) (5) (14)	Specialty Retail	SOFR + 525	9.57%	12/17/2029	18,285,714	18,285,714	17,990,100
Alera Group, Inc.	Term Loan	(2) (4) (21)	Insurance	SOFR + 325	7.58%	5/30/2032	7,000,000	6,965,286	7,019,250
Alliance Laundry Systems, LLC	Term Loan, Tranche B	(2) (4) (21)	Machinery	SOFR + 350	7.83%	8/19/2031	5,000,000	4,977,427	5,007,500
Alliant Holdings Intermediate, LLC	Term Loan, Tranche B6	(2) (4) (21)	Insurance	SOFR + 275	7.07%	9/19/2031	9,937,437	9,926,026	9,938,530
Allied Benefit Systems Intermediate, LLC	Delayed Draw Term Loan	(2) (4) (5)	Health Care Providers & Services	SOFR + 525	9.56%	10/31/2030	3,136,805	3,098,226	3,168,173
Allied Benefit Systems Intermediate, LLC	Term Loan	(2) (3) (4) (5) (13)	Health Care Providers & Services	SOFR + 525	9.68%	10/31/2030	17,061,479	16,851,898	17,232,094
Allied Universal Holdco, LLC	Term Loan, Tranche B Incremental	(2) (4) (14) (21)	Professional Services	SOFR + 375	8.06%	5/12/2028	9,789,922	9,753,404	9,833,193
AllSpring Buyer, LLC	Term Loan, Tranche B	(2) (4) (21)	Financial Services	SOFR + 300	7.31%	11/1/2030	2,992,500	2,992,500	3,007,463
Alpine Acquisition Corp. II	Revolver	(4) (5) (6) (13) (14) (15)	Transportation	SOFR + 600	10.48%	11/30/2029	2,752,433	2,717,962	1,361,590
Alpine Acquisition Corp. II	Term Loan	(2) (3) (4) (5) (13) (14) (15)	Transportation	SOFR + 600	10.48%	11/30/2029	21,119,659	20,739,666	12,598,017
Alterra Mountain Co.	Term Loan, Tranche B	(2) (4) (5) (14) (21)	Hotels, Restaurants & Leisure	SOFR + 275	7.08%	8/17/2028	3,924,771	3,911,096	3,939,488
AmpersCap LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (6) (14)	Financial Services	SOFR + 525	9.55%	12/17/2032	18,074,176	17,780,332	17,736,947
Amynta Agency Borrower, Inc.	Term Loan, Tranche B	(2) (3) (4)	Financial Services	SOFR + 300	7.33%	12/29/2031	3,657,433	3,657,433	3,656,117
Anticimex Global AB	Term Loan, Tranche B6	(2) (4) (14) (21)	Commercial Services & Supplies	SOFR + 350	7.76%	11/16/2028	611,910	611,910	613,593
Anticimex Global AB	Term Loan, Tranche B1	(2) (3) (4) (14)	Commercial Services & Supplies	SOFR + 340	7.66%	11/16/2028	4,896,022	4,848,978	4,903,366
AP Plastics Acquisition Holdings, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 475	9.16%	8/10/2030	128,539	128,539	127,621
AP Plastics Acquisition Holdings, LLC	Term Loan, Tranche B	(2) (3) (4) (5) (6) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 475	9.17%	8/10/2030	19,021,143	18,992,333	18,879,467
Apex Companies Holdings, LLC	Delayed Draw Term Loan, 3rd Amendment	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 525	9.58%	1/31/2028	1,819,861	1,767,837	1,799,608
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (14)	Commercial Services & Supplies	SOFR + 525	9.56%	1/31/2028	1,214,579	1,203,336	1,210,404
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Tranche B	(4) (5) (14)	Commercial Services & Supplies	SOFR + 525	9.56%	1/31/2028	2,477,136	2,454,420	2,468,620
Apex Companies Holdings, LLC	Term Loan, Incremental	(2) (3) (4) (5) (14)	Commercial Services & Supplies	SOFR + 525	9.55%	1/31/2028	507,213	501,260	505,469
Apex Companies Holdings, LLC	Delayed Draw Term Loan	(4) (5) (14)	Commercial Services & Supplies	SOFR + 525	9.58%	1/31/2028	757,854	745,685	755,248
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Specified	(4) (5) (14)	Commercial Services & Supplies	SOFR + 525	9.53%	1/31/2028	147,273	144,922	146,767

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Corporate Loans (92.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Specified	(4) (5) (14)	Commercial Services & Supplies	SOFR + 525	9.58%	1/31/2028	1,659,245	1,639,764	1,653,541
Apex Companies Holdings, LLC	Term Loan	(2) (3) (4) (5) (14)	Commercial Services & Supplies	SOFR + 525	9.53%	1/31/2028	3,184,590	3,133,615	3,173,642
Applied Systems, Inc.	Term Loan	(2) (3) (4)	Software	SOFR + 250	6.80%	2/24/2031	2,574,065	2,571,299	2,583,718
Applied Technical Services, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (6) (14)	Professional Services	SOFR + 525	9.55%	4/8/2031	579,613	573,535	571,378
Applied Technical Services, LLC	Revolver	(4) (5) (6) (14)	Professional Services	SOFR + 525	9.55%	4/8/2031	252,006	227,739	235,536
Applied Technical Services, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Professional Services	SOFR + 525	9.55%	4/8/2031	24,959,884	24,711,503	24,788,520
Appriss Health, LLC	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 475	9.22%	5/6/2027	6,498,230	6,439,472	6,482,272
Arcline FM Holdings, LLC	Term Loan	(2) (4) (21)	Aerospace & Defense	SOFR + 350	7.58%	6/24/2030	6,000,000	5,985,497	6,023,580
Ardonagh Midco 3 Limited	Term Loan, Tranche B	(2) (4) (21)	Insurance	SOFR + 275	7.05%	2/15/2031	4,987,500	4,987,500	4,943,859
Aretec Group, Inc.	Term Loan, Tranche B	(2) (4) (21)	Capital Markets	SOFR + 350	7.82%	8/9/2030	1,492,500	1,492,500	1,494,515
Armor Holding II, LLC	Term Loan, Tranche B	(2) (3) (4) (14)	Professional Services	SOFR + 375	8.03%	12/11/2028	1,935,275	1,923,421	1,943,016
Artifact Bidco, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 425	8.55%	7/28/2031	17,610,837	17,389,041	17,830,049
Ascend Buyer, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Containers, Packaging & Glass	SOFR + 575	10.05%	9/30/2028	16,242,484	16,051,210	16,134,117
Ascend Buyer, LLC	Term Loan, 4th Amendment	(2) (3) (4) (5) (6) (14)	Containers, Packaging & Glass	SOFR + 575	10.05%	9/30/2028	1,125,578	1,107,860	1,114,340
Ascensus Holdings, Inc.	Term Loan, Tranche B	(2) (3) (4)	Financial Services	SOFR + 300	7.33%	8/2/2028	4,908,658	4,883,782	4,913,763
Associations, Inc.	Revolver, 2nd Amendment	(4) (5) (6) (13) (14)	Construction & Engineering	SOFR + 650	11.07%	7/2/2028	2,142,529	2,140,733	2,142,529
Associations, Inc.	Term Loan, Tranche A, 2nd Amendment	(2) (3) (4) (5) (13) (14)	Construction & Engineering	SOFR + 650	11.02%	7/2/2028	39,017,947	38,984,666	39,213,036
Associations, Inc.	Delayed Draw Term Loan, Special Purpose	(4) (5) (6) (13) (14)	Construction & Engineering	SOFR + 650	11.02%	7/2/2028	999,750	997,538	1,014,956
Associations, Inc.	Term Loan, Tranche A	(5) (8)	Construction & Engineering	14.25% PIK	14.25%	5/3/2030	12,797,263	12,748,781	12,838,177
Associations, Inc.	Term Loan, Tranche B	(5) (8)	Construction & Engineering	14.25% PIK	14.25%	5/3/2030	4,886,895	4,868,381	4,902,518
AssuredPartners, Inc.	Term Loan, Tranche B5 Incremental	(2) (4) (21)	Insurance	SOFR + 350	7.82%	2/14/2031	3,950,000	3,945,722	3,959,164
Astra Acquisition Corp.	Term Loan, Tranche B	(2) (3) (4) (5) (14) (15)	Software	SOFR + 525	9.55%	10/25/2028	20,067,992	5,532,745	133,854
Asurion, LLC	Term Loan, Tranche B10	(2) (3) (4) (13)	Insurance	SOFR + 400	8.43%	8/19/2028	962,726	934,306	948,420
Athenahealth Group, Inc.	Term Loan, Tranche B	(2) (3) (4) (7) (14)	Software	SOFR + 275	7.08%	2/15/2029	9,040,636	8,985,008	9,026,532
Athlete Buyer, LLC	Delayed Draw Term Loan A, 3rd Amendment	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 575	10.15%	4/26/2029	4,399,752	4,329,428	4,159,966
Athlete Buyer, LLC	Delayed Draw Term Loan B, 3rd Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 575	10.15%	4/26/2029	13,433,329	13,222,138	12,701,213

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Corporate Loans (92.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Athlete Buyer, LLC	Delayed Draw Term Loan C, 3rd Amendment	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 575	10.15%	4/26/2029	4,054,455	3,939,889	3,650,360
Athlete Buyer, LLC	Delayed Draw Term Loan, Tranche A	(2) (3) (4) (5) (6) (13) (14)	Consumer Services	SOFR + 575	10.15%	4/26/2029	3,053,530	2,891,962	2,482,409
Athlete Buyer, LLC	Delayed Draw Term Loan, Tranche D	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 575	10.15%	4/26/2029	1,487,000	1,463,203	1,405,959
Athlete Buyer, LLC	Revolver	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 575	10.15%	4/26/2029	893,966	873,368	814,240
Atlas AU Bidco Pty. Ltd.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 500	9.27%	12/9/2029	2,868,599	2,806,971	2,857,727
Atlas US Finco, Inc.	Term Loan, 3rd Amendment	(2) (3) (4) (5) (6) (14)	Software	SOFR + 500	9.27%	12/9/2029	14,052,943	13,971,699	13,990,982
Atlas US Finco, Inc.	Term Loan, Incremental	(2) (3) (4) (5) (14)	Software	SOFR + 500	9.27%	12/9/2029	1,328,055	1,306,876	1,323,022
AuditBoard, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 475	9.05%	7/12/2031	15,000,000	14,779,106	14,781,338
Avalara, Inc.	Term Loan	(2) (4) (21)	Financial Services	SOFR + 325	7.55%	3/20/2032	7,000,000	6,965,964	7,024,990
Azurite Intermediate Holdings, Inc.	Delayed Draw Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 650	10.83%	3/19/2031	14,905,858	14,690,060	15,164,234
Azurite Intermediate Holdings, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 650	10.83%	3/19/2031	6,558,577	6,443,869	6,672,263
Barnes & Noble, Inc.	Term Loan	(2) (3) (4) (5) (14)	Specialty Retail	SOFR + 716	11.57%	12/20/2026	1,679,133	1,655,622	1,651,001
Bausch & Lomb Corp.	Term Loan	(2) (4) (21)	Health Care Providers & Services	SOFR + 400	8.33%	9/29/2028	4,912,500	4,878,108	4,906,359
Bausch & Lomb Corp.	Term Loan, Tranche B	(2) (4) (21)	Health Care Providers & Services	SOFR + 399	8.32%	12/18/2030	10,000,000	9,950,000	10,006,300
BCPE Empire Holdings, Inc.	Term Loan, Tranche B	(2) (4) (21)	Trading Companies & Distributors	SOFR + 325	7.58%	12/11/2030	1,485,038	1,482,147	1,475,014
BCPE Pequod Buyer, Inc.	Term Loan, Tranche B	(2) (3) (4)	Containers, Packaging & Glass	SOFR + 325	7.58%	9/19/2031	7,231,875	7,197,706	7,239,107
Bedford Beverly B, LLC	Term Loan, Building	(2) (4) (5) (6) (14) (20)	Real Estate Management & Development	SOFR + 775	12.07%	9/2/2026	21,307,250	21,224,249	21,307,250
Bedford Beverly B, LLC	Term Loan, Land	(2) (4) (5) (14) (20)	Real Estate Management & Development	SOFR + 775	12.07%	9/2/2026	9,719,189	9,689,346	9,719,189
Bedford Beverly B, LLC	Term Loan, Project	(2) (4) (5) (6) (14) (20)	Real Estate Management & Development	SOFR + 775	12.07%	9/2/2026	3,957,989	3,936,151	3,957,989
Berlin Packaging, LLC	Term Loan, Tranche B7	(2) (3) (4) (14)	Containers, Packaging & Glass	SOFR + 350	7.80%	6/7/2031	3,934,757	3,877,920	3,947,585
Bianalisi S.p.A.	Delayed Draw Term Loan	(4) (5) (6)	Health Care Providers & Services	EURIBOR + 600	8.48%	2/26/2032	€5,544,588	5,864,902	6,090,392
Bianalisi S.p.A.	Term Loan	(4) (5)	Health Care Providers & Services	EURIBOR + 600	7.94%	2/26/2032	€35,485,365	36,321,234	40,859,508

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Corporate Loans (92.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Big Bus Tours Bidco Ltd.	Term Loan, Tranche B	(2) (3) (4) (5) (8)	Hotels, Restaurants & Leisure	EURIBOR + 425, 5.00% PIK	11.18%	6/4/2031	€16,719,787	17,719,491	19,202,707
Big Bus Tours Bidco Ltd.	Term Loan, Tranche B	(2) (3) (4) (5) (8)	Hotels, Restaurants & Leisure	SOFR + 425, 5.00% PIK	13.53%	6/4/2031	27,036,350	26,317,482	26,360,441
Big Bus Tours Group Limited	Delayed Draw Term Loan, Capex Facility	(2) (3) (4) (5) (6) (8)	Hotels, Restaurants & Leisure	SOFR + 425, 5.00% PIK	13.53%	6/4/2031	1,411,898	1,294,195	1,297,338
Bingo Group Buyer, Inc.	Delayed Draw Term Loan	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 500	9.30%	7/10/2031	360,656	331,866	360,337
Bingo Group Buyer, Inc.	Revolver	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 500	9.30%	7/10/2031	31,148	20,075	31,025
Bingo Group Buyer, Inc.	Term Loan	(2) (3) (4) (5) (14)	Commercial Services & Supplies	SOFR + 500	9.30%	7/10/2031	8,563,525	8,467,577	8,562,501
BlueCat Networks, Inc.	Delayed Draw Term Loan, Tranche A	(4) (5) (8) (14)	Software	SOFR + 500, 1.00% PIK	10.32%	8/8/2028	452,900	447,833	446,709
BlueCat Networks, Inc.	Delayed Draw Term Loan, Tranche B	(4) (5) (8) (14)	Software	SOFR + 500, 1.00% PIK	10.32%	8/8/2028	£167,171	165,356	164,886
BlueCat Networks, Inc.	Term Loan	(2) (3) (4) (5) (8) (14)	Software	SOFR + 500, 1.00% PIK	10.32%	8/8/2028	8,978,051	8,864,370	8,855,313
BlueCat Networks, Inc.	Term Loan, Tranche A	(2) (3) (4) (5) (8) (14)	Software	SOFR + 500, 1.00% PIK	10.32%	8/8/2028	3,210,125	3,173,542	3,166,240
Boxer Parent Company Inc.	Term Loan, Tranche B	(2) (3) (4)	Software	SOFR + 300	7.33%	7/30/2031	4,987,500	4,976,296	4,952,887
BradyPLUS Holdings, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Distributors	SOFR + 500	9.32%	10/31/2029	256,020	244,386	258,028
BradyPLUS Holdings, LLC	Term Loan, Tranche B	(2) (3) (4) (5) (14)	Distributors	SOFR + 500	9.28%	10/31/2029	26,371,620	25,961,048	26,439,598
BroadStreet Partners, Inc.	Term Loan, Tranche B4	(2) (3) (4)	Insurance	SOFR + 300	7.33%	6/13/2031	4,930,218	4,892,963	4,935,050
Bullhorn, Inc.	Delayed Draw Term Loan, 8th Amendment	(4) (5) (6) (14)	Software	SOFR + 500	9.33%	10/1/2029	14,971,292	14,892,649	14,741,167
Bullhorn, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 500	9.33%	10/1/2029	5,755,608	5,743,695	5,687,575
Bullhorn, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SONIA + 500	9.22%	10/1/2029	£10,422,070	13,023,747	14,136,752
CD&R Hydra Buyer, Inc.	Term Loan, Tranche B	(2) (3) (4) (13)	Trading Companies & Distributors	SOFR + 400	8.43%	3/25/2031	2,959,950	2,953,193	2,908,891
Celerion Buyer, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 500	9.26%	11/5/2029	1,540,500	1,507,627	1,549,449
Celerion Buyer, Inc.	Term Loan, 2nd Amendment	(2) (3) (4) (5) (14)	Health Care Providers & Services	SOFR + 500	9.26%	11/5/2029	850,889	843,235	855,143
Ceva Sante Animale S.A.	Term Loan, Tranche B	(2) (3) (4)	Health Care Providers & Services	SOFR + 275	7.05%	11/1/2030	1,975,075	1,958,908	1,974,245
CFC Bidco Ltd.	Term Loan, Tranche B	(2) (4) (21)	Insurance	SOFR + 375	8.04%	5/30/2032	5,000,000	4,950,000	4,975,000
Chamberlain Group, Inc.	Term Loan, Tranche B	(2) (4) (21)	Construction & Engineering	SOFR + 325	7.68%	11/3/2028	2,961,979	2,945,511	2,965,001
City Football Group Ltd.	Term Loan	(2) (3) (4) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 350	8.04%	7/21/2030	6,872,848	6,854,857	6,827,006

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Corporate Loans (92.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Clarios Global LP	Term Loan, Tranche B	(2) (4) (21)	Automotives	SOFR + 275	7.08%	1/28/2032	8,500,000	8,489,843	8,505,355
Cliffwater LLC	Term Loan, 2nd Amendment	(2) (3) (4) (5) (6) (14)	Financial Services	SOFR + 500	9.28%	4/22/2032	27,332,855	27,039,708	27,384,479
Cloud Software Group, Inc.	Term Loan	(2) (3) (4) (14)	Software	SOFR + 375	8.05%	3/21/2031	4,975,000	4,942,894	4,982,363
Cloud Software Group, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Software	SOFR + 350	7.80%	3/30/2029	7,299,081	6,866,299	7,304,045
Clydesdale Acquisition Holdings, Inc.	Delayed Draw Term Loan	(2) (4) (6) (21)	Containers, Packaging & Glass	SOFR + 325	7.58%	3/27/2032	4,639	3,510	3,953
Clydesdale Acquisition Holdings, Inc.	Term Loan, Tranche B	(2) (4) (21)	Containers, Packaging & Glass	SOFR + 325	7.54%	3/27/2032	8,845,361	8,780,418	8,806,087
Cobham Ultra SeniorCo S.a.r.l.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Electronic Equipment, Instruments & Components	SOFR + 350	8.18%	8/3/2029	2,918,524	2,918,524	2,919,574
ConnectWise, LLC	Term Loan, Tranche B	(2) (4) (13) (14) (21)	Software	SOFR + 350	8.06%	9/29/2028	11,876,923	11,851,938	11,926,450
Cordstrap Holding B.V.	Term Loan, Facility B	(2) (3) (4) (5) (8)	Transportation	EURIBOR + 558, 2.06% PIK	9.77%	5/11/2028	€25,161,789	25,878,263	30,861,968
CoreLogic, Inc.	Term Loan	(2) (4) (13) (14) (21)	Commercial Services & Supplies	SOFR + 350	7.87%	6/2/2028	7,072,730	7,067,586	6,990,969
CoreWeave Compute Acquisition Co., II, LLC	Delayed Draw Term Loan	(4) (5)	Electronic Equipment, Instruments & Components	SOFR + 962	13.95%	3/28/2028	3,141,892	3,104,786	3,173,311
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 2	(4) (5) (6) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.26%	7/26/2029	3,333,193	2,921,406	2,982,593
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 3	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.26%	8/27/2029	6,522,181	6,441,920	6,440,654
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 1	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.26%	6/28/2029	2,226,262	2,199,183	2,198,433
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 4	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.26%	10/11/2029	8,302,684	8,200,779	8,198,900
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 5	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.26%	10/28/2029	4,264,024	4,211,733	4,210,724
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 6	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.26%	11/25/2029	4,823,252	4,764,271	4,762,961
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 7	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.26%	12/10/2029	2,351,040	2,322,322	2,321,652
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 8	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.26%	12/31/2029	4,079,889	4,028,671	4,028,891
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 9	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.26%	2/5/2030	4,419,760	4,356,165	4,364,513
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 10	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.26%	3/20/2030	647,216	637,780	639,126
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 11	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.30%	4/23/2030	3,849,159	3,792,510	3,801,044
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 12	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.26%	4/25/2030	935,993	922,210	924,293

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Corporate Loans (92.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 13	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.26%	5/21/2030	517,018	509,349	510,555
Cornerstone Building Brands, Inc.	Term Loan	(4)	Building Products	SOFR + 563	9.94%	8/1/2028	9,483,196	9,435,618	8,495,332
Cornerstone Building Brands, Inc.	Term Loan, Tranche B	(2) (4) (21)	Building Products	SOFR + 450	8.81%	5/15/2031	11,088,245	10,784,860	9,369,567
Cotiviti Holdings, Inc.	Term Loan, 2nd Amendment	(2) (4) (21)	Health Care Technology	SOFR + 275	7.07%	3/26/2032	5,000,000	4,951,204	4,970,850
Cotiviti Holdings, Inc.	Term Loan	(2) (4) (5) (21)	Health Care Technology	SOFR + 275	7.07%	5/1/2031	4,942,638	4,929,685	4,914,860
Coupa Holdings, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 550	9.78%	2/27/2030	6,413,851	6,277,915	6,448,812
CP Developer S.a.r.l.	Term Loan	(2) (3) (4) (5) (8) (14)	Real Estate Management & Development	EURIBOR + 800, 4.00% PIK	14.56%	5/21/2026	€13,355,515	14,111,387	15,574,816
Creative Artists Agency, LLC	Term Loan, Tranche B	(2) (4) (21)	Media: Advertising, Printing & Publishing	SOFR + 275	7.07%	10/1/2031	1,990,000	1,990,000	1,994,955
CST Holding Company	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Consumer Goods: Non-Durable	SOFR + 500	9.43%	11/1/2028	2,436,089	2,385,957	2,437,457
Daffodil Bidco Ltd.	Term Loan, Tranche B1	(4) (5) (8)	Financial Services	SONIA + 12.50% PIK	16.72%	4/30/2031	£29,738,276	37,336,297	40,003,830
Daffodil Bidco Ltd.	Term Loan, Tranche B1	(2) (3) (4) (5) (8)	Financial Services	SONIA + 378, 4.22% PIK	12.22%	4/30/2031	£30,239,038	37,674,865	40,677,454
Daffodil Bidco Ltd.	Term Loan, Tranche B2	(4) (5) (8)	Financial Services	SONIA + 12.50% PIK	16.72%	4/30/2031	£3,167,934	4,186,146	4,261,494
Daffodil Bidco Ltd.	Term Loan, Tranche B2	(2) (3) (4) (5) (8)	Financial Services	SONIA + 378, 4.22% PIK	12.22%	4/30/2031	£3,791,103	5,009,119	5,099,779
Dance Midco S.a.r.l.	Delayed Draw Term Loan, Tranche B2	(4) (5) (6)	Hotels, Restaurants & Leisure	EURIBOR + 550	7.69%	10/25/2031	€8,508,508	8,474,005	9,716,139
Dance Midco S.a.r.l.	Term Loan, Tranche B1	(2) (3) (4) (5)	Hotels, Restaurants & Leisure	EURIBOR + 550	7.69%	10/25/2031	€38,383,072	40,862,074	44,648,198
DCA Investment Holdings, LLC	Delayed Draw Term Loan, 3rd Amendment	(2) (4) (5) (14)	Health Care Providers & Services	SOFR + 650	10.80%	4/3/2028	609,655	599,000	586,652
DCA Investment Holdings, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (14)	Health Care Providers & Services	SOFR + 641	10.70%	4/3/2028	476,339	474,442	447,881
DCA Investment Holdings, LLC	Term Loan, Incremental	(2) (3) (4) (5) (14)	Health Care Providers & Services	SOFR + 641	10.70%	4/3/2028	1,434,943	1,427,123	1,349,215
DCA Investment Holdings, LLC	Term Loan	(2) (3) (4) (5) (14)	Health Care Providers & Services	SOFR + 641	10.70%	4/3/2028	3,168,865	3,146,793	2,979,548
Delta TopCo, Inc.	Term Loan, Tranche B	(2) (3) (4)	Computers and Electronics Retail	SOFR + 275	7.07%	11/30/2029	4,962,531	4,952,173	4,924,419
Deltatre Bidco Limited	Term Loan	(2) (3) (4) (5)	Entertainment	SOFR + 775	12.01%	9/14/2028	5,475,972	5,375,075	5,037,894
Deltatre Bidco Limited	Term Loan, Tranche B Facility	(2) (3) (4) (5)	Entertainment	EURIBOR + 775	10.14%	9/14/2028	€20,052,866	21,549,466	21,731,584
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 2A	(4) (5) (14)	Consumer Services	SOFR + 525	9.58%	12/22/2028	1,307,955	1,287,854	1,299,239
Denali Midco 2, LLC	Delayed Draw Term Loan, 2023-1	(4) (5) (14)	Consumer Services	SOFR + 525	9.58%	12/22/2028	6,354,080	6,270,171	6,311,736

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Corporate Loans (92.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 2B	(4) (5) (14)	Consumer Services	SOFR + 525	9.58%	12/22/2028	280,766	276,296	278,895
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 3	(4) (5) (14)	Consumer Services	SOFR + 525	9.58%	12/22/2028	957,034	941,866	950,656
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 4	(4) (5) (14)	Consumer Services	SOFR + 525	9.58%	12/22/2028	1,131,637	1,114,006	1,124,096
Denali Midco 2, LLC	Term Loan, Incremental	(2) (3) (4) (5) (6) (14)	Consumer Services	SOFR + 525	9.58%	12/22/2028	4,200,774	3,988,331	4,094,925
Denali Midco 2, LLC	Delayed Draw Term Loan, 2022-1	(4) (5) (14)	Consumer Services	SOFR + 525	9.58%	12/22/2028	561,532	552,903	557,790
DG Investment Intermediate Holdings 2, Inc.	Term Loan	(2) (4) (13) (14) (21)	Software	SOFR + 350	7.94%	3/31/2028	5,690,206	5,662,815	5,684,459
Digital Intelligence Systems, LLC	Term Loan	(2) (3) (4) (5) (13)	Consumer Services	SOFR + 725	11.67%	2/19/2030	25,381,015	24,901,591	24,873,395
Diligent Corporation	Revolver	(4) (5) (6) (14)	Telecommunications	SOFR + 500	9.33%	8/4/2030	257,981	236,915	257,981
Diligent Corporation	Term Loan, Tranche A1	(2) (3) (4) (5) (6) (14)	Telecommunications	SOFR + 500	9.33%	8/4/2030	32,102,892	31,844,296	32,147,393
Diligent Corporation	Term Loan, Tranche A1	(2) (3) (4) (5) (14)	Telecommunications	SOFR + 500	9.33%	8/4/2030	5,503,353	5,464,438	5,509,925
Dwyer Instruments, Inc.	Delayed Draw Term Loan, Upsize	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	9.05%	7/21/2029	1,393,688	1,381,446	1,393,688
Dwyer Instruments, Inc.	Term Loan, 4th Amendment	(2) (3) (4) (5) (6) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	9.05%	7/1/2029	21,776,674	21,557,827	21,776,674
Dwyer Instruments, Inc.	Delayed Draw Term Loan	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	9.05%	7/21/2029	975,831	968,135	975,831
Dwyer Instruments, Inc.	Revolver	(4) (5) (6) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	9.05%	7/20/2029	747,727	706,269	747,727
Dwyer Instruments, Inc.	Term Loan	(2) (3) (4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	9.05%	7/21/2029	18,991,248	18,828,357	18,991,248
EAB Global, Inc.	Term Loan	(2) (3) (4)	Professional Services	SOFR + 300	7.33%	8/16/2028	4,904,892	4,878,648	4,806,794
EFS Cogen Holdings I, LLC	Term Loan, Tranche B	(2) (3) (4) (14)	Utilities	SOFR + 350	7.80%	10/3/2031	8,538,055	8,513,605	8,564,779
Einstein Parent, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 650	10.77%	1/22/2031	45,557,126	44,607,904	43,814,217
Electronics for Imaging, Inc.	Term Loan	(2) (3) (4) (14)	High Tech Industries	SOFR + 510	9.38%	7/23/2026	4,615,903	3,907,202	2,990,459
Element Materials Technology Group US Holdings, Inc.	Term Loan	(2) (4) (14) (21)	Professional Services	SOFR + 375	8.05%	7/6/2029	6,597,583	6,585,215	6,603,058
Eliassen Group, LLC	Delayed Draw Term Loan	(4) (5) (14)	Professional Services	SOFR + 575	10.08%	4/14/2028	1,199,468	1,190,417	1,171,480
Eliassen Group, LLC	Term Loan	(2) (3) (4) (5) (14)	Professional Services	SOFR + 575	10.05%	4/14/2028	19,862,244	19,702,922	19,398,774
Ellkay, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 625	10.56%	9/14/2027	14,033,622	13,905,595	14,053,332
Engineered Machinery Holdings, Inc.	Term Loan, Incremental	(2) (3) (4) (13) (14)	Capital Equipment	SOFR + 375	8.06%	5/19/2028	1,930,000	1,925,306	1,940,692

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Corporate Loans (92.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Enkindle Ltd.	Term Loan, Tranche B	(4) (5) (6) (8) (14)	Financial Services	SONIA + 350, 3.50% PIK	11.22%	4/16/2031	£12,846,394	16,178,685	16,764,514
Enverus Holdings, Inc.	Revolver	(4) (5) (6)	Software	SOFR + 550	9.82%	12/22/2029	107,533	90,788	96,384
Enverus Holdings, Inc.	Term Loan	(2) (3) (4) (5) (6)	Software	SOFR + 550	9.83%	12/22/2029	19,896,594	19,654,369	19,744,586
EOC Borrower, LLC	Term Loan, Tranche B	(2) (4) (5) (21)	Media: Advertising, Printing & Publishing	SOFR + 300	7.33%	3/24/2032	2,750,000	2,736,651	2,750,853
Epicor Software Corp.	Term Loan	(2) (4) (21)	Software	SOFR + 275	7.06%	5/30/2031	11,187,309	11,153,288	11,209,796
Espresso Bidco Inc.	Term Loan	(2) (3) (4) (5) (6) (8) (14)	Software	SOFR + 263, 3.13% PIK	10.05%	3/25/2032	23,384,492	22,912,191	23,074,045
Essential Services Holding Corp.	Revolver	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 500	9.33%	6/17/2031	446,112	415,021	424,987
Essential Services Holding Corp.	Term Loan	(2) (3) (4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 500	9.28%	6/17/2031	30,334,400	30,013,689	30,128,228
Excel Fitness Holdings, Inc.	Delayed Draw Term Loan, 4th Amendment	(4) (5) (6) (14)	Hotels, Restaurants & Leisure	SOFR + 550	9.80%	4/27/2029	464,890	439,461	464,890
Excel Fitness Holdings, Inc.	Delayed Draw Term Loan	(4) (5)	Hotels, Restaurants & Leisure	SOFR + 550	9.80%	4/27/2029	1,837,734	1,804,283	1,837,734
Excel Fitness Holdings, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Hotels, Restaurants & Leisure	SOFR + 525	9.55%	4/27/2029	6,109,687	6,024,507	6,079,714
Excel Fitness Holdings, Inc.	Term Loan	(2) (3) (4) (5)	Hotels, Restaurants & Leisure	SOFR + 550	9.80%	4/27/2029	3,656,999	3,590,432	3,656,999
Excelitas Technologies Corp.	Term Loan	(2) (3) (4) (5) (6) (14)	Capital Equipment	SOFR + 525	9.58%	8/13/2029	49,599,202	49,558,207	49,599,202
Excelitas Technologies Corp.	Term Loan	(2) (3) (4) (5) (14)	Capital Equipment	EURIBOR + 525	7.18%	8/13/2029	€3,867,496	4,194,028	4,555,720
FCG Acquisitions, Inc.	Term Loan, Tranche B	(2) (4) (14) (21)	Commercial Services & Supplies	SOFR + 325	7.55%	3/31/2028	6,814,557	6,795,372	6,813,944
Fertitta Entertainment, LLC	Term Loan, Tranche B	(2) (3) (4) (7) (14)	Hotels, Restaurants & Leisure	SOFR + 350	7.83%	1/27/2029	7,829,119	7,783,131	7,815,418
Finastra USA, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 725	11.58%	9/13/2029	746,269	692,388	793,261
Finastra USA, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 725	11.43%	9/13/2029	35,787,594	35,236,369	36,234,939
First Advantage Holdings, LLC	Term Loan, Tranche B	(2) (4) (21)	Professional Services	SOFR + 325	7.58%	10/31/2031	4,457,858	4,437,225	4,456,476
Floating Infrastructure Holdings Finance, LLC	Term Loan, Tranche A	(2) (3) (5)	Transportation	9.00%	9.00%	8/13/2027	13,178,405	13,052,061	13,211,351
Flynn Restaurant Group LP	Term Loan, Incremental	(2) (4) (21)	Hotels, Restaurants & Leisure	SOFR + 425	8.58%	1/28/2032	4,987,500	4,963,013	4,975,031
Flynn Restaurant Group LP	Term Loan, Tranche B	(2) (3) (4) (14)	Hotels, Restaurants & Leisure	SOFR + 425	8.58%	12/1/2028	4,849,430	4,809,387	4,868,828
Focus Financial Partners, LLC	Term Loan, Tranche B Incremental	(2) (3) (4)	Capital Markets	SOFR + 275	7.08%	9/15/2031	9,950,000	9,927,222	9,926,419
FPG Intermediate Holdco, LLC	Term Loan, 3rd Amendment	(4) (5) (8) (14) (15)	Consumer Services	SOFR + 100, 5.75% PIK	11.18%	3/5/2027	77,362	74,210	32,556
FPG Intermediate Holdco, LLC	Delayed Draw Term Loan	(4) (5) (8) (13) (15)	Consumer Services	SOFR + 100, 5.75% PIK	11.33%	3/5/2027	3,031	2,914	3,031
Galileo Parent, Inc.	Revolver	(4) (5) (6) (14)	Telecommunications	SOFR + 575	10.05%	5/3/2029	4,742,739	4,742,739	4,693,505

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Corporate Loans (92.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Galileo Parent, Inc.	Term Loan	(2) (3) (4) (5) (14)	Telecommunications	SOFR + 575	10.05%	5/3/2030	45,584,422	45,584,422	45,273,459
Generator U.S. Buyer, Inc.	Term Loan	(2) (3) (4) (5) (14)	Machinery	SOFR + 525	9.55%	7/22/2030	3,804,583	3,744,701	3,755,124
Genesys Cloud Services Holdings II, LLC	Term Loan, Tranche B	(2) (4) (21)	Software	SOFR + 250	6.83%	1/30/2032	6,982,500	6,965,844	6,977,333
GFL Environmental Services Inc.	Term Loan, Tranche B	(2) (4) (21)	Utilities	SOFR + 250	6.82%	2/4/2032	5,000,000	5,000,000	4,995,850
Greenhouse Software, Inc.	Term Loan, 2nd Amendment	(2) (3) (4) (5) (6) (14)	Software	SOFR + 625	10.55%	9/1/2028	1,600,000	1,570,076	1,600,000
Greenhouse Software, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 625	10.55%	9/1/2028	7,598,039	7,540,334	7,598,039
Gryphon Debt Merger Sub, Inc.	Term Loan, Tranche B	(2) (4) (21)	Electronic Equipment, Instruments & Components	SOFR + 300	7.30%	6/18/2032	5,000,000	4,975,000	4,995,850
GS AcquisitionCo, Inc.	Delayed Draw Term Loan, 7th Supplemental	(4) (5) (6) (14)	Software	SOFR + 525	9.55%	5/25/2028	174,916	173,265	174,916
GS AcquisitionCo, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 525	9.55%	5/25/2028	13,695,153	13,663,635	13,695,153
GS AcquisitionCo, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 525	9.55%	5/25/2028	48,366	46,498	48,366
Guidehouse LLP	Term Loan	(2) (3) (4) (5) (8) (14)	Sovereign & Public Finance	SOFR + 300, 2.00% PIK	9.33%	12/14/2030	40,270,624	40,269,429	40,526,302
Gymspa SAS	Term Loan, Acquisition	(4) (5) (8)	Hotels, Restaurants & Leisure	EURIBOR + 600, 2.00% PIK	10.14%	5/14/2031	€3,691,058	4,000,476	4,217,448
Gymspa SAS	Delayed Draw Term Loan	(4) (5) (6) (8)	Hotels, Restaurants & Leisure	EURIBOR + 600, 2.00% PIK	10.14%	5/14/2031	€922,765	948,341	1,005,448
Gymspa SAS	Term Loan	(4) (5) (8)	Hotels, Restaurants & Leisure	EURIBOR + 600, 2.00% PIK	10.14%	5/14/2031	€19,839,439	21,502,559	22,668,784
Hadrian Acquisition Limited	Term Loan, Acquisition	(2) (3) (4) (5) (8) (11) (14)	Financial Services	SONIA + 500, 3.19% PIK	12.41%	2/28/2029	£7,562,178	9,936,724	10,432,123
Hadrian Acquisition Limited	Delayed Draw Term Loan	(2) (3) (4) (5) (6) (8) (11) (14)	Financial Services	SONIA + 500, 3.19% PIK	12.41%	2/28/2029	£4,227,089	5,052,314	5,886,059
Hadrian Acquisition Limited	Term Loan, Tranche B2	(2) (3) (4) (5) (8) (11) (14)	Financial Services	SONIA + 500, 3.19% PIK	12.41%	2/28/2029	£19,918,970	26,091,195	27,478,476
Heartland Home Services, Inc.	Delayed Draw Term Loan, 2nd Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 575	10.15%	12/15/2026	4,740,147	4,724,071	4,561,326
Heartland Home Services, Inc.	Delayed Draw Term Loan, 1st Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 600	10.40%	12/15/2026	8,454,307	8,411,564	8,163,400
Heartland Home Services, Inc.	Delayed Draw Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 600	10.40%	12/15/2026	2,242,780	2,229,915	2,165,607
Heartland Home Services, Inc.	Revolver	(4) (5) (6) (14)	Consumer Services	SOFR + 600	10.32%	12/15/2026	248,224	244,732	224,309
Heartland Home Services, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 600	10.40%	12/15/2026	6,752,033	6,719,283	6,519,700
Helios Software Holdings, Inc.	Term Loan, Tranche B	(2) (3) (4)	Financial Services	SOFR + 350	7.80%	7/18/2030	5,104,350	5,008,905	5,106,545
HelpSystems Holdings Inc.	Term Loan	(2) (4) (13) (14) (21)	Software	SOFR + 400	8.38%	11/29/2026	7,958,005	7,321,026	7,560,105

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Corporate Loans (92.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Hercules Borrower, LLC	Delayed Draw Term Loan	(2) (4) (5) (13) (14)	Environmental Industries	SOFR + 550	9.90%	12/14/2026	2,016,867	2,004,360	2,016,867
Hercules Borrower, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Environmental Industries	SOFR + 550	9.80%	12/14/2026	5,933,974	5,885,645	5,933,974
Hercules Borrower, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Environmental Industries	SOFR + 550	9.90%	12/14/2026	337,395	335,209	337,395
Hoosier Intermediate, LLC	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 500	9.48%	11/15/2028	11,958,300	11,809,493	11,857,349
HS Spa Holdings Inc.	Delayed Draw Term Loan, 2nd Amendment	(4) (5) (14)	Consumer Services	SOFR + 525	9.53%	6/1/2029	637,968	633,095	637,968
HS Spa Holdings Inc.	Revolver	(4) (5) (6) (14)	Consumer Services	SOFR + 525	9.58%	6/2/2028	257,934	245,539	257,934
HS Spa Holdings Inc.	Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 525	9.58%	6/1/2029	8,388,808	8,280,990	8,388,808
Hunter Douglas, Inc.	Term Loan, Tranche B	(2) (4) (21)	Consumer Goods: Durable	SOFR + 325	7.55%	1/17/2032	6,268,500	6,238,623	6,239,790
Hunter Holdco 3 Ltd.	Term Loan, Tranche B	(2) (3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 425	8.65%	8/19/2028	1,565,243	1,559,949	1,486,980
Hyperion Refinance S.a.r.l.	Term Loan, Tranche B	(2) (4) (21)	Insurance	SOFR + 350	7.83%	4/18/2030	4,926,983	4,909,311	4,950,238
Hyperion Refinance S.a.r.l.	Term Loan, Tranche B	(2) (4) (21)	Insurance	SOFR + 300	7.33%	2/15/2031	14,900,062	14,851,790	14,938,846
IceFall Parent, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 575	10.03%	1/26/2030	13,018,681	12,787,179	13,016,545
iCIMS, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 575	10.03%	8/18/2028	365,761	343,215	313,258
iCIMS, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 575	10.03%	8/18/2028	27,543,982	27,306,015	26,868,328
IG Investment Holdings, LLC	Term Loan, Refinancing	(2) (3) (4) (5) (6) (14)	IT Services	SOFR + 500	9.28%	9/22/2028	4,096,150	4,095,812	4,113,486
IGT Holding IV AB	Term Loan	(2) (4) (5) (21)	Hotels, Restaurants & Leisure	SOFR + 350	7.80%	8/19/2031	3,864,917	3,855,508	3,884,242
Infront Luxembourg Finance S.a.r.l.	Term Loan, Tranche B	(2) (3) (4) (5) (8)	Hotels, Restaurants & Leisure	EURIBOR + 450, 5.50% PIK	12.04%	5/9/2027	€21,679,650	25,962,233	25,537,558
Instructure Holdings, Inc.	Term Loan	(2) (4) (21)	Software	SOFR + 300	7.21%	11/13/2031	9,799,500	9,773,758	9,807,500
ION Trading Technologies S.a.r.l.	Term Loan, Tranche B	(2) (3) (4) (14)	Capital Markets	SOFR + 350	7.80%	4/1/2028	8,582,242	8,544,879	8,576,749
IQN Holding Corp.	Revolver	(4) (5) (6) (8) (14)	Professional Services	SOFR + 263, 3.13% PIK	10.09%	5/2/2028	358,543	356,701	358,543
IQN Holding Corp.	Term Loan	(2) (3) (4) (5) (8) (14)	Professional Services	SOFR + 263, 3.13% PIK	10.09%	5/2/2029	6,800,387	6,757,945	6,800,387
iRobot Corporation	Term Loan	(2) (3) (4) (5) (8) (13) (14)	Consumer Goods: Durable	SOFR + 650, 2.50% PIK	13.41%	7/24/2026	26,706,873	26,174,991	14,181,350
iSolved, Inc.	Term Loan	(2) (3) (4)	Professional Services	SOFR + 325	7.58%	10/15/2030	4,443,947	4,426,117	4,456,434
Janney Montgomery Scott, LLC	Term Loan	(2) (3) (4) (6)	Financial Services	SOFR + 325	7.47%	11/28/2031	5,557,500	5,531,457	5,581,823
Javelin Buyer, Inc.	Term Loan	(2) (3) (4)	Financial Services	SOFR + 325	7.56%	11/1/2031	9,975,000	9,951,618	10,015,499
Jeg's Automotive, LLC	Revolver	(4) (5) (14) (15)	Automotives	SOFR + 700	11.30%	12/22/2027	1,071,168	1,041,666	1,071,168
Jeg's Automotive, LLC	Term Loan	(2) (3) (4) (5) (14) (15)	Automotives	SOFR + 700	11.30%	12/22/2027	6,448,436	6,270,833	6,448,436

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Corporate Loans (92.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *		Amortized Cost	Fair Value
Jordanes Equity AS	Delayed Draw Term Loan, Tranche B	(5) (8)	Beverage, Food & Tobacco	11.75% PIK	11.75%	12/27/2031	kr	166,444,842	13,727,285	15,522,566
Jordanes Equity AS	Term Loan, Tranche A	(5) (8)	Beverage, Food & Tobacco	11.75% PIK	11.75%	12/27/2031	kr	291,278,474	24,022,839	27,164,490
Kestra Advisor Services Holdings A, Inc.	Term Loan	(2) (4) (21)	Financial Services	SOFR + 300	7.29%	3/21/2031		2,481,281	2,475,932	2,478,701
Kingpin Intermediate Holdings, LLC	Term Loan, Tranche B	(2) (4) (5) (21)	Hotels, Restaurants & Leisure	SOFR + 350	7.83%	2/8/2028		1,323,206	1,323,206	1,312,039
KRE HYOD Owner, LLC	Term Loan, Tranche A1	(4) (5) (14)	Real Estate Management & Development	SOFR + 425	8.69%	9/13/2026		1,320,876	1,320,876	1,307,667
KRE HYOD Owner, LLC	Term Loan, Tranche A2	(4) (5) (11) (14)	Real Estate Management & Development	SOFR + 1050	14.94%	9/13/2026		3,719,970	3,719,970	3,701,370
LDS Intermediate Holdings LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Transportation	SOFR + 500	9.33%	2/7/2032		27,977,839	27,528,138	27,751,234
Legence Holdings, LLC	Term Loan, Tranche B	(2) (3) (4) (7) (14)	Commercial Services & Supplies	SOFR + 325	7.58%	12/18/2028		3,374,048	3,367,644	3,371,956
Leia Finco US LLC	Term Loan	(2) (4) (21)	Software	SOFR + 325	7.46%	10/9/2031		9,975,000	9,929,141	9,978,791
LSF12 Crown U.S. Commercial Bidco, LLC	Term Loan, Tranche B	(2) (4) (21)	Commercial Services & Supplies	SOFR + 425	8.57%	12/2/2031		5,000,000	4,952,982	5,021,900
Madison IAQ LLC	Term Loan	(2) (4) (5) (14) (21)	Machinery	SOFR + 325	7.51%	3/26/2032		3,125,000	3,094,201	3,131,594
Madison Safety & Flow, LLC	Term Loan, Tranche B	(2) (4) (21)	Machinery	SOFR + 275	7.08%	9/19/2031		4,218,125	4,208,492	4,223,398
Magenta Security Holdings, LLC	Term Loan, Super Priority	(2) (3) (4) (14)	Software	SOFR + 625	10.53%	7/27/2028		2,411,612	2,331,328	2,433,727
Material Holdings, LLC	Term Loan, Tranche A	(2) (3) (4) (5) (6) (8) (13) (14)	Professional Services	SOFR + 6.00% PIK	10.40%	8/19/2027		10,787,929	10,787,929	9,081,920
Material Holdings, LLC	Term Loan, Tranche B	(4) (5) (8) (13) (14) (15)	Professional Services	SOFR + 6.00% PIK	10.40%	8/19/2027		2,732,610	1,020,293	—
Maverick Acquisition, Inc.	Delayed Draw Term Loan	(4) (5) (14) (15)	Aerospace & Defense	SOFR + 625	10.55%	6/1/2027		2,380,869	2,362,983	1,397,805
Maverick Acquisition, Inc.	Delayed Draw Term Loan	(4) (5) (6) (14)	Aerospace & Defense	SOFR + 625	10.55%	6/1/2027		193,370	193,370	193,370
Maverick Acquisition, Inc.	Term Loan, Initial	(2) (3) (4) (5) (14) (15)	Aerospace & Defense	SOFR + 625	10.55%	6/1/2027		10,444,480	10,364,770	6,131,939
Mavis Tire Express Services Corp.	Term Loan	(2) (4) (14) (21)	Specialty Retail	SOFR + 300	7.33%	5/4/2028		8,357,514	8,288,018	8,348,237
McAfee, LLC	Term Loan, Tranche B	(2) (3) (4) (14)	Software	SOFR + 300	7.32%	3/1/2029		6,887,918	6,746,931	6,679,834
Medical Manufacturing Technologies, LLC	Term Loan, 1st Amendment	(4) (5)	Health Care Providers & Services	SOFR + 575	10.05%	12/23/2027		9,202,854	9,075,508	9,202,854
Medical Manufacturing Technologies, LLC	Term Loan, 2nd Amendment	(2) (3) (4) (5) (6)	Health Care Providers & Services	SOFR + 575	10.05%	12/23/2027		9,157,699	9,052,650	9,051,958
Medical Manufacturing Technologies, LLC	Delayed Draw Term Loan	(4) (5) (14)	Health Care Providers & Services	SOFR + 575	10.05%	12/23/2027		5,022,003	4,974,845	5,022,003
Medical Manufacturing Technologies, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 575	9.94%	12/23/2027		12,493,027	12,345,459	12,493,027
Minerva Bidco Ltd.	Term Loan	(2) (3) (4) (5) (6)	Utilities	SONIA + 625	10.47%	11/7/2030		£21,761,116	26,472,487	28,980,021

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Corporate Loans (92.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Mitchell International, Inc.	Term Loan	(2) (3) (4)	Health Care Providers & Services	SOFR + 325	7.58%	6/17/2031	6,843,212	6,804,592	6,832,263
Monarch Buyer, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Business Services	SOFR + 475	9.08%	6/2/2032	17,312,727	17,037,597	17,035,002
MorettiHolding S.p.A.	Term Loan	(5) (8)	Professional Services	13.00% PIK	13.00%	3/18/2032	€21,963,824	23,286,051	25,096,132
Nader Upside 2 S.a.r.l.	Term Loan, Tranche B	(4) (5) (8)	Health Care Providers & Services	EURIBOR + 10.25% PIK	12.23%	3/28/2028	€55,194,820	58,804,343	63,930,994
NEFCO Holding Company, LLC	Term Loan, 1st Amendment	(2) (3) (4) (5)	Building Products	SOFR + 575	9.97%	8/5/2028	551,404	543,525	550,799
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche A	(2) (3) (4) (5) (14)	Building Products	SOFR + 575	10.05%	8/5/2028	841,230	833,164	840,306
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche B	(2) (3) (4) (5) (14)	Building Products	SOFR + 575	10.01%	8/5/2028	635,089	629,549	634,391
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche C	(2) (3) (4) (5) (14)	Building Products	SOFR + 575	10.06%	8/5/2028	1,124,870	1,113,865	1,123,634
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche D	(4) (5) (14)	Building Products	SOFR + 575	9.85%	8/5/2028	2,980,564	2,938,705	2,977,290
NEFCO Holding Company, LLC	Revolver	(4) (5) (6) (14)	Building Products	SOFR + 575	10.06%	8/5/2028	843,378	811,645	839,268
NEFCO Holding Company, LLC	Term Loan	(2) (3) (4) (5) (14)	Building Products	SOFR + 575	10.00%	8/5/2028	6,214,487	6,153,954	6,207,661
NEFCO Holding Company, LLC	Term Loan, 4th Amendment	(2) (3) (4) (5) (14)	Building Products	SOFR + 575	9.99%	8/5/2028	3,055,984	3,025,424	3,052,627
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche E	(4) (5) (14)	Building Products	SOFR + 575	10.00%	8/5/2028	3,406,886	3,355,393	3,403,144
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche F	(4) (5) (6) (14)	Building Products	SOFR + 575	9.97%	8/5/2028	2,239,135	2,207,337	2,234,972
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche G	(4) (5) (14)	Building Products	SOFR + 575	9.97%	8/5/2028	3,782,322	3,750,263	3,778,168
NEFCO Holding Company, LLC	Term Loan, Incremental	(2) (3) (4) (5) (14)	Building Products	SOFR + 575	10.03%	8/5/2028	1,281,167	1,268,355	1,279,760
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (6) (14)	Consumer Services	SOFR + 500	9.32%	5/17/2028	6,044,158	5,866,014	5,929,754
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan, Tranche C1	(4) (5) (14)	Consumer Services	SOFR + 500	9.30%	5/17/2028	94,876	92,847	93,959
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan, Tranche C2	(4) (5) (14)	Consumer Services	SOFR + 500	9.30%	5/17/2028	11,016,245	10,788,635	10,909,770
North Haven Fairway Buyer, LLC	Revolver	(4) (5) (6) (14)	Consumer Services	SOFR + 500	9.30%	5/17/2028	1,419,713	1,392,983	1,395,368
North Haven Fairway Buyer, LLC	Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 500	9.30%	5/17/2028	9,970,422	9,861,088	9,874,055
North Haven Fairway Buyer, LLC	Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 500	9.26%	5/17/2028	8,102,619	8,044,467	8,024,305
Nuvei Technologies Corp.	Term Loan, Tranche B1	(2) (4) (21)	Financial Services	SOFR + 300	7.32%	7/18/2031	7,419,559	7,426,516	7,428,314
Nuzoa Bidco, S.L.U.	Term Loan	(4) (5) (6) (8)	Distributors	EURIBOR + 350, 2.00% PIK	7.54%	6/24/2032	€1,647,282	1,806,242	1,833,718

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Corporate Loans (92.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Nuzoa Bidco, S.L.U.	Term Loan, Tranche B	(4) (5) (8)	Distributors	EURIBOR + 350, 2.00% PIK	7.54%	6/24/2032	€6,340,580	7,215,454	7,319,512
Oak Purchaser, Inc.	Delayed Draw Term Loan	(4) (5) (14)	Professional Services	SOFR + 550	9.72%	4/28/2028	2,444,809	2,432,141	2,412,823
Oak Purchaser, Inc.	Delayed Draw Term Loan	(4) (5) (14)	Professional Services	SOFR + 550	9.72%	4/28/2028	202,960	200,188	199,882
Oak Purchaser, Inc.	Revolver	(4) (5) (6) (14)	Professional Services	SOFR + 550	9.68%	4/28/2028	116,776	113,995	109,137
Oak Purchaser, Inc.	Term Loan	(2) (3) (4) (5) (14)	Professional Services	SOFR + 550	9.72%	4/28/2028	5,030,030	5,002,915	4,964,221
Oak Purchaser, Inc.	Term Loan	(2) (3) (4) (5) (14)	Professional Services	SOFR + 550	9.72%	4/28/2028	835,719	823,834	823,042
OID-OL Intermediate I, LLC	Term Loan	(4) (13)	Software	SOFR + 600	10.48%	2/1/2029	13,897,388	13,688,927	14,279,566
OID-OL Intermediate I, LLC	Term Loan	(2) (3) (4) (11) (13)	Software	SOFR + 425	8.73%	2/1/2029	5,273,559	4,368,256	4,396,830
OneDigital Borrower LLC	Term Loan	(2) (4) (14) (21)	Insurance	SOFR + 300	7.33%	7/2/2031	4,950,000	4,932,901	4,936,091
Ontario Gaming GTA LP	Term Loan, Tranche B	(2) (3) (4)	Hotels, Restaurants & Leisure	SOFR + 425	8.58%	8/1/2030	1,950,101	1,941,929	1,928,767
Opal US LLC	Term Loan	(2) (4) (21)	Financial Services	SOFR + 325	7.58%	4/28/2032	20,000,000	19,900,464	20,068,800
Optimizely North America, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 500	9.33%	10/31/2031	6,710,455	6,634,084	6,683,167
Optimizely North America, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	EURIBOR + 525	7.23%	10/31/2031	€2,267,045	2,439,124	2,660,537
Optimizely North America, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SONIA + 550	9.72%	10/31/2031	£906,818	1,165,063	1,241,017
Optiv Security, Inc.	Term Loan	(2) (4) (14) (21)	IT Services	SOFR + 525	9.53%	7/31/2026	14,867,139	13,024,373	11,909,619
Oranje Holdco, Inc.	Term Loan, Incremental	(2) (3) (4) (5) (14)	Professional Services	SOFR + 725	11.53%	2/1/2029	2,530,442	2,488,811	2,493,780
Oranje Holdco, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Professional Services	SOFR + 775	12.03%	2/1/2029	6,038,961	5,924,579	6,040,663
Orifarm Holding AS	Term Loan	(5) (8)	Health Care Providers & Services	12.00% PIK	12.00%	11/29/2031	€44,123,269	40,824,933	45,997,905
Orthrus Ltd.	Term Loan	(2) (3) (4) (5) (8)	Financial Services	EURIBOR + 350, 2.75% PIK	8.22%	12/5/2031	€7,318,890	7,644,711	8,513,525
Orthrus Ltd.	Term Loan	(2) (3) (4) (5) (6) (8)	Financial Services	SONIA + 350, 2.75% PIK	10.47%	12/5/2031	£8,194,145	10,241,335	11,042,603
Orthrus Ltd.	Term Loan	(2) (3) (4) (5) (8)	Financial Services	SOFR + 350, 2.75% PIK	10.56%	12/5/2031	19,336,645	19,067,931	19,094,937
PAM Bidco Ltd.	Delayed Draw Term Loan, Capex Facility A	(5) (6)	Utilities	10.75%	10.75%	10/29/2031	£456,684	529,801	587,275
PAM Bidco Ltd.	Delayed Draw Term Loan, Capex Facility B	(4) (5) (6)	Utilities	SONIA + 730	11.52%	10/29/2031	£1,563,601	1,813,936	1,976,834
PAM Bidco Ltd.	Term Loan, Tranche B1	(2) (3) (5)	Utilities	10.75%	10.75%	10/29/2031	£6,489,716	8,282,738	8,819,025
PAM Bidco Ltd.	Term Loan, Tranche B2	(2) (3) (4) (5)	Utilities	SONIA + 730	11.52%	10/29/2031	£22,219,597	28,357,796	30,118,476
PAM Bidco Ltd.	Delayed Draw Term Loan, Tranche B3	(5)	Utilities	10.75%	10.75%	10/29/2031	£480,720	613,563	653,261

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Corporate Loans (92.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
PAM Bidco Ltd.	Delayed Draw Term Loan, Tranche B4	(4) (5)	Utilities	SONIA + 730	11.52%	10/29/2031	£1,645,896	2,100,863	2,230,998
Park County Holdings, LLC	Term Loan	(2) (3) (4) (5) (11) (14)	Entertainment	SOFR + 675	11.08%	11/29/2029	57,160,596	56,229,062	56,874,793
PDI TA Holdings, Inc.	Delayed Draw Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 550	9.78%	2/1/2031	2,332,520	2,313,484	2,312,016
PDI TA Holdings, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 550	9.78%	2/1/2031	926,829	908,174	906,461
PDI TA Holdings, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 550	9.79%	2/1/2031	25,596,983	25,381,124	25,371,968
Pearls Netherlands Bidco B.V.	Term Loan, Tranche B	(2) (3) (4) (14)	Transportation	SOFR + 325	7.53%	2/26/2029	2,903,433	2,899,181	2,886,739
Pestco Intermediate, LLC	Delayed Draw Term Loan	(4) (5) (13) (14)	Commercial Services & Supplies	SOFR + 625	10.68%	2/17/2028	1,379,983	1,356,787	1,386,883
Pestco Intermediate, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 525	9.53%	2/17/2028	1,901,985	1,864,633	1,874,223
Pestco Intermediate, LLC	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Commercial Services & Supplies	SOFR + 625	10.68%	2/17/2028	3,632,375	3,561,955	3,650,537
PEX Holdings LLC	Term Loan, Tranche B	(2) (4) (5) (21)	Financial Services	SOFR + 275	7.08%	11/19/2031	4,987,500	4,975,835	4,987,500
PF Atlantic Holdco 2, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Hotels, Restaurants & Leisure	SOFR + 600	10.33%	11/12/2027	836,304	722,878	882,937
PF Atlantic Holdco 2, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 550	9.96%	11/12/2027	12,584,152	12,471,977	12,584,152
PF Atlantic Holdco 2, LLC	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 550	9.96%	11/12/2027	9,982,496	9,876,577	9,982,496
Plano HoldCo Inc.	Term Loan	(2) (4) (5) (21)	IT Services	SOFR + 350	7.80%	10/2/2031	1,995,000	1,985,815	1,890,263
Planview Parent, Inc.	Term Loan	(2) (4) (21)	Software	SOFR + 350	7.80%	12/17/2027	6,902,226	6,756,088	6,703,787
PointClickCare Technologies, Inc.	Term Loan, Tranche B	(2) (3) (4) (5)	Health Care Technology	SOFR + 325	7.42%	11/3/2031	7,860,500	7,842,304	7,885,103
Polaris Newco, LLC	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Software	SOFR + 375	8.14%	6/2/2028	2,591,755	2,561,836	2,522,996
Polaris Newco, LLC	Term Loan, Tranche B	(4)	Software	EURIBOR + 375	5.68%	6/2/2028	€9,922,680	10,128,133	11,123,526
Portugal Street East Limited	Term Loan	(5) (6)	Real Estate Management & Development	11.50%	11.50%	12/20/2026	£15,744,816	20,082,287	21,612,117
Pound Bidco, Inc.	Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Software	SOFR + 600	10.83%	2/1/2027	1,643,076	1,643,076	1,627,403
Pound Bidco, Inc.	Term Loan, Restatement	(2) (3) (4) (5) (14)	Software	SOFR + 600	10.14%	2/1/2027	39,804,247	39,444,148	39,645,160
Pound Bidco, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 600	10.14%	2/1/2026	160,714	158,618	156,731
PPV Intermediate Holdings, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Health Care Providers & Services	SOFR + 525	9.58%	8/31/2029	5,130,000	5,021,289	5,112,274
Press Ganey Holdings, Inc.	Term Loan, Tranche B	(2) (4) (21)	Health Care Technology	SOFR + 325	7.57%	4/30/2031	2,977,500	2,951,558	2,981,222
Primetech Holdco S.a.r.l.	Term Loan	(2) (3) (5) (8)	Insurance	12.00% PIK	12.00%	7/28/2029	€28,924,685	29,029,375	33,901,492
Proampac PG Borrower LLC	Term Loan	(2) (3) (4) (14)	Containers, Packaging & Glass	SOFR + 400	8.32%	9/15/2028	5,773,800	5,770,192	5,786,791

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Corporate Loans (92.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Project Alpha Intermediate Holding, Inc.	Term Loan, Tranche B	(4)	Software	SOFR + 325	7.55%	10/28/2030	2,992,462	2,985,127	3,005,360
Project Castle, Inc.	Term Loan	(2) (3) (4) (14)	Professional Services	SOFR + 550	9.72%	6/1/2029	4,875,000	4,538,530	3,830,336
Project Leopard Holdings, Inc.	Term Loan, Tranche B	(2) (4) (13) (14) (21)	Software	SOFR + 525	9.63%	7/20/2029	9,948,980	9,020,742	8,991,390
Proofpoint, Inc.	Term Loan	(2) (4) (14) (21)	Software	SOFR + 300	7.33%	8/31/2028	13,287,453	13,210,717	13,288,915
Propio LS, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 475	9.05%	5/10/2030	2,204,715	2,182,360	2,181,853
Propulsion (BC) Finco S.a.r.l.	Term Loan, Tranche B	(2) (3) (4) (14)	Aerospace & Defense	SOFR + 325	7.55%	9/14/2029	5,958,150	5,948,327	5,968,398
Pushpay USA Inc.	Term Loan	(2) (3) (4) (5)	Software	SOFR + 400	8.30%	8/18/2031	25,941,730	25,777,356	25,867,830
PXO Holdings I Corp.	Term Loan, 1st Amendment	(2) (3) (4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	9.93%	3/8/2028	2,168,656	2,134,784	2,122,777
PXO Holdings I Corp.	Delayed Draw Term Loan	(4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	9.93%	3/8/2028	2,329,111	2,305,716	2,279,838
PXO Holdings I Corp.	Term Loan	(2) (3) (4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	9.93%	3/8/2028	17,950,327	17,739,567	17,570,580
PXO Holdings I Corp.	Revolver	(4) (5) (6) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	9.93%	3/8/2028	230,064	218,005	202,252
QBS Parent, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Energy: Oil & Gas	SOFR + 450	8.80%	6/3/2032	44,484,983	44,225,869	44,230,819
Rackspace Technology Global, Inc.	Term Loan	(4) (5) (11) (13) (14)	Software	SOFR + 275	7.18%	2/15/2028	16,012,528	9,736,649	7,232,378
Radwell Parent LLC	Term Loan, 1st Amendment	(2) (3) (4) (5) (14)	Distributors	SOFR + 550	9.80%	4/1/2029	18,139,540	17,776,195	17,941,146
Radwell Parent LLC	Revolver	(4) (5) (6) (14)	Distributors	SOFR + 550	9.80%	4/1/2028	418,603	396,578	403,342
Radwell Parent LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Distributors	SOFR + 550	9.78%	4/1/2029	40,294	23,017	18,205
Raven Acquisition Holdings, LLC	Term Loan, Tranche B	(2) (3) (4) (6)	Health Care Providers & Services	SOFR + 325	7.61%	11/19/2031	7,758,023	7,719,168	7,747,631
RealPage, Inc.	Term Loan	(2) (3) (4) (13) (14)	Software	SOFR + 300	7.56%	4/24/2028	4,915,738	4,839,897	4,877,887
Redstone Holdco 2 LP	Term Loan	(2) (3) (4) (5) (13) (14)	Computers and Electronics Retail	SOFR + 475	9.29%	4/27/2028	11,307,959	9,861,236	6,078,028
RFS OpCo, LLC	Delayed Draw Term Loan	(5) (6)	Financial Services	SOFR + 325	7.54%	4/4/2031	—	(15,049)	(15,173)
Rialto Management Group, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Real Estate Management & Development	SOFR + 500	9.33%	12/5/2030	14,985,987	14,842,346	14,893,207
Rocket Software, Inc.	Term Loan	(2) (4) (14) (21)	Software	SOFR + 425	8.58%	11/28/2028	11,835,438	11,743,204	11,858,162
Rome Bidco Ltd.	Delayed Draw Term Loan	(2) (3) (4) (5) (6) (8) (14)	Hotels, Restaurants & Leisure	SONIA + 176, 5.98% PIK	11.96%	12/23/2027	£4,842,029	6,241,680	6,974,034
Rome Bidco Ltd.	Term Loan	(2) (3) (4) (5) (8) (14)	Hotels, Restaurants & Leisure	SONIA + 176, 5.98% PIK	11.96%	12/23/2027	£38,020,749	50,766,335	54,485,492
Rotation Buyer, LLC	Delayed Draw Term Loan	(4) (5) (6)	Machinery	SOFR + 475	9.05%	12/27/2031	559,741	538,746	533,191
Rotation Buyer, LLC	Revolver	(4) (5) (6)	Machinery	SOFR + 475	9.05%	12/27/2031	545,368	534,851	532,086
Rotation Buyer, LLC	Term Loan	(2) (3) (4) (5)	Machinery	SOFR + 475	9.05%	12/27/2031	8,767,023	8,684,100	8,663,675

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Corporate Loans (92.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Savor Acquisition, Inc.	Term Loan, Tranche B	(2) (4) (6) (21)	Beverage, Food & Tobacco	SOFR + 325	7.57%	2/17/2032	2,741,379	2,734,164	2,757,309
SCP Eye Care HoldCo, LLC	Delayed Draw Term Loan, Incremental	(4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 550	9.93%	10/7/2029	83,811	66,628	83,811
SCP Eye Care HoldCo, LLC	Delayed Draw Term Loan	(4) (5) (13) (14)	Health Care Providers & Services	SOFR + 550	9.93%	10/5/2029	38,586	37,825	38,586
SCP Eye Care HoldCo, LLC	Term Loan, Incremental	(2) (3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 550	9.93%	10/7/2029	545,013	536,094	545,013
SCP Eye Care HoldCo, LLC	Term Loan	(4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 550	9.93%	10/5/2029	117,697	114,897	117,697
Seahawk Bidco, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Consumer Services	SOFR + 475	9.07%	12/29/2026	4,869,450	4,804,880	4,816,690
Seahawk Bidco, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Consumer Services	SOFR + 475	9.07%	12/29/2031	37,229,423	36,941,881	37,045,186
Sigma Irish AcquiCo Ltd.	Term Loan, Tranche B	(4) (5)	Capital Markets	EURIBOR + 525	7.23%	3/19/2032	€11,936,865	12,758,891	13,814,970
Sigma Irish AcquiCo Ltd.	Term Loan, Tranche B	(4) (5) (6)	Capital Markets	SOFR + 525	9.55%	3/19/2032	20,444,444	19,937,728	19,986,305
SitusAMC Holdings Corp.	Term Loan, Incremental	(2) (3) (4) (5) (14)	Professional Services	SOFR + 550	9.80%	5/14/2031	20,769,231	20,667,091	20,665,385
Smarsh, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 475	9.05%	2/18/2029	326,524	320,350	326,524
Smarsh, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 475	9.05%	2/18/2029	5,356,918	5,287,385	5,385,537
SonicWall US Holdings, Inc.	Term Loan	(2) (3) (4) (14)	Electronic Equipment, Instruments & Components	SOFR + 500	9.30%	5/16/2028	6,922,425	6,831,199	6,757,879
Sophia, LP	Term Loan, Tranche B	(2) (4) (14) (21)	Software	SOFR + 300	7.33%	10/9/2029	7,754,541	7,731,904	7,769,119
Sophos Holdings, LLC	Term Loan, Incremental	(2) (4) (13) (21)	Software	SOFR + 350	7.94%	3/5/2027	2,984,303	2,981,215	2,994,032
Sovos Compliance, LLC	Term Loan, Tranche B	(2) (4) (14) (21)	Software	SOFR + 400	8.30%	8/13/2029	4,919,265	4,876,928	4,941,106
Speciality Pharma III Inc.	Term Loan	(2) (3) (4) (5) (13)	Health Care Providers & Services	SOFR + 450	8.93%	3/31/2028	13,525,963	13,515,855	13,508,856
Speedstar Holding, LLC	Delayed Draw Term Loan, 3rd Amendment	(4) (5) (6) (14)	Automotives	SOFR + 600	10.28%	7/2/2027	1,307,067	1,270,868	1,228,574
Speedstar Holding, LLC	Term Loan, 3rd Amendment	(2) (3) (4) (5) (14)	Automotives	SOFR + 600	10.29%	7/2/2027	11,968,728	11,871,666	11,610,251
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (13) (14)	Consumer Services	SOFR + 575	10.20%	7/25/2028	4,082,294	4,034,370	4,102,663
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche B	(4) (5) (13) (14)	Consumer Services	SOFR + 575	10.20%	7/25/2028	923,196	912,423	927,802
Spotless Brands, LLC	Delayed Draw Term Loan	(4) (5) (13) (14)	Consumer Services	SOFR + 575	10.20%	7/25/2028	7,440,000	7,301,693	7,477,122
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche E	(4) (5) (6) (14)	Consumer Services	SOFR + 550	9.75%	7/25/2028	17,550,131	17,347,030	17,549,934
Spotless Brands, LLC	Revolver	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 575	10.08%	7/25/2028	657,620	646,328	657,620
Spotless Brands, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 575	10.20%	7/25/2028	20,603,324	20,365,621	20,706,125
Star Parent, Inc.	Term Loan, Tranche B	(2) (4) (21)	Health Care Providers & Services	SOFR + 400	8.30%	9/27/2030	2,962,500	2,926,605	2,931,957

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Corporate Loans (92.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *		Amortized Cost	Fair Value
Starlight Parent, LLC	Term Loan	(2) (4) (5) (21)	IT Services	SOFR + 400	8.26%	3/12/2032		10,000,000	9,706,273	9,762,500
Tank Holding Corp.	Delayed Draw Term Loan, Incremental	(2) (3) (4) (5) (13) (14)	Capital Equipment	SOFR + 600	10.41%	3/31/2028		4,298,148	4,229,633	4,186,931
Tank Holding Corp.	Term Loan, Incremental	(2) (3) (4) (5) (13) (14)	Capital Equipment	SOFR + 600	10.41%	3/31/2028		9,915,820	9,758,547	9,659,244
Tank Holding Corp.	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Capital Equipment	SOFR + 575	10.18%	3/31/2028		43,656,867	43,195,464	42,246,163
Tecta America Corp.	Term Loan, Tranche B	(2) (4) (21)	Building Products	SOFR + 300	7.33%	2/18/2032		2,000,000	1,995,162	2,001,880
Teneo Holdings, LLC	Term Loan, Tranche B	(2) (3) (4)	Professional Services	SOFR + 475	9.08%	3/11/2031		2,468,750	2,447,272	2,490,352
The Chartis Group, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 450	8.81%	9/17/2031		31,073,382	30,661,220	30,823,936
The Very Group Ltd.	Term Loan, Tranche A	(2) (3) (5)	Consumer Services	13.50%	13.50%	2/26/2026		£4,684,004	5,841,977	6,381,276
The Very Group Ltd.	Term Loan, Tranche B	(2) (3) (5)	Consumer Services	13.50%	13.50%	2/26/2026		£3,788,924	4,771,192	5,161,859
Tiger Acquisition, LLC	Term Loan, Tranche B	(2) (3) (4) (14)	High Tech Industries	SOFR + 275	7.08%	6/1/2028		4,189,965	4,186,278	4,197,967
Titan Acquisition Ltd.	Term Loan, Tranche B	(2) (4) (21)	Machinery	SOFR + 450	8.80%	2/15/2029		1,980,000	1,956,438	1,983,881
TK Elevator U.S. Newco, Inc.	Term Loan, Tranche B	(2) (4) (21)	Machinery	SOFR + 350	7.74%	4/30/2030		9,892,149	9,886,604	9,913,516
Total Power Limited	Revolver	(2) (4) (5) (6) (14)	Machinery	CORRA + 525	7.94%	7/22/2030	C$	444,444	301,621	298,383
Total Power Limited	Delayed Draw Term Loan	(2) (4) (5) (6) (14)	Machinery	CORRA + 525	7.94%	7/22/2030	C$	3,489,716	2,401,788	2,506,731
Total Power Limited	Term Loan, Tranche A	(2) (3) (4) (5) (14)	Machinery	CORRA + 525	7.94%	7/22/2030	C$	19,298,611	13,816,418	13,977,428
Trioworld Midco 2 AB	Term Loan	(4) (5) (8)	Containers, Packaging & Glass	EURIBOR + 10.25% PIK	12.51%	10/17/2028		€38,973,767	40,721,077	45,679,628
Triton Water Holdings, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Beverage, Food & Tobacco	SOFR + 225	6.55%	3/31/2028		8,164,228	8,143,100	8,189,864
Truist Insurance Holdings, LLC	Term Loan, Tranche B	(2) (4) (21)	Insurance	SOFR + 275	7.05%	5/6/2031		6,217,742	6,207,126	6,216,436
TTF Holdings, LLC	Term Loan	(2) (3) (4) (5)	Financial Services	SOFR + 375	8.00%	7/18/2031		1,963,992	1,946,351	1,944,352
Tufin Software North America, Inc.	Term Loan, 3rd Amendment	(2) (3) (4) (5) (14)	Software	SOFR + 518	9.51%	8/25/2028		2,695,088	2,670,524	2,680,800
Tufin Software North America, Inc.	Term Loan, 1st Amendment	(2) (3) (4) (5) (13) (14)	Software	SOFR + 518	9.61%	8/25/2028		8,621,325	8,499,558	8,575,622
Tufin Software North America, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 518	9.51%	8/25/2028		27,246,854	26,903,566	27,085,979
UKG, Inc.	Term Loan, Tranche B	(2) (4) (21)	Software	SOFR + 300	7.30%	2/10/2031		9,900,000	9,889,395	9,934,848
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Environmental Industries	SOFR + 525	9.58%	6/21/2031		5,545,503	5,472,957	5,516,762
United Flow Technologies Intermediate Holdco II, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Environmental Industries	SOFR + 525	9.55%	6/21/2031		9,980,447	9,832,965	9,923,230
USR Parent, Inc.	Term Loan, 3rd Amendment	(2) (3) (4) (5) (11) (14)	Specialty Retail	SOFR + 760	11.92%	4/25/2027		2,402,095	2,391,901	2,368,781
Vensure Employer Services, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Professional Services	SOFR + 475	9.05%	9/27/2031		67,860,627	67,176,560	67,860,627

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Corporate Loans (92.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Verifone Systems, Inc.	Term Loan	(2) (3) (4) (7)	High Tech Industries	SOFR + 550	9.78%	8/20/2025	2,411,669	2,409,658	2,250,690
VGL Midco Ltd.	Term Loan, Tranche A	(2) (3) (5) (8)	Consumer Services	15.00% PIK	15.00%	11/28/2025	£2,816,551	3,483,881	3,827,476
VGL Midco Ltd.	Term Loan, Tranche B1	(4) (5) (8)	Consumer Services	SONIA + 12.50% PIK	16.72%	11/1/2025	£15,451,112	19,597,225	21,208,964
VGL Midco Ltd.	Term Loan, Tranche B2	(4) (5) (8)	Consumer Services	SONIA + 12.50% PIK	16.72%	11/1/2025	£15,997,717	20,287,578	21,959,261
Vision Solutions, Inc.	Term Loan, Incremental	(2) (4) (13) (14) (21)	Software	SOFR + 400	8.54%	4/24/2028	12,815,845	12,474,986	12,126,993
Voyage Australia Pty Ltd.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Telecommunications	SOFR + 350	8.03%	7/20/2028	5,789,663	5,787,304	5,799,332
VS Buyer, LLC	Term Loan, Tranche B	(2) (3) (4) (5)	Software	SOFR + 275	7.02%	4/4/2031	3,970,050	3,961,467	3,984,938
WestJet Loyalty LP	Term Loan, Tranche B	(2) (4) (21)	Passenger Airlines	SOFR + 325	7.55%	2/14/2031	4,937,500	4,895,626	4,935,031
White Cap Buyer, LLC	Term Loan, Tranche B	(2) (4) (21)	Trading Companies & Distributors	SOFR + 325	7.58%	10/19/2029	4,975,000	4,951,770	4,940,175
Windsor Holdings III, LLC	Term Loan, Tranche B	(2) (4) (21)	Chemicals, Plastics & Rubber	SOFR + 275	7.07%	8/1/2030	3,930,449	3,883,182	3,929,466
Wineshipping.com, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (8) (13) (14)	Beverage, Food & Tobacco	SOFR + 6.25% PIK	10.66%	10/29/2027	386,330	383,155	302,235
Wineshipping.com, LLC	Revolver	(2) (3) (4) (5) (6) (8) (13) (14)	Beverage, Food & Tobacco	SOFR + 6.25% PIK	10.71%	10/29/2027	1,842,959	1,825,884	1,389,907
Wineshipping.com, LLC	Term Loan	(2) (3) (4) (5) (6) (8) (13) (14)	Beverage, Food & Tobacco	SOFR + 6.25% PIK	10.70%	10/29/2027	14,332,223	14,209,366	10,810,958
Wood Mackenzie Ltd.	Term Loan, Tranche B	(2) (3) (4)	Professional Services	SOFR + 300	7.32%	1/31/2031	3,663,000	3,655,273	3,675,820
Yellowstone Buyer Acquisition, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Goods: Durable	SOFR + 575	10.13%	9/14/2027	6,505,538	6,449,302	5,866,797
YLG Holdings, Inc.	Delayed Draw Term Loan, 8th Amendment	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 475	9.05%	12/23/2030	47,425	47,078	47,618
YLG Holdings, Inc.	Revolver	(2) (3) (4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 475	9.05%	12/23/2030	5,065	4,931	5,065
YLG Holdings, Inc.	Term Loan	(2) (3) (4) (5)	Commercial Services & Supplies	SOFR + 475	9.05%	12/23/2030	516,900	512,459	517,930
Zelis Payments Buyer, Inc.	Term Loan, 5th Amendment	(2) (4) (21)	Health Care Technology	SOFR + 325	7.58%	11/26/2031	9,950,000	9,903,464	9,886,420
First Lien Debt Total								$3,902,323,645	$3,936,814,536

Second Lien Debt (3.2% of Net Assets)
11852604 Canada, Inc.	Term Loan	(4) (5) (8) (13) (14)	Health Care Providers & Services	SOFR + 9.50% PIK	13.95%	9/30/2028	$43,659,043	$43,323,203	$42,895,010
520 Mezz Owner 2, LLC	Term Loan, Mezzanine	(4) (5) (6) (8) (14)	Real Estate Management & Development	SOFR + 12.62% PIK	16.94%	3/2/2026	19,950,693	19,885,911	19,950,693
AQA Acquisition Holding, Inc.	Term Loan, Incremental	(2) (3) (4) (5) (14)	Software	SOFR + 625	10.53%	3/2/2029	18,856,313	18,746,834	18,852,749
Boxer Parent Company Inc.	Term Loan	(2) (4) (21)	Software	SOFR + 300	7.33%	6/30/2032	3,700,000	3,570,500	3,591,331

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Corporate Loans (92.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Delta TopCo, Inc.	Term Loan	(2) (3) (4)	Computers and Electronics Retail	SOFR + 525	9.57%	11/29/2030	5,000,000	4,978,289	5,007,800
Denali Midco 2, LLC	Term Loan, 3rd Amendment	(5)	Consumer Services	13.00%	13.00%	12/22/2029	4,035,948	3,972,850	3,966,457
National Mentor Holdings, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 725	11.65%	3/2/2029	2,000,000	1,988,860	1,888,000
Neptune Bidco US, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Professional Services	SOFR + 975	14.08%	10/11/2029	38,440,000	37,565,381	38,536,100
PAI Holdco, Inc.	Term Loan	(2) (3) (4) (5) (8) (13) (14)	Automotives	SOFR + 550, 2.00% PIK	11.93%	10/28/2028	3,704,962	3,653,669	3,081,648
Peraton Corp.	Term Loan, Tranche B1	(2) (3) (4) (13) (14)	Aerospace & Defense	SOFR + 775	12.18%	2/1/2029	4,444,944	4,406,612	3,089,236
RXR Atlas Mezz, LLC	Term Loan, Mezzanine	(4) (5) (15)	Real Estate Management & Development	SOFR + 1000	14.29%	8/25/2025	5,000,000	4,922,635	432,500
TruGreen Limited Partnership	Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 850	13.04%	11/2/2028	2,000,000	1,978,771	1,567,500
Second Lien Debt Total								$148,993,515	$142,859,024
Corporate Loans Total								$4,051,317,160	$4,079,673,560

Investments—Collateralized Loan Obligations (18.7% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
522 Funding CLO Ltd.	Series 2019-5A, Class ER	(4) (5) (7)	SOFR + 676	11.08%	4/15/2035	$1,400,000	$1,260,865	$1,355,598
720 East CLO IV Ltd.	Series 2024-1A, Class E	(4) (5) (7)	SOFR + 650	10.82%	4/15/2037	1,000,000	1,000,000	1,012,852
720 East CLO Ltd.	Series 2023-2A, Class D	(4) (5) (7)	SOFR + 515	9.47%	10/15/2036	2,000,000	2,000,000	2,006,260
AB BSL CLO 5 Ltd.	Series 2024-5A, Class E	(4) (5) (7)	SOFR + 610	10.43%	1/20/2038	1,250,000	1,250,000	1,254,340
ABPCI Direct Lending Fund CLO V Ltd.	Series 2019-5A, Class CRR	(4) (5) (7)	SOFR + 575	10.08%	1/20/2036	5,275,000	5,275,000	5,337,424
ABPCI Direct Lending Fund CLO I LLC	Series 2024-17A, Class D	(4) (5) (7)	SOFR + 470	8.98%	8/1/2036	3,300,000	3,300,000	3,313,299
AGL CLO 19 Ltd.	Series 2022-19A, Class ER	(4) (5) (7)	SOFR + 550	9.77%	7/21/2038	6,050,000	6,050,000	6,050,000
AGL CLO 19 Ltd.	Series 2022-19A, Class E	(4) (5) (7)	SOFR + 801	12.28%	7/21/2035	6,050,000	5,901,796	6,050,000
AGL CLO 20 Ltd.	Series 2022-20A, Class ER	(4) (5) (7)	SOFR + 640	10.73%	10/20/2037	2,700,000	2,700,000	2,700,821
AGL CLO 9 Ltd.	Series 2020-9A, Class ER	(4) (5) (7)	SOFR + 650	10.77%	4/20/2037	5,600,000	5,600,000	5,572,465
Aimco CLO 20 Ltd.	Series 2023-20A, Class E	(4) (5) (7)	SOFR + 700	11.32%	10/16/2036	6,000,000	6,000,000	6,062,766
Aimco CLO Series 2018-A Ltd.	Series 2018-AA, Class ER	(4) (5) (7)	SOFR + 525	9.57%	10/17/2037	1,330,000	1,330,000	1,326,453
Allegany Park CLO Ltd.	Series 2019-1A, Class ER	(4) (5) (7)	SOFR + 640	10.73%	1/20/2035	1,500,000	1,420,899	1,501,632
Allegro CLO XV Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 550	9.83%	4/20/2038	2,500,000	2,500,000	2,427,813
Allegro CLO XVII Ltd.	Series 2025-2A, Class SUB	(4) (5) (7) (12)			7/25/2038	1,875,000	1,447,826	1,497,265
Anchorage Capital CLO Ltd.	Series 2021-18A, Class E	(4) (5) (7) (13)	SOFR + 646	11.04%	4/15/2034	4,000,000	3,971,773	4,014,020
Anchorage Capital CLO Ltd.	Series 2021-21A, Class SUB	(4) (5) (7) (12)			10/20/2034	8,830,000	5,735,246	4,538,218
Apidos CLO, Ltd.	Series 2020-33A, Class ER2	(4) (5) (7)	SOFR + 732	11.60%	4/24/2038	9,400,000	9,032,320	9,660,286
Apidos CLO, Ltd.	Series 2020-33A, Class FR2	(4) (5) (7)	SOFR + 855	12.83%	4/24/2038	250,000	230,405	242,730
Apidos CLO, Ltd.	Series 2020-33A, Class SUB	(4) (5) (7) (12)			4/24/2038	21,960,000	11,518,883	12,100,716

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Collateralized Loan Obligations (18.7% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Apidos CLO, Ltd.	Series 2023-45A, Class E	(4) (5) (7)	SOFR + 840	12.68%	4/26/2036	2,470,000	2,426,782	2,470,000
Apidos CLO XVIII-R Ltd.	Series 2018-18A, Class ER2	(4) (5) (7)	SOFR + 550	9.83%	1/22/2038	5,450,000	5,450,000	5,484,166
Arbour CLO IX DAC	Series 9X, Class E	(4) (5) (16)	EURIBOR + 579	7.82%	4/15/2034	€2,337,000	2,214,586	2,752,714
Ares CLO Ltd.	Series 2021-60A, Class SUB	(4) (5) (7) (12)			7/18/2034	6,500,000	4,064,027	2,930,174
Ares CLO Ltd.	Series 2022-66A, Class DR	(4) (5) (7)	SOFR + 500	9.32%	7/25/2036	6,750,000	6,750,000	6,787,611
Ares XLIII CLO Ltd.	Series 2017-43A, Class ER2	(4) (5) (7)	SOFR + 600	10.32%	1/15/2038	6,340,000	6,340,000	6,361,398
Audax Senior Debt CLO 12, LLC	Series 2025-12A, Class SUB	(4) (5) (7) (12)			4/22/2037	1,330,000	1,230,250	1,199,334
Audax Senior Debt CLO 9, LLC	Series 2024-9A, Class D	(4) (5) (7)	SOFR + 520	9.53%	4/20/2036	5,000,000	5,000,000	5,031,805
Avoca CLO XI DAC	Series 11A, Class ERR	(4) (5) (7)	EURIBOR + 615	8.08%	10/15/2038	€1,750,000	1,875,825	2,073,928
Babson CLO Ltd.	Series 2019-2A, Class ERR	(4) (5) (7)	SOFR + 600	10.32%	1/15/2038	10,000,000	10,000,000	10,025,720
Babson CLO Ltd.	Series 2020-1A, Class ER2	(4) (5) (7)	SOFR + 550	9.82%	1/15/2038	1,600,000	1,600,000	1,587,382
Babson CLO Ltd.	Series 2021-3A, Class SUB	(4) (5) (7) (12)			1/18/2035	14,100,000	8,540,758	4,780,474
Ballyrock CLO 21 Ltd.	Series 2022-21A, Class DR	(4) (5) (7)	SOFR + 600	10.33%	10/20/2037	1,000,000	1,000,000	989,845
Ballyrock CLO 26 Ltd.	Series 2024-26A, Class C2	(4) (5) (7)	SOFR + 470	9.02%	7/25/2037	8,250,000	8,250,000	8,209,616
Ballyrock CLO 28 Ltd.	Series 2024-28A, Class SUB	(4) (5) (7) (12)			1/20/2038	5,000,000	4,300,000	4,224,573
Ballyrock CLO Ltd.	Series 2023-24A, Class D	(4) (5) (7)	SOFR + 837	12.63%	7/15/2036	3,350,000	3,328,043	3,350,000
Barings CLO Ltd.	Series 2025-1A, Class SUB	(4) (5) (7) (12)			4/20/2038	5,000,000	4,207,896	4,213,687
Barings Middle Market CLO Ltd.	Series 2023-IA, Class C	(4) (5) (7)	SOFR + 640	10.73%	1/20/2036	2,750,000	2,750,000	2,784,337
Battalion CLO Ltd.	Series 2017-11A, Class ER	(4) (5) (7) (13)	SOFR + 685	11.43%	4/24/2034	3,000,000	2,978,244	2,634,654
BCC Middle Market CLO Ltd.	Series 2023-1A, Class D	(4) (5) (7)	SOFR + 665	10.98%	7/20/2035	3,350,000	3,350,000	3,370,512
Benefit Street Partners CLO Ltd.	Series 2016-10A, Class DRR	(4) (5) (7) (13)	SOFR + 675	11.28%	4/20/2034	3,500,000	3,449,989	3,469,351
Benefit Street Partners CLO Ltd.	Series 2023-32A, Class E	(4) (5) (7)	SOFR + 735	11.67%	10/25/2036	4,000,000	4,000,000	4,050,024
Benefit Street Partners CLO V-B Ltd.	Series 2018-5BA, Class ER	(4) (5) (7)	SOFR + 630	10.63%	7/20/2037	10,710,000	10,710,000	10,843,714
Benefit Street Partners CLO XXXIV Ltd.	Series 2024-34A, Class E	(4) (5) (7)	SOFR + 670	11.02%	7/25/2037	4,000,000	4,000,000	4,059,332
Benefit Street Partners CLO XXXVIII Ltd.	Series 2024-38A, Class SUB	(4) (5) (7) (12)			1/25/2038	5,000,000	4,567,767	4,456,334
Birch Grove CLO 11 Ltd.	Series 2024-11A, Class E	(4) (5) (7)	SOFR + 580	10.13%	1/22/2038	6,000,000	6,000,000	6,001,986
Birch Grove CLO 9 Ltd.	Series 2024-9A, Class E	(4) (5) (7)	SOFR + 625	10.58%	10/22/2037	2,500,000	2,500,000	2,523,015
Birch Grove CLO Ltd.	Series 19A, Class ERR	(4) (5) (7)	SOFR + 694	11.26%	7/17/2037	7,000,000	6,935,423	7,034,216
Birch Grove CLO 6 Ltd.	Series 2023-6A, Class D	(4) (5) (7)	SOFR + 583	10.10%	7/20/2035	5,000,000	4,957,312	5,000,000
BlackRock European CLO DAC	Series 5X, Class SUB	(4) (5) (12) (16)			7/16/2031	€2,750,000	994,021	1,000,640
BlueMountain CLO Ltd.	Series 2019-24A, Class ER	(4) (5) (7) (13)	SOFR + 684	11.43%	4/20/2034	4,000,000	3,997,117	3,920,808
BlueMountain CLO Ltd.	Series 2021-31A, Class E	(4) (5) (7) (13)	SOFR + 653	11.12%	4/19/2034	735,000	650,072	728,771
BlueMountain CLO Ltd.	Series 2021-33A, Class SUB	(4) (5) (7) (12)			11/20/2034	5,900,000	4,216,282	2,692,672
BlueMountain CLO XXV Ltd.	Series 2019-25A, Class ERR	(4) (5) (7)	SOFR + 742	11.74%	1/15/2038	5,725,000	5,615,761	5,604,260
Brightwood Capital MM CLO Ltd.	Series 2023-1A, Class C	(4) (5) (7)	SOFR + 480	9.12%	10/15/2035	2,900,000	2,850,004	2,923,391
Bryant Park Funding Ltd.	Series 2023-21A, Class D	(4) (5) (7)	SOFR + 545	9.72%	10/18/2036	4,800,000	4,800,000	4,821,547
Bryant Park Funding Ltd.	Series 2024-25A, Class E	(4) (5) (7)	SOFR + 575	10.06%	1/18/2038	6,000,000	6,000,000	6,054,522
Buckhorn Park CLO Ltd.	Series 2019-1A, Class SUB	(4) (5) (7) (12)			7/18/2034	14,400,000	9,189,053	7,577,495
CBAM 2017-3 Ltd.	Series 2017-3A, Class ER	(4) (5) (7) (13)	SOFR + 711	11.69%	7/17/2034	4,000,000	3,970,476	3,916,424
Cedar Funding CLO Ltd.	Series 2016-6A, Class SUB	(4) (5) (7) (12)			4/20/2034	17,821,729	11,608,430	7,768,816

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Collateralized Loan Obligations (18.7% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
CIFC European Funding CLO IV DAC	Series 4X, Class E	(4) (5) (16)	EURIBOR + 597	7.99%	8/18/2035	€2,845,000	2,774,585	3,352,794
CIFC Funding Ltd.	Series 2015-4A, Class SUB	(4) (5) (7) (12)			4/20/2034	5,952,500	2,460,148	1,564,373
CIFC Funding Ltd.	Series 2017-5A, Class ER	(4) (5) (7)	SOFR + 615	10.47%	7/17/2037	4,750,000	4,750,000	4,737,797
CIFC Funding Ltd.	Series 2018-5A, Class ER	(4) (5) (7)	SOFR + 660	10.92%	7/15/2038	3,000,000	3,000,000	3,000,780
CIFC Funding Ltd.	Series 2019-2A, Class ER	(4) (5) (7) (13)	SOFR + 659	11.17%	4/17/2034	2,850,000	2,834,497	2,862,258
CIFC Funding Ltd.	Series 2021-3A, Class E1	(4) (5) (7) (13)	SOFR + 640	10.98%	7/15/2036	1,500,000	1,476,630	1,503,599
CIFC Funding Ltd.	Series 2023-1A, Class E	(4) (5) (7)	SOFR + 715	11.47%	10/15/2037	6,000,000	6,000,000	6,063,726
CIFC Funding Ltd.	Series 2023-3A, Class E	(4) (5) (7)	SOFR + 765	11.98%	1/20/2037	7,000,000	7,000,000	7,101,948
CIFC Funding Ltd.	Series 2024-2A, Class E	(4) (5) (7)	SOFR + 640	10.73%	4/22/2037	5,650,000	5,650,000	5,712,834
Crown Point CLO Ltd.	Series 2021-10A, Class E	(4) (5) (7) (13)	SOFR + 685	11.44%	7/20/2034	3,000,000	2,933,463	2,944,248
Crown Point CLO Ltd.	Series 2019-8A, Class ER	(4) (5) (7) (13)	SOFR + 713	11.72%	10/20/2034	3,462,500	3,065,124	3,458,951
CVC Cordatus Loan Fund XXII DAC	Series 22X, Class E	(4) (5) (16)	EURIBOR + 616	8.14%	12/15/2034	€1,550,000	1,549,026	1,848,225
CVC Cordatus Loan Fund XXVI DAC	Series 26A, Class ER	(4) (5) (7)	EURIBOR + 575	7.68%	1/15/2038	€4,840,000	5,065,787	5,704,303
CVC Cordatus Loan Fund XXVII DAC	Series 27A, Class ER	(4) (5) (7)	EURIBOR + 610	8.11%	4/15/2038	€2,125,000	2,373,093	2,511,433
Danby Park CLO Ltd.	Series 2022-1A, Class M1	(4) (5) (7) (12)			10/21/2035	7,190,750	—	116,152
Danby Park CLO Ltd.	Series 2022-1A, Class M2	(4) (5) (7) (12)			10/21/2035	7,190,750	—	271,019
Danby Park CLO Ltd.	Series 2022-1A, Class SUB	(4) (5) (7) (12)			10/21/2035	7,190,750	4,193,382	5,902,436
Davis Park CLO Ltd.	Series 2022-1A, Class E	(4) (5) (7)	SOFR + 695	11.22%	4/20/2035	5,000,000	5,000,000	5,020,300
Dryden Senior Loan Fund CLO Ltd.	Series 2021-95A, Class SUB	(4) (5) (7) (12)			8/20/2034	4,915,323	3,404,241	2,017,790
Elevation CLO Ltd.	Series 2021-13A, Class E	(4) (5) (7) (13)	SOFR + 695	11.47%	7/15/2034	3,000,000	2,955,934	2,823,612
Elmwood CLO 22 Ltd.	Series 2023-1A, Class ER	(4) (5) (7)	SOFR + 480	9.08%	4/17/2038	5,000,000	5,000,000	4,941,950
Elmwood CLO I Ltd.	Series 2019-1A, Class ERR	(4) (5) (7)	SOFR + 640	10.73%	4/20/2037	3,637,500	3,624,282	3,615,104
Elmwood CLO II Ltd.	Series 2019-2A, Class ERR	(4) (5) (7)	SOFR + 575	10.08%	10/20/2037	6,500,000	6,500,000	6,509,646
Empower CLO 2022-1 Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 590	10.23%	10/20/2037	3,000,000	3,000,000	2,969,379
Empower CLO 2024-1 Ltd.	Series 2024-1A, Class D1	(4) (5) (7)	SOFR + 375	8.07%	4/25/2037	14,000,000	14,000,000	14,100,870
Empower CLO Ltd.	Series 2023-2A, Class D	(4) (5) (7)	SOFR + 540	9.72%	7/15/2036	2,000,000	2,000,000	2,013,022
Generate CLO 18 Ltd.	Series 2024-18A, Class E	(4) (5) (7)	SOFR + 600	10.29%	1/20/2038	3,060,000	3,060,000	3,122,761
Generate CLO 5 Ltd.	Series 5A, Class D2R	(4) (5) (7)	SOFR + 510	9.43%	7/22/2037	6,750,000	6,750,000	6,757,702
Generate CLO 7 Ltd.	Series 7A, Class ER	(4) (5) (7)	SOFR + 694	11.27%	4/22/2037	6,540,000	6,486,866	6,363,446
Generate CLO 8 Ltd.	Series 8A, Class ER2	(4) (5) (7)	SOFR + 635	10.62%	1/20/2038	2,820,000	2,820,000	2,780,915
Golub Capital Partners CLO Ltd.	Series 2019-43A, Class ER	(4) (5) (7)	SOFR + 575	10.08%	10/20/2037	6,750,000	6,750,000	6,797,405
Golub Capital Partners CLO Ltd.	Series 2021-53A, Class ER	(4) (5) (7)	SOFR + 470	9.03%	7/20/2034	4,000,000	4,000,000	3,939,920
Golub Capital Partners CLO Ltd.	Series 2023-68A, Class D	(4) (5) (7)	SOFR + 545	9.77%	7/25/2036	6,750,000	6,750,000	6,764,708
Golub Capital Partners CLO Ltd.	Series 2021-54A, Class D	(4) (5) (7) (13)	SOFR + 385	8.37%	8/5/2033	3,750,000	3,598,595	3,758,813
Golub Capital Partners CLO Ltd.	Series 2019-42RA, Class DR	(4) (5) (7)	SOFR + 610	10.41%	1/20/2036	4,800,000	4,800,000	4,903,987
Golub Capital Partners CLO Ltd.	Series 2024-71A, Class D	(4) (5) (7)	SOFR + 510	9.40%	2/9/2037	7,500,000	7,500,000	7,557,000
Harvest Clo XXIX DAC	Series 29X, Class ER	(4) (5) (16)	EURIBOR + 627	8.30%	7/15/2037	€5,000,000	5,315,914	5,902,098
HPS Loan Management Ltd.	Series 2023-18A, Class D	(4) (5) (7)	SOFR + 575	10.02%	7/20/2036	3,750,000	3,750,000	3,760,324
HPS Private Credit CLO 2023-1 LLC	Series 2023-1A, Class D	(4) (5) (7)	SOFR + 675	11.07%	7/15/2035	6,000,000	6,000,000	6,034,854

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Collateralized Loan Obligations (18.7% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Invesco CLO Ltd.	Series 2023-3A, Class D	(4) (5) (7)	SOFR + 540	9.66%	7/15/2036	3,900,000	3,900,000	3,900,000
Invesco CLO Ltd.	Series 2023-3A, Class E	(4) (5) (7)	SOFR + 816	12.42%	7/15/2036	3,000,000	2,947,169	3,000,000
Invesco U.S. CLO 2024-1 Ltd.	Series 2024-1RA, Class D2R	(4) (5) (7)	SOFR + 550	9.82%	4/15/2037	10,000,000	10,000,000	10,034,870
Ivy Hill Middle Market Credit Fund XXI Ltd.	Series 21A, Class D	(4) (5) (7)	SOFR + 640	10.73%	7/18/2035	2,000,000	2,000,000	2,012,614
Ivy Hill Middle Market Credit Fund XXII Ltd.	Series 2024-22A, Class D	(4) (5) (7)	SOFR + 505	9.38%	4/20/2036	2,500,000	2,500,000	2,538,028
KKR CLO 46 Ltd.	Series 2023-46A, Class ER	(4) (5) (7)	SOFR + 700	11.33%	10/20/2037	2,080,000	2,080,000	2,085,735
KKR CLO 54 Ltd.	Series 2024-54A, Class E	(4) (5) (7)	SOFR + 580	10.12%	1/15/2038	6,100,000	6,100,000	6,200,979
KKR Financial CLO Ltd.	Series 10, Class ER	(4) (5) (7) (13) (15)	SOFR + 650	11.08%	9/15/2029	3,000,000	2,978,069	3,005,808
KKR Financial CLO Ltd.	Series 2021-36A, Class SUB	(4) (5) (7) (12)			10/15/2034	8,600,000	5,526,469	2,735,856
KKR Financial CLO Ltd.	Series 2023-52A, Class E	(4) (5) (7)	SOFR + 881	13.07%	7/16/2036	1,000,000	978,015	1,000,000
KKR Financial CLO Ltd.	Series 28A, Class ER	(4) (5) (7) (15)	SOFR + 740	11.72%	2/9/2035	6,800,000	6,770,061	6,805,114
KKR Financial CLO Ltd.	Series 44A, Class D	(4) (5) (7)	SOFR + 500	9.33%	1/20/2036	5,000,000	5,000,000	5,069,205
Logan CLO I Ltd.	Series 2024-5A, Class D2R	(4) (5) (7)	SOFR + 460	8.93%	4/20/2037	3,750,000	3,750,000	3,763,339
Madison Park Euro Funding IX DAC	Series 9X, Class ER	(4) (5) (16)	EURIBOR + 611	8.14%	7/15/2035	€5,725,000	5,570,289	6,749,891
Madison Park Funding LIV Ltd.	Series 2022-54A, Class ER	(4) (5) (7)	SOFR + 650	10.83%	10/21/2037	750,000	750,000	749,443
Madison Park Funding LV Ltd.	Series 2022-55A, Class ER	(4) (5) (7)	SOFR + 600	10.33%	7/18/2037	5,500,000	5,500,000	5,427,989
Madison Park Funding LVIII Ltd.	Series 2024-58A, Class E	(4) (5) (7)	SOFR + 665	10.93%	4/25/2037	6,000,000	6,000,000	6,035,862
Madison Park Funding XLVII Ltd.	Series 2020-47A, Class DR	(4) (5) (7)	SOFR + 390	8.23%	4/19/2037	5,000,000	5,000,000	5,044,930
Madison Park Funding XLVII Ltd.	Series 2020-47A, Class ER	(4) (5) (7)	SOFR + 665	10.98%	4/19/2037	5,000,000	5,000,000	5,001,320
Madison Park Funding XXXII Ltd.	Series 2018-32A, Class ER2	(4) (5) (7)	SOFR + 640	10.73%	7/22/2037	1,800,000	1,800,000	1,787,679
Magnetite XVII Ltd.	Series 2016-17A, Class ER2	(4) (5) (7)	SOFR + 650	10.77%	4/20/2037	6,400,000	6,400,000	6,493,997
Marble Point CLO XX Ltd.	Series 2021-1A, Class E	(4) (5) (7) (13)	SOFR + 711	11.69%	4/23/2034	2,500,000	2,481,797	2,430,363
Marble Point CLO XXI Ltd.	Series 2021-3A, Class E	(4) (5) (7) (13)	SOFR + 720	11.78%	10/17/2034	4,000,000	3,939,595	3,930,788
MidOcean Credit CLO XIII Ltd.	Series 2023-13A, Class D	(4) (5) (7)	SOFR + 509	9.42%	1/21/2037	3,850,000	3,815,565	3,902,807
MidOcean Credit CLO XIV Ltd.	Series 2024-14A, Class SUB	(4) (5) (7) (12)			4/15/2037	3,375,000	2,210,063	2,032,869
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.	Series 2023-1A, Class D1	(4) (5) (7)	SOFR + 500	9.28%	10/25/2036	3,850,000	3,815,531	3,868,930
Oaktree CLO 2019-2 Ltd.	Series 2019-2A, Class DR	(4) (5) (7)	SOFR + 719	11.45%	10/15/2037	4,550,000	4,507,199	4,465,234
Oaktree CLO 2021-1 Ltd.	Series 2021-1A, Class ER	(4) (5) (7)	SOFR + 610	10.42%	1/15/2038	5,750,000	5,750,000	5,781,832
OCP CLO Ltd.	Series 2016-12A, Class E1R3	(4) (5) (7)	SOFR + 600	10.27%	10/18/2037	2,750,000	2,750,000	2,775,273
OCP CLO Ltd.	Series 2023-28A, Class D	(4) (5) (7)	SOFR + 535	9.61%	7/16/2036	5,062,500	5,062,500	5,062,500
Octagon 58 Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 625	10.51%	4/15/2038	9,500,000	9,500,000	9,569,730
Octagon 62 Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 640	10.72%	1/23/2038	2,000,000	2,000,000	2,001,720
Octagon 70 Alto Ltd.	Series 2023-1A, Class D	(4) (5) (7)	SOFR + 409	8.42%	10/20/2036	4,850,000	4,722,215	4,870,098
Octagon 70 Alto Ltd.	Series 2023-1A, Class E	(4) (5) (7)	SOFR + 666	10.99%	10/20/2036	1,575,000	1,504,940	1,563,041
Octagon Investment Partners 40 Ltd.	Series 2019-1A, Class SUB	(4) (5) (7) (12)			1/20/2035	22,500,000	11,700,805	5,681,583
Octagon Investment Partners 44 Ltd.	Series 2019-1A, Class ER	(4) (5) (7) (13)	SOFR + 675	11.33%	10/15/2034	6,425,000	6,338,367	5,780,103
OHA Credit Funding 16 Ltd.	Series 2023-16A, Class E	(4) (5) (7)	SOFR + 675	11.08%	10/20/2036	8,000,000	8,000,000	8,069,528
Palmer Square CLO 2018-1 Ltd.	Series 2018-1A, Class DR	(4) (5) (7)	SOFR + 694	11.27%	4/18/2037	3,300,000	3,316,620	3,316,342
Palmer Square CLO 2018-2 Ltd.	Series 2018-2A, Class DR	(4) (5) (7)	SOFR + 700	11.32%	4/16/2037	8,170,000	8,172,278	8,295,360

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Collateralized Loan Obligations (18.7% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Palmer Square CLO 2022-1 Ltd.	Series 2022-1A, Class E	(4) (5) (7)	SOFR + 635	10.68%	4/20/2035	2,000,000	1,997,795	2,000,292
Palmer Square CLO 2022-4 Ltd.	Series 2022-4A, Class ER	(4) (5) (7)	SOFR + 550	9.77%	10/20/2037	2,666,667	2,666,667	2,705,475
Palmer Square CLO 2024-2 Ltd.	Series 2024-2A, Class SUB	(4) (5) (7) (12)			7/20/2037	5,000,000	4,382,814	4,015,424
Palmer Square CLO Ltd.	Series 2023-3A, Class E	(4) (5) (7)	SOFR + 783	12.16%	1/20/2037	3,500,000	3,468,384	3,570,683
Palmer Square European CLO Ltd.	Series 2023-1A, Class ER	(4) (5) (7)	EURIBOR + 570	7.73%	1/15/2038	€8,000,000	8,452,398	9,485,057
PennantPark CLO II Ltd.	Series 2020-2A, Class DR	(4) (5) (7)	SOFR + 495	9.27%	4/15/2036	5,000,000	5,000,000	5,019,135
Providus CLO DAC	Series 7A, Class ER	(4) (5) (7)	EURIBOR + 642	8.45%	7/15/2038	€2,250,000	2,398,449	2,667,012
RAD CLO 17 Ltd.	Series 2022-17A, Class ER	(4) (5) (7)	SOFR + 625	10.58%	1/20/2038	4,000,000	4,000,000	3,922,268
Reese Park CLO, Ltd.	Series 2020-1A, Class ERR	(4) (5) (7)	SOFR + 600	10.26%	1/15/2038	3,560,000	3,560,000	3,548,398
Regatta 30 Funding Ltd.	Series 2024-4A, Class E	(4) (5) (7)	SOFR + 540	9.66%	1/25/2038	2,560,000	2,560,000	2,580,820
Regatta VI Funding Ltd.	Series 2016-1A, Class ER2	(4) (5) (7) (13)	SOFR + 675	11.34%	4/20/2034	2,500,000	2,320,927	2,500,943
Regatta VIII Funding Ltd.	Series 2017-1A, Class ER	(4) (5) (7)	SOFR + 700	11.32%	4/17/2037	5,560,000	5,560,000	5,529,909
Regatta XXIII Funding Ltd.	Series 2021-4A, Class E	(4) (5) (7) (13)	SOFR + 670	11.29%	1/20/2035	5,000,000	4,840,419	5,018,795
Regatta XXV Funding Ltd.	Series 2023-1A, Class E	(4) (5) (7)	SOFR + 841	12.69%	7/15/2036	4,250,000	4,175,566	4,250,000
Regatta XXV Funding Ltd.	Series 2023-1A, Class ER	(4) (5) (7)	SOFR + 575	10.01%	7/15/2038	6,250,000	6,250,000	6,250,000
Regatta XXVI Funding Ltd.	Series 2023-2A, Class E	(4) (5) (7)	SOFR + 790	12.22%	1/25/2037	6,000,000	5,891,304	6,104,982
Regatta XXVIII Funding Ltd.	Series 2024-2A, Class E	(4) (5) (7)	SOFR + 685	11.17%	4/25/2037	5,000,000	5,000,000	5,013,980
Rockford Tower CLO Ltd.	Series 2023-1A, Class D	(4) (5) (7)	SOFR + 532	9.59%	1/20/2036	4,300,000	4,262,125	4,320,459
RR Ltd.	Series 2022-24A, Class DR2	(4) (5) (7)	SOFR + 550	9.82%	1/15/2037	4,760,000	4,760,000	4,785,623
Silver Point CLO 11 Ltd.	Series 2024-7A, Class E	(4) (5) (7)	SOFR + 565	9.93%	7/15/2028	8,500,000	8,500,000	8,500,000
Silver Point CLO 7 Ltd.	Series 2024-7A, Class E	(4) (5) (7)	SOFR + 575	10.07%	1/15/2038	3,600,000	3,600,000	3,631,540
Sixth Street CLO IX Ltd.	Series 2017-9A, Class ER	(4) (5) (7)	SOFR + 625	10.58%	7/31/2037	6,250,000	6,250,000	6,258,450
Sixth Street CLO XV Ltd.	Series 2020-15A, Class ER	(4) (5) (7)	SOFR + 605	10.37%	10/24/2027	5,000,000	5,000,000	5,051,065
Sixth Street CLO XXIII Ltd.	Series 2023-23A, Class E	(4) (5) (7)	SOFR + 705	11.37%	10/23/2036	4,000,000	4,000,000	4,045,404
Sixth Street CLO XXV Ltd.	Series 2024-25A, Class SUB	(4) (5) (7) (12)			7/24/2037	15,000,000	12,013,514	11,038,921
Sound Point CLO 35 Ltd.	Series 2022-35A, Class ER	(4) (5) (7)	SOFR + 580	10.11%	4/26/2038	1,670,000	1,670,000	1,643,988
Sound Point CLO 36 Ltd.	Series 2023-36A, Class D	(4) (5) (7)	SOFR + 570	9.98%	7/26/2036	3,000,000	3,000,000	3,021,849
Sound Point CLO 37 Ltd.	Series 2023-37A, Class D	(4) (5) (7)	SOFR + 555	9.86%	1/29/2037	4,800,000	4,800,000	4,886,131
Sound Point CLO Ltd.	Series 2019-2A, Class ER	(4) (5) (7) (13)	SOFR + 647	11.05%	7/15/2034	3,000,000	2,956,306	2,661,120
Sound Point CLO Ltd.	Series 2021-1A, Class E	(4) (5) (7) (13)	SOFR + 685	11.43%	4/25/2034	4,000,000	3,941,774	3,677,620
Symphony CLO XXV Ltd.	Series 2021-25A, Class E	(4) (5) (7) (13)	SOFR + 650	11.09%	4/19/2034	3,458,334	3,121,766	3,307,938
Symphony CLO XXVI Ltd.	Series 2021-26A, Class ER	(4) (5) (7) (13)	SOFR + 750	12.09%	4/20/2033	3,500,000	3,500,000	3,279,290
Symphony CLO XXXIII Ltd.	Series 2022-33A, Class E1R	(4) (5) (7)	SOFR + 535	9.67%	1/24/2038	5,000,000	5,000,000	4,854,440
TICP CLO XI Ltd.	Series 2018-11A, Class ER	(4) (5) (7)	SOFR + 670	11.02%	4/25/2037	4,700,000	4,700,000	4,771,684
TICP CLO XII Ltd.	Series 2018-12A, Class ER	(4) (5) (7) (13)	SOFR + 625	10.83%	7/15/2034	987,500	987,768	989,930
Trimaran CAVU 2022-1 Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 692	11.25%	10/22/2037	6,250,000	6,220,398	6,285,281
Trinitas CLO Ltd.	Series 2023-23A, Class D	(4) (5) (7)	SOFR + 535	9.68%	10/20/2036	2,000,000	2,000,000	2,013,784
Twin Brook CLO LLC	Series 2024-1A, Class D	(4) (5) (7)	SOFR + 495	9.28%	7/20/2036	6,500,000	6,500,000	6,535,666
Venture CLO Ltd.	Series 2022-45A, Class E	(4) (5) (7)	SOFR + 770	12.01%	7/20/2035	10,000,000	9,797,745	8,166,480
Voya CLO 2021-2, Ltd.	Series 2021-2A, Class ER	(4) (5) (7)	SOFR + 485	9.18%	4/20/2038	1,000,000	1,000,000	993,770

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Collateralized Loan Obligations (18.7% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Voya CLO 2020-3, Ltd.	Series 2020-3A, Class SUB	(4) (5) (7) (12)			10/20/2031	7,900,000	5,151,435	4,933,367
Voya CLO 2022-4, Ltd.	Series 2024-4A, Class ER	(4) (5) (7)	SOFR + 670	11.03%	4/20/2037	3,105,000	3,105,000	3,173,310
Voya CLO 2024-2, Ltd.	Series 2024-2A, Class SUB	(4) (5) (7) (12)			7/20/2037	10,650,000	9,165,913	8,162,247
Voya Euro CLO V DAC	Series 5X, Class E	(4) (5) (16)	EURIBOR + 581	7.84%	4/15/2035	€1,416,000	1,377,609	1,666,317
Voya Euro CLO VI DAC	Series 6A, Class ER	(4) (5) (7)	EURIBOR + 679	8.82%	4/15/2038	€2,500,000	2,676,584	2,965,567
Voya Euro CLO VIII DAC	Series 8X, Class E	(4) (5) (16)	EURIBOR + 585	7.78%	1/15/2039	€7,970,000	8,442,080	9,399,204
Wellfleet CLO Ltd.	Series 2021-1A, Class E	(4) (5) (7) (13)	SOFR + 661	11.20%	4/20/2034	5,000,000	4,947,690	4,899,880
Wellfleet CLO Ltd.	Series 2021-2A, Class E	(4) (5) (7) (13)	SOFR + 696	11.54%	7/15/2034	6,875,000	6,771,528	6,524,024
Wellington Management CLO 1 Ltd.	Series 2023-1A, Class D	(4) (5) (7)	SOFR + 485	9.18%	10/20/2036	3,150,000	3,150,000	3,159,173
Wellman Park CLO Ltd.	Series 2021-1A, Class ER	(4) (5) (7)	SOFR + 630	10.62%	7/15/2037	6,000,000	6,000,000	5,955,312
Wind River CLO Ltd.	Series 2019-3A, Class SUB	(4) (5) (7) (12)			4/15/2031	17,900,000	8,548,105	1,776,539
Wind River CLO Ltd.	Series 2021-4A, Class SUB	(4) (5) (7) (12)			1/20/2035	4,814,180	2,865,326	218,699
Collateralized Loan Obligations Total							$854,829,634	$829,424,693

Investments—Asset-Backed Securities (6.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Adams Outdoor Advertising LP	Series 2023-1, Class C	(5) (7)	Media: Advertising, Printing & Publishing	11.71%	11.71%	7/15/2053	$10,000,000	$9,999,912	$10,628,168
Affirm Asset Securitization Trust 2024-X1	Series 2024-X1, Class CERT	(4) (5) (7) (19)	Diversified Investment Vehicles			5/15/2029	108,854	554,338	1,332,426
Craft Ltd.	Series 2023-IA, Class CLN	(4) (5) (7)	Diversified Investment Vehicles	SOFR + 1175	16.20%	11/28/2032	2,000,000	2,000,000	2,090,000
CSS HIL 2024-1 Trust	Class A	(5)	Diversified Investment Vehicles	7.00%	7.00%	4/20/2050	17,061,712	16,967,142	17,292,086
CSS HIL 2024-1 Trust	Class B	(5)	Diversified Investment Vehicles	7.75%	7.75%	4/20/2050	2,804,000	2,735,858	2,867,654
CSS HIL 2024-1 Trust	Class C	(5)	Diversified Investment Vehicles	7.75%	7.75%	4/20/2050	5,318,000	4,858,219	5,084,130
CSS HIL 2024-1 Trust	Class D	(5)	Diversified Investment Vehicles	7.75%	7.75%	4/20/2050	1,741,000	1,322,600	1,404,646
CSS HIL 2024-1 Trust	Class E	(4) (5) (19)	Diversified Investment Vehicles			4/20/2050	2,759,011	2,971,207	2,449,523
CSS PL 2023-1 Trust	Series 2023-1, Class SUBI 2	(4) (5) (19)	Diversified Investment Vehicles				15,238,000	8,010,761	7,972,522
CSS PL 2023-1 Trust	Series 2023-1, Class SUBI 1	(4) (5) (19)	Diversified Investment Vehicles				9,531,000	3,657,933	3,196,697
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC	Class A1	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 300	7.05%	4/10/2038	3,913,044	3,913,044	3,913,044
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC	Class D	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 854	12.69%	4/10/2038	5,217,391	5,024,086	4,820,217
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC	Class B1	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 500	9.05%	4/10/2038	1,304,348	1,304,348	1,309,402
L Catterton Direct Lending Fund Rated Feeder LP	Class A	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 325	7.49%	1/15/2028	3,056,630	3,056,630	2,939,222
L Catterton Direct Lending Fund Rated Feeder LP	Class B	(4) (5) (6) (7)	Diversified Investment Vehicles	SOFR + 500	9.24%	1/15/2028	1,673,869	1,673,869	1,537,267
L Catterton Direct Lending Fund Rated Feeder LP	Class C	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 800	12.24%	1/15/2028	946,100	946,100	841,887

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Asset-Backed Securities (6.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Mercury Financial Credit Card Master Trust	Series 2024-IA, Class B	(5) (7)	Diversified Investment Vehicles	8.46%	8.46%	2/20/2029	15,572,000	15,570,337	15,681,345
Mercury Financial Credit Card Master Trust	Series 2024-IA, Class D	(5) (7)	Diversified Investment Vehicles	14.80%	14.80%	2/20/2029	14,428,000	14,426,552	14,455,015
MNR ABS Issuer I, LLC	Series 2023-1, Class A-1	(5) (7)	Energy: Oil & Gas	8.12%	8.12%	12/15/2038	6,428,888	6,428,888	6,541,394
MNR ABS Issuer I, LLC	Series 2023-1, Class A-2	(5) (7)	Energy: Oil & Gas	8.95%	8.95%	12/15/2038	8,536,643	8,536,643	8,856,767
MNR ABS Issuer I, LLC	Series 2023-1, Class B	(5) (7)	Energy: Oil & Gas	12.44%	12.44%	12/15/2038	6,823,524	6,823,524	6,959,995
Monroe Capital CFO I Ltd.	Class A	(4) (5) (7)	Diversified Investment Vehicles	SOFR + 425	8.60%	5/15/2039	48,020,000	48,020,000	48,140,050
SMB Private Education Loan Trust 2024-A	Series 2024-A, Class R	(4) (5) (7) (19)	Diversified Investment Vehicles			3/15/2056	52,100	50,295,560	39,562,554
SoFi Consumer Loan Program 2025-1 Trust	Series 2025-1, Class R1	(4) (5) (7) (19)	Diversified Investment Vehicles			2/27/2034	124,180	10,727,952	10,852,789
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class BR	(5) (7)	Software	7.06%	7.06%	11/22/2033	5,277,422	5,276,529	5,310,696
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class CR	(5) (7)	Software	8.41%	8.41%	11/22/2033	5,225,832	5,225,507	5,223,851
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class DR	(5) (7)	Software	10.51%	10.51%	11/22/2033	3,386,461	3,386,360	3,351,459
VCP RRL ABS III LLC	Series 2024-1A, Class B	(4) (5) (7)	Diversified Investment Vehicles	SOFR + 320	7.48%	4/20/2034	6,793,383	6,793,383	6,812,941
VCP RRL ABS III LLC	Series 2024-1A, Class C	(4) (5) (7)	Diversified Investment Vehicles	SOFR + 550	9.78%	4/20/2034	15,296,987	15,296,987	15,412,755
VCP RRL ABS III LLC	Series 2024-1A, Class D	(4) (5) (7)	Diversified Investment Vehicles	SOFR + 700	11.28%	4/20/2034	8,456,099	8,456,099	8,385,989
Asset-Backed Securities Total								$274,260,368	$265,226,491

Investments—Common Stock (1.7% of Net Assets)	Footnotes	Industry	Acquisition Date	Units / Shares	Cost	Fair Value
Alpine Acquisition Corp. II	(5) (9)	Transportation	11/5/2024	3,244	$—	$—
Aimbridge Acquisition Co., Inc.	(2) (3) (5) (9)	Hotels, Restaurants & Leisure	3/11/2025	4,280	210,676	206,724
Apex Group Ltd.	(2) (3) (5) (9) (10)	Financial Services	5/11/2022	163	250,000	376,716
Buckeye Group Holdings, L.P.	(5) (9)	Automotives	12/31/2024	9,427,083	—	—
Buckeye Group Holdings, L.P.	(5) (9)	Automotives	12/31/2024	5,123,437	—	—
Cobham Ultra 1 CY S.C.A.	(5) (9) (10)	Electronic Equipment, Instruments & Components	7/29/2022	2,831,076	28,311	53,224
Cobham Ultra S.a.r.l.	(5) (9) (10)	Electronic Equipment, Instruments & Components	7/29/2022	7,695	9,376	20,069
Cordstrap Holding B.V.	(2) (3) (5) (9)	Transportation	5/12/2022	424,234	440,079	5,377,058
CSS PL 2024-1 Trust	(4) (5)	Diversified Investment Vehicles	2/28/2025	1,129,877	—	884,694
Dwyer Instruments, Inc.	(5) (9) (10)	Electronic Equipment, Instruments & Components	7/21/2021	5,454	51,950	125,421
KRE HYOD Owner, LLC	(5) (9) (10)	Real Estate Management & Development	9/22/2021	124,276	133,183	113,091
L Catterton Direct Lending Fund Rated Feeder LP	(4) (5)	Diversified Investment Vehicles	3/7/2025	270,437	—	270,629
Material Holdings, LLC	(5) (9)	Professional Services	6/14/2024	2,877	—	—
NearU Holdings LLC	(5) (9) (10)	Consumer Services	8/4/2022	9,881	988,143	254,200
Primetech Holdco S.a.r.l.	(5) (9) (10)	Insurance	7/28/2022	330	1,957,394	2,218,007

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Common Stock (1.7% of Net Assets)	Footnotes	Industry	Acquisition Date	Units / Shares	Cost	Fair Value
PXO Holdings I Corp.	(5) (9) (10)	Chemicals, Plastics & Rubber	3/8/2022	5,232	523,244	389,527
Santiago Holdings, LP	(4) (5) (6)	Diversified Investment Vehicles	9/6/2024	74,819,060	61,479,024	64,559,040
Sinch AB	(9) (10)	High Tech Industries	2/25/2022	5,304	—	15,395
Tank Holding Corp.	(5) (9) (10)	Capital Equipment	3/26/2019	200,000	—	644,528
Tufin Software North America, Inc.	(5) (9) (10)	Software	8/25/2022	678,938	970,874	1,299,525
Wineshipping.com, LLC	(5) (9) (10)	Beverage, Food & Tobacco	10/29/2021	702	54,701	—
WP Summit Co-Invest, L.P.	(5) (9) (10)	Insurance	4/27/2023	151,515	123,390	215,152
Common Stock Total					$67,220,345	$77,023,000

Investments—Corporate Bonds (6.9% of Net Assets)	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Secured (5.1% of Net Assets)
Air Canada Pass Through Trust	(2) (3) (7)	Aerospace & Defense	9.00%	9.00%	10/1/2025	$364,622	$364,622	$367,675
Athena S.p.A.	(5)	Entertainment	8.00%	8.00%	4/12/2027	€23,871,003	25,098,970	28,118,863
Birsa S.p.A.	(4) (5) (6)	Health Care Providers & Services	EURIBOR + 600	7.98%	6/30/2031	€7,930,818	8,013,047	8,917,046
British Airways Pass Through Trust	(2) (3) (7)	Aerospace & Defense	8.38%	8.38%	11/15/2028	290,017	290,017	304,852
Cartiere Villa Lagarina S.p.A.	(4) (5) (8) (15)	Containers, Packaging & Glass	EURIBOR + 600, 5.50% PIK	13.86%	12/22/2025	€2,812,626	3,362,862	2,360,609
Cartitalia S.p.A.	(4) (5) (8) (15)	Containers, Packaging & Glass	EURIBOR + 600, 5.50% PIK	13.86%	12/22/2025	€2,278,076	2,717,784	1,911,966
Cloud Software Group, Inc.	(7)	Software	9.00%	9.00%	9/30/2029	11,329,000	9,547,056	11,740,883
Cobham Ultra PIKCo S.a.r.l.	(2) (3) (4) (5) (8) (13) (14)	Electronic Equipment, Instruments & Components	SOFR + 9.00% PIK	13.35%	8/4/2031	15,073,600	14,920,286	15,111,284
Cobham Ultra SunCo S.a.r.l.	(2) (3) (4) (5) (13) (14)	Electronic Equipment, Instruments & Components	SOFR + 725	11.60%	8/4/2030	9,302,685	9,187,022	9,302,685
Cornerstone Building Brands, Inc.	(2) (3) (7)	Building Products	9.50%	9.50%	8/15/2029	4,000,000	4,000,000	3,690,216
Fideicomiso Fiduoccidente - Acciones TCBuen	(5)	Real Estate Management & Development	9.45%	9.45%	12/30/2029	11,000,000	10,926,616	11,137,500
GPC CAR Issuer, LLC	(5) (13)	Independent Power and Renewable Electricity Producers	9.75%	9.75%	12/31/2031	2,887,780	2,854,392	2,858,902
GREC II CWF LLC	(2) (3) (5)	Independent Power and Renewable Electricity Producers	8.25%	8.25%	7/24/2028	8,820,000	8,746,918	8,797,950
Helios Software Holdings, Inc.	(7)	Financial Services	8.75%	8.75%	5/1/2029	5,000,000	5,000,000	5,135,318
Holding Argon	(4) (5) (6)	Business Services	EURIBOR + 575	7.96%	4/16/2032	€27,798,837	30,561,286	31,583,783
Holding Argon	(4) (5)	Business Services	EURIBOR + 575	7.96%	4/16/2032	€5,054,334	5,587,443	5,776,334
ION Trading Technologies S.a.r.l.	(2) (3) (7)	Capital Markets	5.75%	5.75%	5/15/2028	3,000,000	2,644,524	2,904,754
ION Trading Technologies S.a.r.l.	(2) (3) (7)	Capital Markets	9.50%	9.50%	5/30/2029	10,000,000	10,000,000	10,320,499
NPA 2023 Holdco, LLC	(2) (3) (5)	Independent Power and Renewable Electricity Producers	8.75%	8.75%	10/10/2028	58,580,909	58,028,945	59,606,075
Rackspace Technology Global, Inc.	(2) (3) (7)	Software	5.38%	5.38%	12/1/2028	2,000,000	1,808,717	521,000

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Corporate Bonds (6.9% of Net Assets)	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Tolentino S.p.A.	(4) (5) (8) (15)	Containers, Packaging & Glass	EURIBOR + 600, 5.50% PIK	13.86%	12/22/2025	€1,054,735	1,261,073	885,228
Zayo Group Holdings, Inc.	(2) (3) (7)	Telecommunications	4.00%	4.00%	3/1/2027	5,000,000	4,575,847	4,692,416
Secured Total							$219,497,427	$226,045,838

Unsecured (1.8% of Net Assets)
Aretec Group, Inc.	(2) (3) (7)	Capital Markets	7.50%	7.50%	4/1/2029	$9,140,000	$9,211,697	$9,254,250
Covanta Holding Corp.	(2) (3) (7)	Environmental Industries	4.88%	4.88%	12/1/2029	3,000,000	2,713,853	2,855,638
Monroe Capital Income Plus Corporation	(5)	Diversified Investment Vehicles	9.42%	9.42%	11/15/2028	16,800,000	16,800,000	17,556,000
Monroe Capital Income Plus Corporation	(5)	Diversified Investment Vehicles	9.42%	9.42%	12/13/2028	15,700,000	15,700,000	16,445,750
OnePoint SAS	(4) (5) (6) (8)	IT Services	EURIBOR + 9.00% PIK	10.98%	11/3/2031	€27,562,675	29,168,749	32,147,669
Unsecured Total							$73,594,299	$78,259,307
Corporate Bonds Total							$293,091,726	$304,305,145

Investments—Preferred Stock (6.2% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Acquisition Date	Units / Shares	Cost	Fair Value
Apex Group Ltd.	Series A5	(2) (3) (5) (8)	Financial Services	13.00% PIK	13.00%	1/29/2021	6,538	$7,407,539	$7,701,547
Apex Group Ltd.	Series A3	(2) (3) (5) (8)	Financial Services	13.00% PIK	13.00%	1/29/2021	837	955,620	985,803
Apex Group Ltd.	Series A1	(2) (3) (5) (8)	Financial Services	13.00% PIK	13.00%	1/29/2021	1,860	2,125,259	2,190,860
Apex Group Ltd.	Series A15	(5) (8)	Financial Services	13.00% PIK	13.00%	4/25/2022	18,896,348	18,550,134	18,896,348
Apex Group Ltd.	Series A16	(2) (3) (5) (8)	Financial Services	13.00% PIK	13.00%	7/19/2024	8,406,697	8,197,113	8,406,697
Arrowhead GS Holdings, Inc.	Series A	(4) (5) (9) (13) (14) (15)	Trading Companies & Distributors			10/19/2022	9,629	9,457,696	4,332,938
Blackbird Purchaser, Inc.		(5) (8)	Capital Equipment	12.50% PIK	12.50%	12/14/2021	19,917	19,660,486	19,630,660
Buckeye Group Holdings, L.P.	Class A-2	(5) (9)	Automotives			12/31/2024	5,123,437	1,522,833	1,522,834
Cordstrap Holding B.V.		(2) (3) (4) (5) (8)	Transportation	EURIBOR + 9.61% PIK	11.74%	5/12/2022	3,681,775	3,863,891	4,549,460
Drilling Info Holdings, Inc.	Series B	(5) (8)	Software	13.50% PIK	13.50%	2/11/2020	704,060	1,431,645	1,439,449
HIG Intermediate, Inc.	Series A	(5) (8)	Insurance	11.00% PIK	11.00%	12/10/2024	34,322	33,807,203	33,875,964
Integrity Marketing Acquisition, LLC		(5) (8)	Financial Services	10.50% PIK	10.50%	12/21/2021	10,807,971	10,657,971	10,533,600
NearU Holdings LLC	Series C	(5) (8)	Consumer Services	20.00% PIK	20.00%	8/9/2024	532	64,217	74,595
NEFCO Holding Company, LLC	Series A2	(5) (8)	Building Products	8.00% PIK	8.00%	8/5/2022	304	304,238	304,238
PCF Holdco, LLC	Series A	(5) (8) (14)	Insurance	15.00% PIK	15.00%	2/16/2023	13,821	12,649,818	13,821,368
Project Carbo S.a.r.l.		(5) (8)	IT Services	14.17% PIK	14.17%	1/27/2025	53,637,824	60,159,775	67,517,722
Project Roller S.a.r.l.		(5) (8)	Health Care Providers & Services	13.20% PIK	13.20%	3/24/2025	34,208,379	36,951,910	40,295,782
Project Tiger S.a.r.l.		(5) (8)	Professional Services	12.50% PIK	12.50%	3/18/2025	7,751,938	8,485,659	9,131,400
Zippy Shell Incorporated	Series A4	(5) (6) (8) (10)	Commercial Services & Supplies	13.04% PIK	13.04%	5/3/2024	432,046	26,978,880	27,380,162
Preferred Stock Total								$263,231,887	$272,591,427

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Investments—Warrants (0.3% of Net Assets)	Footnotes	Industry	Acquisition Date	Expiration Date	Units / Shares / % of Ownership	Cost	Fair Value
CP Developer S.a.r.l.	(5) (9) (10)	Real Estate Management & Development	5/21/2021	5/24/2031	9.5%	$2,093,085	$1,430,516
iRobot Corporation	(2) (3) (5) (9) (10)	Consumer Goods: Durable	3/12/2025	3/11/2035	500,146	—	250,073
Jordanes Equity AS	(5) (9) (10)	Beverage, Food & Tobacco	12/27/2024	12/27/2031	156,018	1,997,708	2,250,776
Orifarm Holding AS	(5) (9) (10)	Health Care Providers & Services	11/29/2024	11/29/2031	5,851,772	6,183,857	7,237,753
PCF Holdco, LLC	(5) (9) (10)	Insurance	2/16/2023	2/16/2033	386,981	814,339	1,381,522
PCF Holdco, LLC	(5) (9) (10)	Insurance	2/16/2023	2/16/2033	386,981	214,516	189,621
Zippy Shell Incorporated	(5) (9) (10)	Commercial Services & Supplies	5/3/2024	5/3/2034	23,333	431,654	431,661
Warrants Total						$11,735,159	$13,171,922

Total Investments, at Fair Value (1)	131.9%	$5,815,686,279	$5,841,416,238
Net Other Assets (Liabilities)	(31.9)%		$(1,413,557,007)
Net Assets	100.0%		$4,427,859,231

Interest Rate Swaps as of and for the Six Months Ended June 30, 2025
Counterparty	Hedged Instrument	Footnotes	Fund Receives	Fund Pays	Maturity Date	Notional Amount	Fair Value	Change in Unrealized Gain / (Loss)
Macquarie Bank Limited	Series A MRP Shares	(17)	3.55%	SOFR	3/8/2027	$75,000,000	$(33,587)	$804,587
Macquarie Bank Limited	Series B MRP Shares	(17)	3.29%	SOFR	3/7/2029	25,000,000	(104,847)	632,172
Macquarie Bank Limited	Series C MRP Shares	(17)	2.79%	SOFR	9/1/2027	75,000,000	(1,070,321)	1,360,429
Macquarie Bank Limited	Series C MRP Shares	(17)	4.07%	SOFR	9/1/2027	25,000,000	299,875	314,511
Goldman Sachs & Co. LLC	Series F MRP Shares	(17)	4.36%	SOFR	11/16/2027	50,000,000	1,003,130	635,670
Goldman Sachs & Co. LLC	Series G MRP Shares	(17)	4.27%	SOFR	9/17/2029	100,000,000	3,227,168	2,379,630
Goldman Sachs & Co. LLC	Series H MRP Shares	(17)	4.21%	SOFR	9/16/2031	100,000,000	3,789,050	3,011,737
Goldman Sachs & Co. LLC	Series I MRP Shares	(17)	3.75%	SOFR	9/9/2030	100,000,000	1,465,490	1,465,490
Goldman Sachs & Co. LLC	Series J MRP Shares	(17)	3.81%	SOFR	9/8/2032	100,000,000	1,555,446	1,555,446
Goldman Sachs & Co. LLC	Series K MRP Shares	(17)	3.89%	SOFR	4/2/2035	100,000,000	1,377,747	1,377,747
Total						$750,000,000	$11,509,151	$13,537,419
Cash Collateral Pledged / (Received)		(18)				—	—	—
Total Interest Rate Swaps						$750,000,000	$11,509,151	$13,537,419

Forward Foreign Currency Contracts as of and for the Six Months Ended June 30, 2025
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Macquarie Bank Limited	7/2/2025	USD	11,572	CAD	16,012	$(188)	$(541)
Macquarie Bank Limited	7/7/2025	USD	1,088,746	EUR	1,037,029	(133,385)	(133,385)
Goldman Sachs & Co. LLC	7/7/2025	USD	87,050	EUR	76,427	(3,018)	(3,018)
Macquarie Bank Limited	7/9/2025	USD	289,460	EUR	265,025	(22,916)	(22,916)
Macquarie Bank Limited	7/9/2025	USD	46,418,735	EUR	40,759,305	(1,622,984)	(1,622,984)

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Forward Foreign Currency Contracts as of and for the Six Months Ended June 30, 2025
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Goldman Sachs & Co. LLC	7/14/2025	USD	188,118	EUR	172,538	(15,323)	(22,907)
Macquarie Bank Limited	8/4/2025	USD	838,048	EUR	763,806	(63,872)	(101,700)
Goldman Sachs & Co. LLC	8/4/2025	USD	1,042,005	GBP	804,761	(62,846)	(98,997)
Macquarie Bank Limited	8/4/2025	USD	139,725	EUR	131,804	(15,912)	(17,550)
Macquarie Bank Limited	8/4/2025	USD	42,435	EUR	40,380	(5,246)	(5,246)
Macquarie Bank Limited	8/5/2025	USD	365,709	CAD	497,290	(184)	(16,989)
Goldman Sachs & Co. LLC	8/11/2025	USD	394,610	GBP	301,851	(19,822)	(19,822)
Macquarie Bank Limited	8/15/2025	USD	531,299	EUR	481,827	(38,054)	(64,219)
Goldman Sachs & Co. LLC	8/15/2025	USD	1,060,440	GBP	831,913	(81,788)	(102,514)
Macquarie Bank Limited	8/19/2025	EUR	669,000	USD	761,891	28,838	28,838
Macquarie Bank Limited	8/19/2025	USD	30,687,830	GBP	23,061,419	(976,792)	(976,792)
Macquarie Bank Limited	8/19/2025	USD	100,760,352	EUR	89,564,758	(5,101,311)	(5,101,311)
Goldman Sachs & Co. LLC	8/19/2025	USD	36,333,711	EUR	32,300,938	(1,844,599)	(1,844,600)
Goldman Sachs & Co. LLC	8/19/2025	USD	87,204,624	GBP	65,547,673	(2,796,010)	(2,796,011)
Macquarie Bank Limited	8/29/2025	USD	665,001	GBP	525,277	(56,291)	(64,871)
Macquarie Bank Limited	9/5/2025	USD	205,045	GBP	163,295	(19,196)	(20,186)
Macquarie Bank Limited	9/5/2025	USD	109,763	EUR	103,027	(12,136)	(13,751)
Goldman Sachs & Co. LLC	9/9/2025	USD	678,194	EUR	600,012	(31,909)	(31,909)
Macquarie Bank Limited	10/2/2025	USD	11,240	CAD	15,507	(201)	(535)
Macquarie Bank Limited	10/6/2025	USD	779,875	EUR	738,913	(96,136)	(96,136)
Goldman Sachs & Co. LLC	10/6/2025	USD	129,476	EUR	113,070	(4,572)	(4,572)
Goldman Sachs & Co. LLC	10/6/2025	USD	140,167	GBP	103,345	(1,777)	(1,777)
Macquarie Bank Limited	10/9/2025	USD	255,945	EUR	233,207	(20,583)	(20,583)
Goldman Sachs & Co. LLC	10/14/2025	USD	186,953	EUR	170,780	(15,614)	(22,887)
Macquarie Bank Limited	10/27/2025	USD	1,530,700	EUR	1,362,136	(86,277)	(86,277)
Goldman Sachs & Co. LLC	11/4/2025	USD	1,023,981	GBP	790,780	(62,270)	(98,420)
Macquarie Bank Limited	11/4/2025	USD	807,349	EUR	732,555	(62,693)	(98,277)
Macquarie Bank Limited	11/4/2025	USD	132,726	EUR	124,532	(15,178)	(16,707)
Goldman Sachs & Co. LLC	11/4/2025	USD	54,429	GBP	43,342	(5,108)	(5,394)
Macquarie Bank Limited	11/4/2025	USD	40,336	EUR	38,164	(4,991)	(4,991)
Macquarie Bank Limited	11/4/2025	USD	174,155	GBP	133,308	(8,963)	(8,963)
Macquarie Bank Limited	11/5/2025	USD	355,378	CAD	482,709	(1,325)	(16,752)
Goldman Sachs & Co. LLC	11/12/2025	USD	337,391	GBP	258,181	(17,269)	(17,269)
Macquarie Bank Limited	11/14/2025	USD	525,191	EUR	474,641	(38,884)	(63,709)
Goldman Sachs & Co. LLC	11/14/2025	USD	1,059,259	GBP	830,921	(82,175)	(103,511)
Macquarie Bank Limited	11/28/2025	USD	650,083	GBP	513,737	(55,672)	(64,081)

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Forward Foreign Currency Contracts as of and for the Six Months Ended June 30, 2025
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Macquarie Bank Limited	12/5/2025	USD	106,489	EUR	99,390	(11,783)	(13,355)
Macquarie Bank Limited	12/5/2025	USD	200,005	GBP	159,282	(18,816)	(19,881)
Goldman Sachs & Co. LLC	12/9/2025	USD	555,514	EUR	488,794	(26,286)	(26,286)
Macquarie Bank Limited	1/2/2026	USD	11,027	CAD	15,172	(213)	(531)
Macquarie Bank Limited	1/5/2026	USD	774,191	EUR	729,591	(95,545)	(95,545)
Goldman Sachs & Co. LLC	1/5/2026	USD	126,327	EUR	109,773	(4,532)	(4,532)
Macquarie Bank Limited	1/5/2026	USD	354,301	EUR	303,522	(7,523)	(7,523)
Goldman Sachs & Co. LLC	1/6/2026	USD	140,733	GBP	103,736	(1,793)	(1,793)
Macquarie Bank Limited	1/8/2026	USD	16,868,588	EUR	15,181,881	(1,232,449)	(2,042,681)
Macquarie Bank Limited	1/9/2026	USD	249,664	EUR	226,432	(20,321)	(20,321)
Goldman Sachs & Co. LLC	1/14/2026	USD	184,418	EUR	167,790	(15,699)	(22,578)
Macquarie Bank Limited	1/27/2026	USD	735,152	EUR	651,217	(42,073)	(42,073)
Macquarie Bank Limited	2/3/2026	USD	806,758	EUR	728,976	(63,601)	(98,120)
Goldman Sachs & Co. LLC	2/3/2026	USD	1,015,689	GBP	784,437	(62,108)	(98,195)
Macquarie Bank Limited	2/3/2026	USD	130,219	EUR	121,530	(14,881)	(16,358)
Macquarie Bank Limited	2/3/2026	USD	39,464	EUR	37,125	(4,861)	(4,861)
Goldman Sachs & Co. LLC	2/3/2026	USD	90,265	GBP	66,572	(1,203)	(1,203)
Macquarie Bank Limited	2/4/2026	USD	348,537	CAD	472,896	(2,269)	(16,534)
Goldman Sachs & Co. LLC	2/10/2026	USD	333,854	GBP	255,572	(17,299)	(17,299)
Macquarie Bank Limited	2/17/2026	USD	514,708	EUR	463,596	(39,219)	(62,413)
Goldman Sachs & Co. LLC	2/17/2026	USD	1,049,178	GBP	822,885	(81,463)	(103,039)
Macquarie Bank Limited	2/27/2026	USD	639,158	GBP	505,303	(55,135)	(63,286)
Macquarie Bank Limited	3/5/2026	USD	11,203,027	GBP	8,935,900	(1,075,092)	(1,119,306)
Macquarie Bank Limited	3/5/2026	USD	8,464,522	EUR	7,870,021	(947,059)	(1,059,786)
Goldman Sachs & Co. LLC	3/10/2026	USD	549,057	EUR	480,659	(25,907)	(25,907)
Macquarie Bank Limited	4/2/2026	USD	10,924	CAD	14,992	(221)	(524)
Macquarie Bank Limited	4/2/2026	USD	171,201	EUR	145,951	(3,601)	(3,601)
Macquarie Bank Limited	4/7/2026	USD	757,594	EUR	710,299	(93,312)	(93,312)
Goldman Sachs & Co. LLC	4/7/2026	USD	122,928	EUR	106,339	(4,462)	(4,462)
Goldman Sachs & Co. LLC	4/7/2026	USD	136,022	GBP	100,256	(1,734)	(1,734)
Macquarie Bank Limited	4/9/2026	USD	241,871	EUR	218,433	(19,827)	(19,827)
Goldman Sachs & Co. LLC	4/14/2026	USD	178,727	EUR	162,037	(15,451)	(21,816)
Macquarie Bank Limited	4/27/2026	USD	705,794	EUR	622,465	(40,603)	(40,603)
Macquarie Bank Limited	5/4/2026	USD	780,527	EUR	702,481	(62,100)	(94,501)
Macquarie Bank Limited	5/4/2026	USD	128,834	EUR	119,612	(14,641)	(16,091)
Macquarie Bank Limited	5/4/2026	USD	38,977	EUR	36,465	(4,762)	(4,762)

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Forward Foreign Currency Contracts as of and for the Six Months Ended June 30, 2025
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Macquarie Bank Limited	5/5/2026	USD	331,594	CAD	449,443	(2,889)	(15,614)
Goldman Sachs & Co. LLC	5/6/2026	USD	977,967	GBP	755,362	(59,867)	(94,619)
Goldman Sachs & Co. LLC	5/6/2026	USD	54,399	GBP	43,342	(5,151)	(5,429)
Macquarie Bank Limited	5/6/2026	USD	150,775	GBP	115,749	(8,259)	(8,259)
Goldman Sachs & Co. LLC	5/11/2026	USD	321,476	GBP	246,285	(16,905)	(16,905)
Macquarie Bank Limited	5/15/2026	USD	505,656	EUR	453,931	(39,120)	(61,037)
Goldman Sachs & Co. LLC	5/15/2026	USD	1,018,301	GBP	798,667	(79,012)	(100,031)
Macquarie Bank Limited	5/29/2026	USD	653,056	GBP	516,495	(56,550)	(64,676)
Goldman Sachs & Co. LLC	6/9/2026	USD	565,729	EUR	493,053	(26,707)	(26,707)
Macquarie Bank Limited	6/10/2026	USD	18,932,630	EUR	16,976,131	(1,466,300)	(2,280,186)
Macquarie Bank Limited	6/30/2026	USD	4,598,330	GBP	3,627,874	(385,635)	(454,089)
Macquarie Bank Limited	6/30/2026	USD	1,608,451	GBP	1,271,402	(138,198)	(159,137)
Macquarie Bank Limited	6/30/2026	USD	2,898,017	GBP	2,297,825	(258,730)	(287,611)
Macquarie Bank Limited	6/30/2026	USD	3,966,580	GBP	3,092,368	(281,708)	(387,061)
Goldman Sachs & Co. LLC	6/30/2026	USD	11,947,608	EUR	10,700,948	(922,611)	(1,435,491)
Macquarie Bank Limited	6/30/2026	USD	4,052,033	GBP	3,136,491	(256,871)	(392,584)
Macquarie Bank Limited	6/30/2026	USD	3,407,690	GBP	2,747,915	(367,390)	(367,390)
Goldman Sachs & Co. LLC	6/30/2026	USD	2,988,605	GBP	2,248,170	(99,926)	(99,926)
Macquarie Bank Limited	7/2/2026	USD	11,172	CAD	15,293	(230)	(526)
Macquarie Bank Limited	7/6/2026	USD	770,930	EUR	719,255	(94,322)	(94,322)
Goldman Sachs & Co. LLC	7/6/2026	USD	124,857	EUR	107,570	(4,548)	(4,548)
Macquarie Bank Limited	7/6/2026	USD	175,349	EUR	148,765	(3,612)	(3,612)
Macquarie Bank Limited	7/9/2026	USD	244,228	EUR	219,689	(20,083)	(20,083)
Goldman Sachs & Co. LLC	7/10/2026	USD	11,995,756	GBP	8,843,167	(151,980)	(151,980)
Goldman Sachs & Co. LLC	7/14/2026	USD	179,830	EUR	162,463	(15,667)	(21,750)
Macquarie Bank Limited	8/4/2026	USD	811,978	EUR	727,905	(64,614)	(97,158)
Goldman Sachs & Co. LLC	8/4/2026	USD	1,008,062	GBP	778,727	(61,447)	(97,197)
Macquarie Bank Limited	8/4/2026	USD	132,611	EUR	122,493	(14,903)	(16,350)
Macquarie Bank Limited	8/4/2026	USD	40,104	EUR	37,316	(4,835)	(4,835)
Goldman Sachs & Co. LLC	8/4/2026	USD	80,486	GBP	59,382	(1,069)	(1,069)
Macquarie Bank Limited	8/5/2026	USD	338,375	CAD	458,092	(3,395)	(15,531)
Goldman Sachs & Co. LLC	8/11/2026	USD	331,866	GBP	254,440	(17,564)	(17,564)
Goldman Sachs & Co. LLC	8/14/2026	USD	1,023,270	GBP	802,565	(78,889)	(100,092)
Macquarie Bank Limited	8/28/2026	USD	652,009	GBP	515,871	(56,354)	(64,264)
Goldman Sachs & Co. LLC	9/9/2026	USD	572,942	EUR	497,302	(26,738)	(26,738)
Macquarie Bank Limited	10/2/2026	USD	11,169	CAD	15,254	(225)	(505)

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Forward Foreign Currency Contracts as of and for the Six Months Ended June 30, 2025
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Macquarie Bank Limited	10/5/2026	USD	786,507	EUR	730,188	(94,846)	(94,846)
Goldman Sachs & Co. LLC	10/5/2026	USD	127,252	EUR	109,229	(4,590)	(4,590)
Macquarie Bank Limited	10/6/2026	USD	176,517	EUR	149,148	(3,515)	(3,515)
Macquarie Bank Limited	10/9/2026	USD	248,250	EUR	222,466	(20,311)	(20,311)
Goldman Sachs & Co. LLC	10/14/2026	USD	181,620	EUR	163,533	(15,834)	(21,603)
Macquarie Bank Limited	10/16/2026	USD	38,960,216	EUR	34,110,698	(2,228,879)	(2,228,879)
Macquarie Bank Limited	10/27/2026	USD	755,807	EUR	675,129	(59,751)	(89,013)
Macquarie Bank Limited	10/27/2026	USD	122,186	EUR	112,345	(13,527)	(14,812)
Macquarie Bank Limited	10/27/2026	USD	36,937	EUR	34,201	(4,378)	(4,378)
Goldman Sachs & Co. LLC	11/3/2026	USD	1,007,070	GBP	778,081	(60,763)	(96,407)
Goldman Sachs & Co. LLC	11/3/2026	USD	53,330	GBP	42,487	(4,979)	(5,264)
Macquarie Bank Limited	11/3/2026	USD	141,528	GBP	109,010	(8,077)	(8,077)
Macquarie Bank Limited	11/4/2026	USD	334,989	CAD	452,938	(3,577)	(14,781)
Macquarie Bank Limited	11/6/2026	USD	16,923,221	EUR	15,421,196	(1,712,513)	(2,030,187)
Macquarie Bank Limited	11/6/2026	USD	11,310,824	EUR	10,081,847	(872,577)	(1,327,267)
Macquarie Bank Limited	11/6/2026	USD	6,234,871	EUR	5,681,493	(630,926)	(747,964)
Macquarie Bank Limited	11/6/2026	USD	4,167,146	EUR	3,714,365	(321,476)	(488,993)
Goldman Sachs & Co. LLC	11/10/2026	USD	334,536	GBP	256,723	(17,769)	(17,769)
Goldman Sachs & Co. LLC	11/13/2026	USD	1,029,932	GBP	807,663	(78,410)	(99,991)
Macquarie Bank Limited	11/30/2026	USD	644,630	GBP	510,194	(55,403)	(63,077)
Goldman Sachs & Co. LLC	11/30/2026	USD	30,033,938	EUR	25,985,411	(1,395,980)	(1,395,980)
Macquarie Bank Limited	12/30/2026	USD	9,661,692	EUR	8,136,162	(190,100)	(190,100)
Macquarie Bank Limited	1/4/2027	USD	11,040	CAD	15,040	(217)	(480)
Macquarie Bank Limited	1/5/2027	USD	793,646	EUR	733,235	(94,400)	(94,400)
Goldman Sachs & Co. LLC	1/5/2027	USD	128,799	EUR	110,160	(4,619)	(4,619)
Macquarie Bank Limited	1/8/2027	USD	57,070,167	EUR	50,612,067	(4,234,630)	(6,620,869)
Macquarie Bank Limited	1/11/2027	USD	250,351	EUR	223,488	(20,383)	(20,383)
Goldman Sachs & Co. LLC	1/14/2027	USD	181,805	EUR	163,113	(15,812)	(21,329)
Goldman Sachs & Co. LLC	1/15/2027	USD	89,996,026	GBP	70,779,415	(7,083,669)	(8,708,905)
Macquarie Bank Limited	2/2/2027	USD	890,593	EUR	792,413	(70,121)	(103,486)
Goldman Sachs & Co. LLC	2/2/2027	USD	1,007,638	GBP	778,640	(60,174)	(95,550)
Macquarie Bank Limited	2/2/2027	USD	143,810	EUR	131,550	(15,680)	(17,180)
Macquarie Bank Limited	2/2/2027	USD	43,558	EUR	40,101	(5,060)	(5,060)
Goldman Sachs & Co. LLC	2/2/2027	USD	72,133	GBP	53,290	(948)	(948)
Macquarie Bank Limited	2/3/2027	USD	332,315	CAD	448,791	(3,789)	(14,201)
Macquarie Bank Limited	2/26/2027	USD	632,287	GBP	500,504	(53,961)	(61,199)

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Forward Foreign Currency Contracts as of and for the Six Months Ended June 30, 2025
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Macquarie Bank Limited	3/5/2027	USD	38,800,561	EUR	35,851,754	(4,715,771)	(4,715,771)
Goldman Sachs & Co. LLC	3/5/2027	USD	6,578,217	EUR	5,614,729	(236,859)	(236,859)
Macquarie Bank Limited	3/30/2027	USD	13,623,181	EUR	12,151,620	(1,139,972)	(1,139,972)
Macquarie Bank Limited	4/2/2027	USD	10,903	CAD	14,821	(210)	(460)
Goldman Sachs & Co. LLC	4/14/2027	USD	178,082	EUR	159,286	(15,545)	(20,702)
Macquarie Bank Limited	5/4/2027	USD	810,670	EUR	718,615	(63,521)	(93,267)
Goldman Sachs & Co. LLC	5/4/2027	USD	975,410	GBP	753,736	(57,487)	(91,241)
Macquarie Bank Limited	5/4/2027	USD	134,729	EUR	122,659	(14,485)	(15,920)
Goldman Sachs & Co. LLC	5/4/2027	USD	22,289	GBP	17,753	(2,039)	(2,149)
Macquarie Bank Limited	5/4/2027	USD	40,854	EUR	37,419	(4,666)	(4,666)
Macquarie Bank Limited	5/4/2027	USD	128,250	GBP	99,111	(7,569)	(7,569)
Macquarie Bank Limited	5/5/2027	USD	319,362	CAD	430,755	(3,849)	(13,236)
Goldman Sachs & Co. LLC	5/14/2027	USD	18,813,795	GBP	14,454,360	(992,418)	(992,418)
Macquarie Bank Limited	5/28/2027	USD	646,139	GBP	511,591	(54,793)	(61,705)
Macquarie Bank Limited	7/2/2027	USD	11,127	CAD	15,092	(209)	(454)
Goldman Sachs & Co. LLC	7/14/2027	USD	8,949,857	EUR	8,005,239	(811,578)	(1,031,161)
Macquarie Bank Limited	8/3/2027	USD	841,190	EUR	742,838	(65,176)	(95,437)
Goldman Sachs & Co. LLC	8/3/2027	USD	1,008,465	GBP	779,279	(58,754)	(93,144)
Macquarie Bank Limited	8/3/2027	USD	136,184	EUR	123,411	(14,395)	(15,855)
Macquarie Bank Limited	8/3/2027	USD	41,667	EUR	37,969	(4,660)	(4,660)
Goldman Sachs & Co. LLC	8/3/2027	USD	68,274	GBP	50,525	(919)	(919)
Macquarie Bank Limited	8/4/2027	USD	14,328,768	CAD	19,303,716	(180,412)	(572,626)
Macquarie Bank Limited	8/4/2027	USD	2,022,425	CAD	2,808,542	(88,549)	(88,549)
Macquarie Bank Limited	8/4/2027	USD	330,319	CAD	444,444	(3,737)	(3,737)
Macquarie Bank Limited	8/31/2027	USD	646,030	GBP	511,626	(54,514)	(60,924)
Macquarie Bank Limited	9/2/2027	USD	485,676	CAD	657,751	(8,974)	(19,283)
Macquarie Bank Limited	10/25/2027	USD	44,226,549	EUR	39,069,390	(3,566,863)	(4,964,602)
Macquarie Bank Limited	10/25/2027	USD	7,289,522	EUR	6,599,839	(784,032)	(838,651)
Macquarie Bank Limited	10/25/2027	USD	2,188,461	EUR	1,992,045	(248,399)	(248,399)
Goldman Sachs & Co. LLC	10/29/2027	USD	38,016,361	GBP	29,488,335	(2,345,321)	(3,483,763)
Goldman Sachs & Co. LLC	10/29/2027	USD	1,001,616	GBP	797,592	(90,075)	(94,228)
Macquarie Bank Limited	10/29/2027	USD	2,858,173	GBP	2,215,466	(174,211)	(174,211)
Goldman Sachs & Co. LLC	10/29/2027	USD	1,495,941	GBP	1,107,858	(20,422)	(20,422)
Macquarie Bank Limited	11/12/2027	USD	27,869,049	GBP	22,164,028	(2,464,894)	(2,613,527)
Macquarie Bank Limited	11/30/2027	USD	68,904,924	EUR	62,385,626	(7,496,869)	(7,889,007)
Macquarie Bank Limited	12/27/2027	USD	40,981,846	NOK	466,045,558	(5,316,898)	(5,094,623)

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Forward Foreign Currency Contracts as of and for the Six Months Ended June 30, 2025
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Macquarie Bank Limited	12/27/2027	USD	23,118,156	NOK	261,651,292	(2,875,282)	(2,875,282)
Goldman Sachs & Co. LLC	12/30/2027	USD	49,140,974	EUR	43,349,483	(3,997,574)	(3,997,574)
Macquarie Bank Limited	1/24/2028	USD	87,951,281	EUR	80,456,736	(10,751,052)	(10,751,052)
Macquarie Bank Limited	3/31/2028	USD	64,461,669	EUR	56,443,824	(4,927,539)	(4,927,539)
Total						$(95,816,916)	$(108,155,714)
Cash Collateral Pledged / (Received)						—	—
Total Forward Foreign Currency Contracts						$(95,816,916)	$(108,155,714)
* Par / Principal Amount is denominated in USD (“$”) unless otherwise noted, as denominated in British Pound (“£”), Canadian Dollar (“C$”), Euro (“€”), or Norwegian Krone (“kr”).
(1) All of the Fund's Corporate Loans, Collateralized Loan Obligations, Asset-Backed Securities, Common Stocks, Corporate Bonds, Preferred Stocks, Warrants and Money Market Funds, if applicable, as of June 30, 2025 represented 131.9% of the Fund's net assets or 94.0% of the Fund's total assets. Certain investments are subject to contractual restrictions on sales.
(2) The security position has been segregated as collateral against outstanding borrowings. See Note 7, Borrowings.
(3) All or a portion of this security is owned by OCPC Credit Facility SPV LLC (the “OCPC SPV”). See Note 1, Organization. As of June 30, 2025, the aggregate fair value of these securities is $2,824,200,629, or 48.3% of the Fund’s Total Investments, at Fair Value.
(4) Represents the interest rate for a variable or increasing rate security, determined as Reference Rate + Basis Point spread. Stated interest rate represents the “all-in” rate as of June 30, 2025. Reference Rates are defined as follows:

CORRA	Canadian Overnight Repo Rate Average
EURIBOR	Euro Interbank Offered Rate
PRIME	U.S. Prime Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
As of June 30, 2025, the reference rates for our variable rate securities were the daily SOFR at 4.45%, the 30-day SOFR at 4.32%, the 90-day SOFR at 4.29%, the 180-day SOFR at 4.15%, the 30-day CORRA at 2.74%, the 30-day EURIBOR at 1.93%, the 90-day EURIBOR at 1.94%, the daily SONIA at 4.22%, and the daily PRIME rate at 7.50%.
(5) The value of this security was determined using significant unobservable inputs. See Note 3, Fair Value Measurement.
(6) The Fund has an unfunded commitment to fund delayed draw debt, revolving debt, and/or equity investments. See Note 9, Commitments and Contingencies.
(7) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities amount to $1,082,140,368 or 24.4% of the Fund's net assets at period end.
(8) Interest or dividend is paid-in-kind, when applicable.
(9) Non-income producing security.
(10) Securities acquired in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), and may be deemed to be “restricted securities” under the Securities Act, unless otherwise noted, excluding 144A securities, Regulation S securities, and loans. As of June 30, 2025, the aggregate fair value of these securities is $46,276,939, or 1.0% of the Fund’s net assets.
(11) In addition to the interest earned based on the stated interest rate of this loan, the Fund is entitled to receive additional interest as a result of an agreement among lenders. Pursuant to the agreement among lenders in respect of this loan, this investment represents a first lien/last out loan, which has a secondary priority behind the first lien/first out loan with respect to principal, interest and other payments.
(12) Class SUB, M1, and M2 are considered equity tranches of collateralized loan obligations (“CLO”) issuances. These notes receive excess distributions, if any, once all other senior obligations are satisfied in the CLO structure. CLO equity tranches are generally issued at a discount and have no contractual principal and interest payments.
(13) Securities include a credit spread adjustment that ranges from 0.10% to 0.43%.
(14) Securities include interest rate floor feature, which generally ranges from 0.50% to 1.00%.
(15) Loan was on non-accrual status as of June 30, 2025.
(16) Represents securities sold outside the U.S. and exempt from registration under the Securities Act of 1933, as amended, under Regulation S. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. As of June 30, 2025, the aggregate fair value of these securities is $32,671,883 or 0.7% of the Fund's net assets.
(17) Interest rate swap contains a variable rate structure. Bears interest at a rate determined by three-month term SOFR.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025
(18) As of June 30, 2025, there was no cash collateral available to offset the net fair value of interest rate swaps.
(19) Residual equity tranches of asset-backed security (“ABS”) issuances. These notes receive excess distributions, if any, once all other senior obligations are satisfied in the ABS structure. ABS residual equity tranches are generally issued at a discount and have no contractual principal and interest payments.
(20) All or a portion of this security is owned by CTAC Bedford Lender, LLC (“CTAC Bedford”). See Note 1, Organization. As of June 30, 2025, the aggregate fair value of these securities is $34,984,428, or 0.6% of the Fund’s Total Investments, at Fair Value.
(21) All or a portion of this security is owned by CTAC Barracuda SPV LLC (the “Barracuda SPV”). See Note 1, Organization. As of June 30, 2025, the aggregate fair value of these securities is $502,573,321, or 8.6% of the Fund’s Total Investments, at Fair Value.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

The industry composition of investments at fair value is shown below as of June 30, 2025; although not an industry, Collateralized Loan Obligations, which are well-diversified pools of loans in varying industries, had a fair value of $829.4 million, which represent 18.7% of net assets.

Industry	Fair Value	% of Net Assets
Software	$746,470,028	16.9%
Health Care Providers & Services	442,732,252	10.0%
Financial Services	374,717,237	8.5%
Diversified Investment Vehicles	318,070,274	7.2%
Consumer Services	300,932,248	6.8%
Hotels, Restaurants & Leisure	287,360,052	6.5%
Professional Services	282,835,209	6.4%
Insurance	224,591,160	5.1%
Real Estate Management & Development	139,093,743	3.1%
Capital Equipment	132,463,140	3.0%
Electronic Equipment, Instruments & Components	131,728,804	3.0%
IT Services	127,341,259	2.9%
Commercial Services & Supplies	125,274,132	2.9%
Entertainment	111,763,134	2.5%
Containers, Packaging & Glass	102,832,320	2.3%
Transportation	98,597,417	2.2%
Telecommunications	98,374,011	2.2%
Utilities	86,926,519	2.0%
Capital Markets	76,278,461	1.7%
Independent Power and Renewable Electricity Producers	71,262,927	1.6%
Beverage, Food & Tobacco	68,388,105	1.5%
Energy: Oil & Gas	66,588,975	1.5%
Construction & Engineering	63,076,217	1.4%
Machinery	54,526,507	1.2%
Business Services	54,395,119	1.2%
Distributors	54,213,549	1.2%
Building Products	50,783,253	1.1%
Chemicals, Plastics & Rubber	45,501,528	1.0%
Sovereign & Public Finance	40,526,302	0.9%
Automotives	33,468,266	0.8%
Health Care Technology	30,638,455	0.7%
Specialty Retail	30,358,119	0.7%
Environmental Industries	26,583,866	0.6%
Consumer Goods: Durable	26,538,010	0.6%
Aerospace & Defense	24,892,707	0.6%

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2025

Industry	Fair Value	% of Net Assets
Computers and Electronics Retail	16,010,247	0.4%
Media: Advertising, Printing & Publishing	15,373,976	0.3%
Trading Companies & Distributors	13,657,018	0.3%
High Tech Industries	9,454,511	0.2%
Passenger Airlines	4,935,031	0.1%
Consumer Goods: Non-Durable	2,437,457	0.1%
Total	$5,011,991,545	113.2%
See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2025

June 30, 2025
ASSETS
Investments, at fair value (cost $5,815,686,279)	$5,841,416,238
Cash and restricted cash	120,724,337
Cash and restricted cash denominated in foreign currencies (cost of $32,158,518)	33,559,593
Receivables and other assets:
Interest and dividends receivable	73,771,015
Subscriptions receivable	71,171,533
Deferred financing costs	7,922,057
Receivable for investments sold (including paydowns)	52,166,175
Prepaid expenses and other assets	12,982,349
Total assets	$6,213,713,297

LIABILITIES
Secured credit facilities	$736,383,411
Mandatory redeemable preferred shares (net of unamortized deferred issuance costs of $5,107,686)	747,868,343
Note-on-note loans	23,364,600
Forward foreign currency contracts, at fair value	95,816,916
Income distribution payable	52,479,902
Payable for incentive fees	16,778,080
Payable for management fees	4,880,290
Interest payable on borrowings	14,203,277
Payable for investments purchased	86,109,886
Payable for administrative service fees	622,055
Payable for distribution and shareholder service plan fees	741,031
Payable for trustees' compensation and expenses	110,762
Other accrued expenses and liabilities	6,495,513
Total liabilities	$1,785,854,066
Net Assets	$4,427,859,231

Commitments and Contingencies (Note 9)

COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest	$527,758
Additional paid-in capital	4,551,571,723
Retained earnings (Accumulated deficit)	(124,240,250)
Net Assets	$4,427,859,231

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2025

NET ASSET VALUE PER SHARE	Net Asset Value of Share Class	Shares of Beneficial Interest Outstanding	Net Asset Value per Share
Class A Shares:
Net asset value and redemption price per share	$286,258,252	34,179,420	$8.38
Maximum offering price per share (net asset value plus sales charge of 3.00% of gross purchase price)			$8.64
Class I Shares:
Net asset value and redemption price per share	$782,489,089	93,039,168	$8.41
Class L Shares:
Net asset value and redemption price per share	$1,996,794	238,644	$8.37
Maximum offering price per share (net asset value plus sales charge of 3.50% of gross purchase price)			$8.67
Class M Shares:
Net asset value and redemption price per share	$322,409,211	38,327,256	$8.41
Class N Shares:
Net asset value and redemption price per share	$2,295,977,111	274,342,716	$8.37
Class U Shares:
Net asset value and redemption price per share	$738,341,713	87,710,364	$8.42
Class Y Shares:
Net asset value and redemption price per share	$387,061	46,217	$8.37

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025

Investment Income	June 30, 2025

Interest income	$248,266,834
Dividend income	4,144
PIK interest income	32,950,410
PIK dividend income	14,206,843
Other income	2,746,672
Total investment income	$298,174,903

Expenses
Management fees	$27,906,226
Incentive fees	32,683,133
Distribution and service plan fees:
Class A	620,687
Class L	4,939
Class M	1,020,211
Class U	2,421,399
Class Y	463
Transfer and shareholder servicing agent fees:
Class A	25,618
Class I	84,391
Class L	204
Class M	28,063
Class N	218,594
Class U	66,665
Class Y	38
Shareholder communications:
Class A	16,690
Class I	55,082
Class L	133
Class M	18,274
Class N	142,489
Class U	43,432
Class Y	25
Interest expense and fees on borrowings	44,840,872
Professional fees	2,911,666
Administration and custodian fees	2,219,233
Administrative service fees (Note 5)	1,071,124
Trustees' fees and expenses	206,476
Other expenses	496,722
Total expenses	$117,102,849
Net Investment Income	$181,072,054

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	$926,640
Forward foreign currency contracts	(15,955,554)
Foreign currency transactions	5,603,666
Net realized loss	$(9,425,248)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	$72,028,884
Forward foreign currency contracts	(114,961,163)
Interest rate swaps	420,829
Foreign currency on secured credit facilities	(18,407,952)
Foreign currency transactions	1,317,044
Net change in unrealized depreciation	$(59,602,358)
Net Increase in Net Assets Resulting from Operations	$112,044,448
See accompanying Notes to the Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 2025 and for the Year Ended December 31, 2024

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Operations
Net investment income	$181,072,054	$314,302,604
Net realized gain (loss)	(9,425,248)	(13,268,224)
Net change in unrealized appreciation (depreciation)	(59,602,358)	34,385,114
Net increase in net assets resulting from operations	$112,044,448	$335,419,494

Dividends and/or Distributions to Shareholders
Class A	$(10,687,872)	$(16,908,119)
Class I	(37,218,114)	(79,095,357)
Class L	(84,937)	(187,479)
Class M	(11,358,924)	(17,109,451)
Class N	(96,429,002)	(175,629,402)
Class U	(26,971,791)	(41,152,924)
Class Y	(16,390)	(33,802)
Total Dividends and/or Distributions to Shareholders	$(182,767,030)	$(330,116,534)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest:
Class A	$60,490,274	$102,817,672
Class I	(72,720,702)	176,786,052
Class L	20,761	48,978
Class M	86,210,076	99,475,178
Class N	283,098,797	613,993,313
Class U	146,918,048	314,300,510
Class Y	19,188	33,946
Net increase in Beneficial Interest Transactions	$504,036,442	$1,307,455,649

Net Assets
Total increase	$433,313,860	$1,312,758,609
Beginning of period	3,994,545,371	2,681,786,762
End of period	$4,427,859,231	$3,994,545,371

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2025

Six Months Ended June 30, 2025
Cash Flows from Operating Activities
Net increase in net assets from operations	$112,044,448
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities, net of change in payable for investments purchased	(1,353,360,638)
PIK interest and dividend	(47,157,253)
Proceeds from disposition of investment securities (including paydowns), net of change in receivable for investments sold	686,123,018
Proceeds from (Payments on) forward foreign currency contracts	(15,955,554)
Cash collateral received (posted) for derivative contracts	2,516,981
Discount accretion	(11,279,484)
Amortization of deferred financing and issuance costs	1,722,225
Net realized loss	9,425,248
Net change in unrealized depreciation	59,602,358
Change in hedge basis adjustment for mandatory redeemable preferred shares	13,184,000
Change in unrealized appreciation for swaps not designated as hedging instruments	420,829
Change in assets:
Increase in other assets	(7,419,859)
Increase in interest and dividends receivable	(10,602,691)
Change in liabilities:
Increase in other liabilities	5,777,144
Net cash used in operating activities	$(554,959,228)

Cash Flows from Financing Activities
Proceeds from secured credit facilities	605,856,044
Payments on borrowings	(451,950,000)
Proceeds from note-on-note loans	7,965,116
Proceeds from mandatory preferred shares sold	100,000,000
Deferred financing and issuance costs	(6,240,606)
Proceeds from shares sold, net of subscriptions receivable	788,518,256
Payments on shares redeemed, net of redemptions payable	(364,426,394)
Cash distributions paid	(108,464,767)
Net cash provided by financing activities	$571,257,649
Effect of exchange rate changes on cash	6,920,710
Net increase in cash and restricted cash	$23,219,131
Cash, restricted cash and foreign currency, beginning balance	131,064,799
Cash, restricted cash and foreign currency, ending balance	$154,283,930

Supplemental information:
Reinvestment of dividends and distributions	$77,477,150
Cash paid for interest on borrowings	40,703,622

Reconciliation of cash, restricted cash and foreign currency, ending balance:
Cash and restricted cash	$120,724,337
Cash and restricted cash denominated in foreign currencies	33,559,593
Total cash, restricted cash and foreign currency, ending balance	$154,283,930

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025	Year Ended December 31,
CLASS A		2024	2023	2022	2021	2020
Per Share Operating Data
Net asset value, beginning of period	$8.51	$8.48	$8.24	$9.02	$8.71	$9.29
Income (loss) from investment operations:
Net investment income (1)	0.36	0.78	0.85	0.67	0.55	0.68
Net realized and unrealized gain (loss)	(0.13)	0.07	0.24	(0.78)	0.36	(0.62)
Total from investment operations	0.23	0.85	1.09	(0.11)	0.91	0.06
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.36)	(0.82)	(0.85)	(0.67)	(0.60)	(0.64)
Total Dividends and/or distributions to shareholders:	(0.36)	(0.82)	(0.85)	(0.67)	(0.60)	(0.64)
Net asset value, end of period	$8.38	$8.51	$8.48	$8.24	$9.02	$8.71
Total Return, at Net Asset Value (2)	2.73%	10.23%	13.83%	(1.42)%	10.77%	1.22%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$286,258	$229,722	$126,755	$53,960	$33,224	$4,987
Average net assets (in thousands)	$250,134	$175,679	$79,151	$46,369	$19,818	$962
Ratios to average net assets (3):
Net investment income	8.54%	9.13%	10.12%	7.84%	6.13%	8.14%
Total expenses	6.02%	5.90%	6.67%	5.63%	4.82%	6.92%
Expenses after (recoupment of) waivers and reimbursements of expenses (4)	6.02%	5.90%	6.73%	5.68%	4.68%	5.76%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.72%	1.65%	1.91%	1.87%	2.14%	3.16%
Interest expense and fees from borrowings	2.19%	2.03%	2.35%	1.55%	0.69%	1.15%
Distribution and shareholder service fees	0.50%	0.50%	0.51%	0.57%	0.50%	0.69%
Deal expenses and incentive fees	1.61%	1.72%	1.90%	1.64%	1.48%	1.92%
Portfolio turnover rate	13%	11%	14%	21%	31%	37%
(1) Per share amounts calculated based on the average shares outstanding during the period.
(2) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(3) Annualized for periods less than one full year.
(4) For the period ended June 30, 2025, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, was 1.72% of net assets on an annualized basis.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2025	Year Ended December 31,
CLASS I		2024	2023	2022	2021	2020
Per Share Operating Data
Net asset value, beginning of period	$8.55	$8.52	$8.28	$9.06	$8.74	$9.31
Income (loss) from investment operations:
Net investment income (1)	0.38	0.82	0.88	0.71	0.59	0.73
Net realized and unrealized gain (loss)	(0.14)	0.07	0.24	(0.78)	0.38	(0.60)
Total from investment operations	0.24	0.89	1.12	(0.07)	0.97	0.13
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.38)	(0.86)	(0.88)	(0.71)	(0.65)	(0.70)
Total Dividends and/or distributions to shareholders:	(0.38)	(0.86)	(0.88)	(0.71)	(0.65)	(0.70)
Net asset value, end of period	$8.41	$8.55	$8.52	$8.28	$9.06	$8.74
Total Return, at Net Asset Value (2)	2.86%	10.80%	14.15%	(0.79)%	11.28%	2.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$782,489	$871,370	$692,827	$421,046	$315,036	$155,533
Average net assets (in thousands)	$825,714	$788,639	$494,441	$384,464	$226,255	$115,133
Ratios to average net assets (3):
Net investment income	9.00%	9.56%	10.55%	8.31%	6.60%	8.67%
Total expenses	5.49%	5.40%	6.16%	5.02%	4.32%	6.06%
Expenses after (recoupment of) waivers and reimbursements of expenses (4)	5.49%	5.50%	6.32%	5.15%	4.14%	5.10%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.71%	1.64%	1.90%	1.87%	2.18%	2.96%
Interest expense and fees from borrowings	2.17%	2.03%	2.36%	1.53%	0.67%	1.19%
Deal expense and incentive fees	1.61%	1.73%	1.90%	1.63%	1.47%	1.91%
Portfolio turnover rate	13%	11%	14%	21%	31%	37%
(1) Per share amounts calculated based on the average shares outstanding during the period.
(2) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(3) Annualized for periods less than one full year.
(4) For the period ended June 30, 2025, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, was 1.71% of net assets on an annualized basis.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2025	Year Ended December 31,
CLASS L		2024	2023	2022	2021	2020
Per Share Operating Data
Net asset value, beginning of period	$8.50	$8.48	$8.24	$9.02	$8.70	$9.29
Income (loss) from investment operations:
Net investment income (1)	0.36	0.77	0.84	0.67	0.54	0.69
Net realized and unrealized gain (loss)	(0.13)	0.06	0.24	(0.78)	0.38	(0.62)
Total from investment operations	0.23	0.83	1.08	(0.11)	0.92	0.07
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.36)	(0.81)	(0.84)	(0.67)	(0.60)	(0.66)
Total Dividends and/or distributions to shareholders:	(0.36)	(0.81)	(0.84)	(0.67)	(0.60)	(0.66)
Net asset value, end of period	$8.37	$8.50	$8.48	$8.24	$9.02	$8.70
Total Return, at Net Asset Value (2)	2.73%	10.05%	13.76%	(1.49)%	10.62%	1.42%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,997	$2,008	$1,953	$1,823	$569	$2,779
Average net assets (in thousands)	$1,992	$1,984	$1,880	$1,489	$735	$2,438
Ratios to average net assets (3):
Net investment income	8.52%	8.99%	10.09%	7.96%	6.02%	8.21%
Total expenses	6.01%	5.90%	6.69%	5.78%	4.98%	6.57%
Expenses after (recoupment of) waivers and reimbursements of expenses (4)	6.01%	6.08%	6.81%	5.88%	4.52%	5.63%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.72%	1.64%	1.89%	1.89%	2.46%	2.94%
Interest expense and fees from borrowings	2.18%	2.03%	2.37%	1.65%	0.61%	1.21%
Distribution and shareholder service fees	0.50%	0.50%	0.52%	0.58%	0.48%	0.50%
Deal expense and incentive fees	1.61%	1.73%	1.91%	1.66%	1.43%	1.92%
Portfolio turnover rate	13%	11%	14%	21%	31%	37%
(1) Per share amounts calculated based on the average shares outstanding during the period.
(2) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(3) Annualized for periods less than one full year.
(4) For the period ended June 30, 2025, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, was 1.71% of net assets on an annualized basis.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2025	Year Ended December 31,				Period Ended December 31, 2020 (1)
CLASS M		2024	2023	2022	2021
Per Share Operating Data
Net asset value, beginning of period	$8.55	$8.52	$8.28	$9.07	$8.74	$7.74
Income (loss) from investment operations:
Net investment income (2)	0.35	0.76	0.83	0.67	0.53	0.38
Net realized and unrealized gain (loss)	(0.14)	0.07	0.24	(0.79)	0.38	1.12
Total from investment operations	0.21	0.83	1.07	(0.12)	0.91	1.50
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.35)	(0.80)	(0.83)	(0.67)	(0.58)	(0.50)
Total Dividends and/or distributions to shareholders:	(0.35)	(0.80)	(0.83)	(0.67)	(0.58)	(0.50)
Net asset value, end of period	$8.41	$8.55	$8.52	$8.28	$9.07	$8.74
Total Return, at Net Asset Value (3)	2.61%	9.96%	13.54%	(1.66)%	10.47%	19.75%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$322,409	$240,572	$140,863	$62,816	$19,906	$4,704
Average net assets (in thousands)	$273,752	$182,659	$91,772	$39,537	$11,904	$2,053
Ratios to average net assets (4):
Net investment income	8.29%	8.88%	9.84%	7.94%	5.89%	7.10%
Total expenses	6.28%	6.15%	6.91%	6.21%	5.18%	6.62%
Expenses after (recoupment of) waivers and reimbursements of expenses (5)	6.28%	6.15%	6.96%	6.21%	4.93%	5.27%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.72%	1.65%	1.90%	1.97%	2.24%	3.35%
Interest expense and fees from borrowings	2.20%	2.03%	2.35%	1.73%	0.70%	0.84%
Distribution and shareholder service fees	0.75%	0.75%	0.76%	0.83%	0.75%	0.76%
Deal expense and incentive fees	1.61%	1.72%	1.90%	1.68%	1.48%	1.67%
Portfolio turnover rate	13%	11%	14%	21%	31%	37%
(1) For the period from May 15, 2020 (inception of offering) through December 31, 2020.
(2) Per share amounts calculated based on the average shares outstanding during the period.
(3) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(4) Annualized for periods less than one full year.
(5) For the period ended June 30, 2025, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, was 1.72% of net assets on an annualized basis.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2025	Year Ended December 31,
CLASS N		2024	2023	2022	2021	2020
Per Share Operating Data
Net asset value, beginning of period	$8.51	$8.48	$8.24	$9.02	$8.70	$9.29
Income (loss) from investment operations:
Net investment income (1)	0.38	0.82	0.89	0.72	0.59	0.71
Net realized and unrealized gain (loss)	(0.14)	0.07	0.24	(0.78)	0.37	(0.60)
Total from investment operations	0.24	0.89	1.13	(0.06)	0.96	0.11
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.38)	(0.86)	(0.89)	(0.72)	(0.64)	(0.70)
Total Dividends and/or distributions to shareholders:	(0.38)	(0.86)	(0.89)	(0.72)	(0.64)	(0.70)
Net asset value, end of period	$8.37	$8.51	$8.48	$8.24	$9.02	$8.70
Total Return, at Net Asset Value (2)	2.98%	10.77%	14.42%	(0.80)%	11.32%	1.88%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,295,977	$2,048,417	$1,431,371	$857,548	$511,836	$52,879
Average net assets (in thousands)	$2,135,167	$1,736,581	$1,090,490	$774,235	$248,911	$16,166
Ratios to average net assets (3):
Net investment income	9.03%	9.64%	10.63%	8.48%	6.65%	8.43%
Total expenses	5.51%	5.40%	6.15%	5.05%	4.34%	5.68%
Expenses after (recoupment of) waivers and reimbursements of expenses (4)	5.51%	5.40%	6.22%	5.02%	4.19%	4.79%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.71%	1.65%	1.89%	1.87%	2.15%	2.89%
Interest expense and fees from borrowings	2.19%	2.03%	2.36%	1.54%	0.71%	0.98%
Deal expense and incentive fees	1.61%	1.72%	1.90%	1.64%	1.49%	1.81%
Portfolio turnover rate	13%	11%	14%	21%	31%	37%
(1) Per share amounts calculated based on the average shares outstanding during the period.
(2) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(3) Annualized for periods less than one full year.
(4) For the period ended June 30, 2025, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, was 1.71% of net assets on an annualized basis.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2025	Year Ended December 31,		Period Ended December 31, 2022 (1)
CLASS U		2024	2023
Per Share Operating Data
Net asset value, beginning of period	$8.56	$8.53	$8.29	$8.53
Income (loss) from investment operations:
Net investment income (2)	0.35	0.76	0.82	0.25
Net realized and unrealized gain (loss)	(0.14)	0.07	0.24	(0.24)
Total from investment operations	0.21	0.83	1.06	0.01
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.35)	(0.80)	(0.82)	(0.25)
Total Dividends and/or distributions to shareholders:	(0.35)	(0.80)	(0.82)	(0.25)
Net asset value, end of period	$8.42	$8.56	$8.53	$8.29
Total Return, at Net Asset Value (3)	2.61%	9.96%	13.46%	0.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$738,342	$602,082	$287,678	$11,604
Average net assets (in thousands)	$650,371	$440,100	$104,553	$3,552
Ratios to average net assets (4):
Net investment income	8.28%	8.87%	9.71%	8.82%
Total expenses	6.27%	6.15%	6.87%	7.54%
Expenses after (recoupment of) waivers and reimbursements of expenses (5)	6.27%	6.15%	6.88%	7.42%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.72%	1.65%	1.93%	2.56%
Interest expense and fees from borrowings	2.19%	2.03%	2.31%	2.36%
Distribution and shareholder service fees	0.75%	0.75%	0.75%	0.74%
Deal expense and incentive fees	1.61%	1.72%	1.88%	1.88%
Portfolio turnover rate	13%	11%	14%	21%
(1) For the period from September 1, 2022 (inception of offering) through December 31, 2022.
(2) Per share amounts calculated based on the average shares outstanding during the period.
(3) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(4) Annualized for periods less than one full year.
(5) For the period ended June 30, 2025, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, was 1.72% of net assets on an annualized basis.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2025	Year Ended December 31,
CLASS Y		2024	2023	2022	2021	2020
Per Share Operating Data
Net asset value, beginning of period	$8.51	$8.49	$8.24	$9.02	$8.69	$9.27
Income (loss) from investment operations:
Net investment income (1)	0.37	0.77	0.87	0.68	0.56	0.71
Net realized and unrealized gain (loss)	(0.14)	0.06	0.25	(0.78)	0.39	(0.61)
Total from investment operations	0.23	0.83	1.12	(0.10)	0.95	0.10
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.37)	(0.81)	(0.87)	(0.68)	(0.62)	(0.68)
Total Dividends and/or distributions to shareholders:	(0.37)	(0.81)	(0.87)	(0.68)	(0.62)	(0.68)
Net asset value, end of period	$8.37	$8.51	$8.49	$8.24	$9.02	$8.69
Total Return, at Net Asset Value (2)	2.85%	10.16%	14.13%	(1.03)%	11.02%	1.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$387	$374	$339	$442	$423	$9,344
Average net assets (in thousands)	$373	$354	$367	$422	$1,585	$8,317
Ratios to average net assets (3):
Net investment income	8.77%	9.08%	10.43%	7.98%	6.20%	8.49%
Total expenses	5.76%	5.65%	6.41%	5.19%	4.87%	6.36%
Expenses after (recoupment of) waivers and reimbursements of expenses (4)	5.76%	5.98%	6.48%	5.30%	4.22%	5.40%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.71%	1.64%	1.88%	1.85%	2.65%	2.96%
Interest expense and fees from borrowings	2.19%	2.03%	2.37%	1.48%	0.59%	1.22%
Distribution and shareholder service fees	0.25%	0.25%	0.25%	0.25%	0.23%	0.25%
Deal expense and incentive fees	1.61%	1.73%	1.91%	1.62%	1.40%	1.93%
Portfolio turnover rate	13%	11%	14%	21%	31%	37%
(1) Per share amounts calculated based on the average shares outstanding during the period.
(2) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(3) Annualized for periods less than one full year.
(4) For the period ended June 30, 2025, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, was 1.71% of net assets on an annualized basis.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

Senior Securities
Class and Period Ended	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage Per Unit (2)	Involuntary Liquidating Preference Per Unit (3)	Average Market Value Per Unit (4)

Credit Facility (Bank of America, N.A.)
June 30, 2025	$170,000,000	$7,815	—	N/A
Credit Facility (JPMorgan Chase Bank, National Association)
June 30, 2025	$566,383,411	$7,815	—	N/A
December 31, 2024	564,069,415	9,015	—	N/A
December 31, 2023	326,492,495	10,439	—	N/A
December 31, 2022	315,344,374	6,420	—	N/A
December 31, 2021	274,770,951	4,206	—	N/A
Credit Facility (Société Generale / HSBC)
December 31, 2020	$73,702,363	$4,124	—	N/A
December 31, 2019	47,611,025	3,522	—	N/A
Credit Facility (Société Generale)
December 31, 2018	$30,600,000	$3,809	—	N/A
Mandatory Redeemable Preferred Shares*
June 30, 2025	$750,000,000	$98.32	$25.00	N/A
December 31, 2024	650,000,000	106.23	25.00	N/A
December 31, 2023	400,000,000	117.29	25.00	N/A
December 31, 2022	300,000,000	82.25	25.00	N/A
Note-on-Note Loan (Axos Bank)+
June 30, 2025	$23,364,600	$7,815	—	N/A
December 31, 2024	15,399,484	9,015	—	N/A

* There were no mandatory redeemable preferred shares outstanding as of December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018.
+ There were no note-on-note loans outstanding as of December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018.
(1) Total amount of each class of senior securities outstanding at principal value at the end of the period presented.
(2) The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness as calculated separately for each of the Preferred Shares and the applicable borrowings in accordance with Section 18(h) of the 1940 Act. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a per share liquidation preference of $25). With respect to the credit facilities and note-on-note loans, the asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per Unit”.
(3) The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.
(4) Not applicable to senior securities outstanding as of period end.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
As of June 30, 2025

1. ORGANIZATION
Carlyle Tactical Private Credit Fund (together with its consolidated subsidiaries, the “Fund”) is a Delaware statutory trust formed on December 13, 2017, and structured as an externally managed, diversified, closed-end investment company. The Fund is managed by its Adviser, Carlyle Global Credit Investment Management L.L.C. (“CGCIM” or the “Adviser”). Carlyle Global Credit Administration L.L.C. (the “Administrator”) provides the administrative services necessary for the Fund to operate. Both the Adviser and the Administrator are wholly owned subsidiaries of Carlyle Investment Management L.L.C. The Fund is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “Investment Company Act”), and operates as an interval fund. In addition, the Fund has elected to be treated, and intends to continue to comply with the requirements to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (together with the rules and regulations promulgated thereunder, the “Code”). The Fund engages in a continuous offering of shares and will offer to make quarterly repurchases of shares at net asset value.
On June 4, 2018 (Commencement of Operations), the Fund completed its initial offering of shares of beneficial interest and subsequently commenced substantial investment operations. Effective November 4, 2019, the Fund changed its name from “OFI Carlyle Private Credit Fund” to “Carlyle Tactical Private Credit Fund.” Prior to October 24, 2019, the Fund’s Adviser was OC Private Capital, LLC, a joint venture between an affiliate of Invesco Ltd. and Carlyle Investment Management L.L.C., the parent company of CGCIM.
OCPC Credit Facility SPV LLC (the “OCPC SPV”) is a Delaware limited liability company that was formed on March 11, 2018. The OCPC SPV is a wholly owned subsidiary of the Fund and is consolidated in these consolidated financial statements commencing from the date of its formation. As of June 30, 2025, the Fund’s net assets were $4,427,859,231, of which, $2,329,363,789 or 53%, are represented by the OCPC SPV’s net assets.
CTAC Bedford Lender, LLC (“CTAC Bedford”) is a Delaware limited liability company that was formed on February 6, 2024. CTAC Bedford is a wholly owned subsidiary of the Fund and is consolidated in these consolidated financial statements commencing from the date of its formation. As of June 30, 2025, the net assets of CTAC Bedford were $11,837,523, which represents 0.3% of the Fund’s total net assets. See Note 7, Borrowings, for more information related to the activities of CTAC Bedford.
CTAC Barracuda SPV LLC (the “Barracuda SPV”) is a Delaware limited liability company that was formed on October 18, 2024. Barracuda SPV is a wholly owned subsidiary of the Fund and is consolidated in these consolidated financial statements commencing from the date of its formation. As of June 30, 2025, the net assets of the Barracuda SPV were $267,469,447, which represents 6% of the Fund’s total net assets.
The Fund’s investment objective is to produce current income. The Fund seeks to achieve its investment objective by opportunistically allocating its assets across a wide range of credit strategies. Under normal circumstances, the Fund will invest at least 80% of its assets in private credit instruments. The Fund will opportunistically allocate its investments in private credit instruments across any number of the following credit strategies: (a) liquid credit (including broadly syndicated loans); (b) direct lending (including first lien loans, second lien loans, unitranche loans and mezzanine debt); (c) opportunistic credit; (d) structured credit (including collateralized loan obligations, or “CLOs”); (e) asset-backed finance; and (f) real assets credit (including infrastructure, aviation and real estate). To a lesser extent, the Fund also may invest in hybrid capital, including credit-oriented investments, structured equity solutions, and stressed/dislocated investments. The Fund may invest in additional strategies in the future as opportunities in different strategies present. While some of the loans in which the Fund will invest pursuant to the foregoing may be secured, the Fund may also invest in debt and equity securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. The Fund normally will invest in a number of different countries. There is no minimum or maximum limit on the amount of the Fund’s assets that may be invested in non-U.S. securities. The Fund’s portfolio composition is expected to change over time as the Adviser’s view changes on, among other things, the economic and credit environment (including with respect to interest rates) in which the Fund is operating.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

The Fund may invest a substantial portion of its assets in credit instruments that are rated below investment grade by rating agencies or would be rated below investment grade if they were rated. Credit instruments that are rated below investment grade (commonly referred to as “high yield” securities or “junk bonds”) are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Because of the risks associated with investing in high yield securities, an investment in the Fund should be considered speculative. Some of the credit instruments will have no credit rating at all.
To qualify as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements and timely distribute to its shareholders generally at least 90% of its investment company taxable income, as defined by the Code, for each year. Pursuant to this election, the Fund generally does not have to pay corporate level taxes on any income that it distributes to shareholders, provided that the Fund satisfies those requirements.
Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter and the distributor of the Fund’s shares. The Fund offers Class A, Class I, Class L, Class M, Class N, Class U, and Class Y shares. During the reporting period, the Fund’s shares were offered for sale on a daily basis for all of its share classes. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications directly attributable to that class. Class A, L, M, U and Y have separate distribution and/or service plans under which they pay fees. Class I and Class N do not pay such fees. The sales load payable by each investor depends upon the amount invested by the investor in the Fund, but may range from 0.00% to 3.50%.
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company for the purposes of accounting and financial reporting in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies (“ASC 946”). The consolidated financial statements include the accounts of the Fund and its wholly owned subsidiaries, the OCPC SPV, Barracuda SPV, and CTAC Bedford. All significant intercompany balances and transactions have been eliminated. U.S. GAAP for an investment company requires investments to be recorded at fair value. The carrying value for all other assets and liabilities approximates their fair value.
The unaudited interim financial statements have been prepared in accordance with U.S. GAAP for interim financial information and pursuant to the requirements for reporting on Form N-CSR under Rule 30e-1 under the Investment Company Act (17 CFR 270 30e-1) and Article 6 of Regulation S-X. In the opinion of management, all adjustments considered necessary for the fair presentation of consolidated financial statements for the interim periods presented have been included. These adjustments are of a normal, recurring nature. This semi-annual report should be read in conjunction with the Fund's annual report on Form N-CSR for the year ended December 31, 2024. The results of operations of the six month period ended June 30, 2025 are not necessarily indicative of the operating results to be expected for the full year.
Allocation of Income, Expenses, Gains and Losses
Income, expenses (other than those attributable to a specific class), gains and losses are allocated to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Class-specific expenses such as distribution and service plan fees, transfer and shareholder servicing fees, and shareholder communications expenses are broken out by class in the Consolidated Statement of Operations.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make assumptions and estimates that affect the reported amounts of assets and liabilities and disclosure of contingent

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management’s estimates are based on historical experiences and other factors, including expectations of future events that management believes to be reasonable under the circumstances. It also requires management to exercise judgment in the process of applying the Fund’s accounting policies. Assumptions and estimates regarding the valuation of investments and their resulting impact on base management and incentive fees involve a higher degree of judgment and complexity and these assumptions and estimates may be significant to the consolidated financial statements. Actual results could differ from these estimates and such differences could be material.
Investments
Investment transactions are recorded as of the applicable trade date. Realized gains or losses are measured by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation previously recognized, and includes investments charged off during the period, net of recoveries. Net change in unrealized appreciation or depreciation on investments as presented in the accompanying Consolidated Statement of Operations reflects the net change in the fair value of investments, including the reversal of previously recorded unrealized appreciation or depreciation when gains or losses are realized. See Note 3, Fair Value Measurements, for further information about fair value measurements.
Derivative Instruments
ASC Topic 815, Derivatives and Hedging, establishes accounting and reporting standards for derivative instruments and hedging activities. From time to time, the Fund may directly or indirectly, use various derivative instruments including, but not limited to, options contracts, futures contracts, forward contracts, options on futures contracts, indexed securities, credit default swaps, interest rate swaps and other swap agreements primarily for hedging and risk management purposes. The Fund recognizes all derivative instruments as assets or liabilities at fair value in its consolidated financial statements. For derivative instruments designated in a hedge accounting relationship, the entire change in the fair value of the hedging instrument will be recorded in the same line item of the Consolidated Statements of Operations as the hedged item. See Note 4, Derivative Instruments, for further information about the Fund’s use and designation of derivative instruments.
Offsetting of assets and liabilities
The Fund presents over-the-counter (“OTC”) derivatives that are executed with the same counterparty under the same master netting agreement on a net basis when the criteria for the right of offset are met. The Fund has elected to offset fair value amounts recognized for cash collateral receivables and/or payables and fair value amounts recognized for derivative positions executed with the same counterparty under the same master netting arrangement. See Note 4, Derivative Instruments, for amounts recognized for cash collateral receivables and/or payables that have been offset against net derivative positions and amounts under master netting arrangements that have not been offset against net derivative positions, if applicable.
Cash, Cash Equivalents and Restricted Cash
Cash, cash equivalents and restricted cash consist of demand deposits and highly liquid investments (e.g., money market funds and U.S. Treasury notes) with original maturities of three months or less. Cash equivalents are carried at amortized cost, which approximates fair value. Restricted cash includes cash held on deposit in cash collateral accounts that serve as collateral for the borrowings under the credit facility and would be applied to the amounts owed under the credit facility in an event of default (See Note 7, Borrowings). As of June 30, 2025, the Fund had a restricted cash balance of $40,037,983 which represents amounts that are collected by trustees who have been appointed as custodians of the assets securing certain of the Fund's financing transactions, and held for payment of interest expense and principal on the outstanding borrowings, or reinvestment into new assets. The Fund’s cash, cash equivalents and restricted cash are held at one or more large financial institutions and cash held in such financial institutions may, at times, exceed the Federal Deposit Insurance Corporation insured limit.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

Revenue Recognition
Interest from Investments
Interest income is recorded on an accrual basis and includes the accretion of discounts and amortization of premiums. Discounts from and premiums to par value on debt investments purchased are accreted/amortized into interest income over the life of the respective security using the effective interest method. The amortized cost of debt investments represents the original cost, including origination fees and upfront fees received that are deemed to be an adjustment to yield, adjusted for the accretion of discounts and amortization of premiums, if any.
The Fund has loans in its portfolio that contain payment-in-kind (“PIK”) provisions. PIK represents interest that is accrued and recorded as interest income at the contractual rates, increases the loan principal on the respective capitalization dates, and is generally due at maturity. As of June 30, 2025, the fair value of the fixed income debt securities in the portfolio with PIK provisions was $975,125,059, which represents approximately 16.7% of the total investments at fair value. For the six month period ended June 30, 2025, the Fund earned $32,950,410 in PIK interest income, which is included in PIK interest income in the Consolidated Statement of Operations.
The Fund has loans in its portfolio that are first lien/last out loans. The Fund may receive additional interest and/or discount from an agreement with other lenders on such positions and includes such income, calculated in accordance with the effective interest rate method, as interest income in the Consolidated Statement of Operations.
CLO equity investments and ABS residual equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flow, as required by ASC Topic 325-40, Beneficial Interest in Securitized Financial Assets.
Dividend Income
Dividend income on preferred equity securities is recorded on an accrual basis to the extent that such amounts are expected to be collected. Dividend income on common equity securities, if any, is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly-traded companies. As of June 30, 2025, the fair value of the preferred stock securities in the portfolio with PIK provisions was $266,735,655, which represents approximately 4.6% of the total investments at fair value. For the six month period ended June 30, 2025, the Fund earned $14,206,843 in PIK dividends, which is included in PIK dividends in the Consolidated Statement of Operations.
Other Income
Other income may include income such as consent, waiver, amendment, unused, syndication, arranger and prepayment fees associated with the Fund’s investment activities. Such fees are recognized as income when earned or the services are rendered. The Fund may receive fees for guaranteeing the outstanding debt of a portfolio company. Such fees are amortized into other income over the life of the guarantee. The unamortized amount, if any, is included in other assets in the accompanying Consolidated Statement of Assets and Liabilities.
Non-Accrual Income
Loans are generally placed on non-accrual status when principal or interest payments are past due or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to the cost basis depending upon management’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest are current or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in management’s judgment, are likely to remain current. Management may determine not to place a loan on non-accrual status if the loan has sufficient collateral value and is in the process of collection. As of June 30, 2025, the fair value of the loans in the portfolio on non-accrual status was $48,912,559.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

Borrowing Related Costs, Expenses and Deferred Financing Costs (See Note 7, Borrowings)
On May 5, 2021, the OCPC SPV closed on a loan and security agreement with JPMorgan Chase Bank, National Association (the “JPM Credit Facility”), which was subsequently amended to increase the commitment. The agreement provides the OCPC SPV with an asset-backed credit facility.
On March 5, 2024, CTAC Bedford entered into a loan and security agreement with Axos Bank (the “Axos Note-on-Note Loan”) to deploy note-on-note financing for the Fund’s investment in Bedford Beverly B, LLC.
On January 6, 2025, the Barracuda SPV closed on a credit agreement with Bank of America, N.A. (the “BofA Credit Facility”). The agreement provides the Barracuda SPV with an asset-backed credit facility.
Interest expense, unused commitment fees, and administration fees on the credit facilities and loans are recorded on an accrual basis. Unused commitment fees and administration fees are included in interest expense and fees on borrowings in the accompanying Consolidated Statement of Operations.
The JPM Credit Facility, Axos Note-On-Note Loan, and BofA Credit Facility are recorded at carrying value, which approximates fair value.
Mandatory Redeemable Preferred Shares (See Note 8, Mandatory Redeemable Preferred Shares)
The Fund authorized and issued eight series of Mandatory Redeemable Preferred Shares (“MRP Shares”) on various dates from 2022 to 2024. On March 20, 2025, the Fund executed a Securities Purchase Agreement authorizing the issuance and sale of three new series of MRP Shares. The Fund carries its MRP Shares at amortized cost, including hedge basis adjustments, and such shares are included as a liability in the Consolidated Statement of Assets and Liabilities.
Dividends to holders of MRP Shares are accrued daily. Issuance costs on the MRP Shares are amortized over the life of the respective MRP Shares.
Distribution and Shareholder Service Plan Fees
Distribution and Shareholders Service Plan Fees consist primarily of fees and expenses incurred in connection with the offering of shares, including legal, underwriting, printing and other costs, as well as costs associated with the preparation and filing of applicable registration statements. Distribution and Shareholder Service Plan Fees are charged against equity when incurred. The Fund offers its shares on a continual basis through the Distributor. Fees can be up to 0.75% of a class’s average monthly net assets. The fees are included in the distribution and service plan fees in the Consolidated Statement of Operations.
Transfer Agent Fees
Transfer Agent Fees consist primarily of fees and expenses incurred in connection with electronic processing of client orders, fund transfers between clients and the Fund, client maintenance and documentation. The Fund pays the Transfer Agent a fee based on various factors, including number of accounts and filings. SS&C GIDS, Inc. (the “Transfer Agent”) serves as the transfer agent for the Fund. The Fund has entered into arrangements with one or more financial intermediaries to provide sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts. In return for these services, the Fund pays sub-transfer agency fees to such financial intermediaries. Fees incurred with respect to these services are included in transfer and shareholder servicing agent fees in the Consolidated Statement of Operations.
Income Taxes
For federal income tax purposes, the Fund has elected to be treated as a RIC under the Code, and intends to make the required distributions to its shareholders as specified therein. In order to qualify as a RIC, the Fund must meet certain minimum distribution, source-of-income and asset diversification requirements. If such requirements are met, then the Fund is generally required to pay income taxes only on the portion of its taxable income and gains it does not distribute.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

The minimum distribution requirements applicable to RICs require the Fund to distribute to its shareholders at least 90% of its investment company taxable income (“ICTI”), as defined by the Code, each year (the “Annual Distribution Requirement”). ICTI includes non-cash income such as PIK income. Depending on the level of ICTI earned in a tax year, the Fund may choose to carry forward ICTI in excess of current year distributions into the next tax year. Any such carryover ICTI must be distributed before the end of that next tax year through a dividend declared prior to filing the final tax return related to the year which generated such ICTI.
In addition, based on the excise distribution requirements, the Fund is subject to a 4% nondeductible federal excise tax on undistributed income unless the Fund distributes in a timely manner an amount at least equal to the sum of (1) 98% of its ordinary income for each calendar year, (2) 98.2% of capital gain net income (both long-term and short-term) for the one-year period ending October 31 in that calendar year and (3) any income realized, but not distributed, in the preceding year. For this purpose, however, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax is considered to have been distributed. The Fund intends to make sufficient distributions each taxable year to satisfy the excise distribution requirements as reasonably practicable.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing its consolidated financial statements to determine whether the tax positions are “more-likely than not” to be sustained by the applicable tax authority. The OCPC SPV, Barracuda SPV, and CTAC Bedford are disregarded entities for tax purposes and are consolidated with the tax return of the Fund. All penalties and interest associated with income taxes, if any, are included in income tax expense.
Due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Dividends and Distributions to Shareholders of Beneficial Interest
To the extent that the Fund has taxable income available, the Fund intends to make quarterly distributions to its common shareholders. Estimated dividends and distributions to shareholders of beneficial interest will accrue daily based on the day’s income and expense activity. Dividends and distributions to shareholders of beneficial interest are recorded on the record date executed at the pre-dividend reinvestment program NAV per share. The amount to be distributed is determined by the Board of Trustees each quarter and is generally based upon the taxable earnings estimated by management and available cash. Net realized capital gains, if any, are generally distributed at least annually, although the Fund may decide to retain such capital gains for investment.
The Fund has an “opt out” dividend reinvestment plan that provides for reinvestment of dividends and other distributions on behalf of the shareholder, other than those shareholders who have “opted out” of the plan. As a result of adopting the plan, if the Board of Trustees authorizes, and the Fund declares, a cash dividend or distribution, the shareholders who have not elected to “opt out” of the dividend reinvestment plan will have their cash dividends or distributions automatically reinvested in additional shares of the Fund’s shares of beneficial interest, rather than receiving cash. Each registered shareholder may elect to have such shareholder’s dividends and distributions distributed in cash rather than participate in the plan. For any registered shareholder that does not so elect, distributions on such shareholder’s shares will be reinvested by the Transfer Agent, the Fund’s plan administrator, in additional shares. The number of shares to be issued to the shareholder will be determined based on the total dollar amount of the cash distribution payable, net of applicable withholding taxes.
Functional Currency
The functional currency of the Fund is the U.S. Dollar. Investments are generally made in the local currency of the country in which the investments are domiciled and are translated into U.S. Dollars with foreign currency remeasurement gains or losses recorded within net change in unrealized appreciation (depreciation) on investments in the accompanying Consolidated Statement of Operations. Foreign currency remeasurement gains and losses on non-investment assets and liabilities are separately reflected in the accompanying Consolidated Statement of Operations.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

Commitments and Contingencies
ASC Topic 440, Commitments (“ASC 440”)¸ and ASC Topic 450, Loss Contingencies (“ASC 450”), establish accounting and reporting standards for certain commitments and contingencies, respectively. In accordance with ASC 440, material commitments, if any, are disclosed in the accompanying consolidated financial statements (see Note 9, Commitments and Contingencies). A liability is only recorded by the Fund for a commitment if a triggering event occurs which satisfies liability recognition criteria. Liabilities for loss contingencies are recorded when it is probable that a liability has been incurred and can be reasonably estimated.
Recent Accounting Standards Updates
In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, which requires disaggregated disclosures of certain categories of expenses on an annual and interim basis including employee compensation, depreciation, and intangible asset amortization for each income statement line item that contains those expenses. The guidance is effective for annual periods beginning after December 15, 2026 and interim periods beginning after December 15, 2027. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements.
In November 2024, the FASB issued ASU 2024-04, Induced Conversions of Convertible Debt Instruments, which amends ASC 470-20 to clarify the requirements related to accounting for the settlement of a debt instrument as an induced conversion. The amendments are effective for fiscal years and interim periods within fiscal years beginning after December 15, 2025. The Fund does not expect this guidance to have a material impact on its consolidated financial statements.
3. FAIR VALUE MEASUREMENTS
The Fund applies fair value accounting in accordance with the terms of FASB ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 defines fair value as the amount that would be exchanged to sell an asset or transfer a liability in an orderly transfer between market participants at the measurement date. The Fund values securities/instruments traded in active markets on the measurement date by multiplying the bid price of such traded securities/instruments by the quantity of shares or amount of the instrument held. The Fund may also obtain quotes with respect to certain of its investments, such as its securities/instruments traded in active markets and its liquid securities/instruments that are not traded in active markets, from pricing services, brokers, or counterparties (i.e., “consensus pricing”). When doing so, the Adviser determines whether the quote obtained is sufficient according to U.S. GAAP to determine the fair value of the security. The Fund may use the quote obtained or alternative pricing sources may be utilized including valuation techniques typically utilized for illiquid securities/instruments.
The Board of Trustees has designated the Adviser as the Fund’s valuation designee for purposes of Rule 2a-5 under the Investment Company Act to perform the fair value determination of all of the Fund’s assets in accordance with the terms of ASC 820. Securities/instruments that are illiquid or for which the pricing source does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Adviser, does not represent fair value shall each be valued as of the measurement date using all techniques appropriate under the circumstances and for which sufficient data is available. These valuation techniques may vary by investment and include comparable public market valuations, comparable precedent transaction valuations and/or discounted cash flow analyses. The Adviser engages third-party valuation firms to provide independent prices on securities/instruments that are illiquid or for which the pricing source does not provide a valuation. The Adviser’s Valuation Committee (the “Valuation Committee”) reviews the assessments of the third-party valuation firms and provides any recommendations with respect to changes to the fair value of each investment in the portfolio and approves the fair value of each investment in the portfolio in good faith based on the input of the third-party valuation firms. If the Adviser reasonably believes a valuation from an independent valuation firm or pricing vendor is inaccurate or unreliable, the Valuation Committee will consider an “override” of the particular valuation. The Valuation Committee will consider all available information at its disposal prior to making a valuation determination.
All factors that might materially impact the value of an investment are considered, including, but not limited to the assessment of the following factors, as relevant:
•the nature and realizable value of any collateral;

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

•call features, put features and other relevant terms of debt;
•the portfolio company’s leverage and ability to make payments;
•the portfolio company’s public or private credit rating;
•the portfolio company’s actual and expected earnings and discounted cash flow;
•prevailing interest rates and spreads for similar securities and expected volatility in future interest rates;
•the markets in which the portfolio company does business and recent economic and/or market events; and
•comparisons to comparable transactions and publicly traded securities.
Investment performance data utilized are the most recently available financial statements and compliance certificate received from the portfolio companies as of the measurement date which in many cases may reflect a lag in information.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Because of the inherent uncertainty of valuation, these estimated values may differ significantly from the values that would have been reported had a ready market for the investments existed, and it is reasonably possible that the difference could be material.
In addition, changes in the market environment and other events that may occur over the life of the investments may cause the realized gains or losses on investments to be different from the net change in unrealized appreciation or depreciation currently reflected in the consolidated financial statements as of June 30, 2025.
U.S. GAAP establishes a hierarchical disclosure framework which ranks the level of observability of market price inputs used in measuring investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment and the characteristics specific to the investment and state of the marketplace, including the existence and transparency of transactions between market participants. Investments with readily available quoted prices or for which fair value can be measured from quoted prices in active markets generally have a higher degree of market price observability and a lesser degree of judgment applied in determining fair value.
Investments measured and reported at fair value are classified and disclosed based on the observability of inputs used in determination of fair values, as follows:
•Level 1—inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date. Financial instruments in this category generally include unrestricted securities, including equities and derivatives, listed in active markets. The Adviser does not adjust the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.
•Level 2—inputs to the valuation methodology are either directly or indirectly observable as of the reporting date and are those other than quoted prices in active markets. Financial instruments in this category generally include less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities, and certain over-the-counter derivatives where the fair value is based on observable inputs.
•Level 3—inputs to the valuation methodology are unobservable and significant to overall fair value measurement. The inputs into the determination of fair value require significant management judgment or estimation. Financial instruments in this category generally include investments in privately-held entities, non-investment grade residual interests in securitizations, collateralized loan obligations, and certain over-the-counter derivatives where the fair value is based on unobservable inputs.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the overall fair value measurement. The Adviser’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.
Transfers between levels, if any, are recognized at the beginning of the period in which the transfers occur. During the six month period ended June 30, 2025, there were transfers of $16,480,684 into Level 3 and transfers of

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

$20,230,904 out of Level 3. Transfers into and out of Level 3 were primarily due to decreased or increased price transparency, respectively, and are based on the Fund’s policy to determine the fair value hierarchy utilizing available quoted prices in active markets, the bid-ask spread and the liquidity of the investment.
The following table summarizes the Fund’s investments measured at fair value on a recurring basis by the above fair value hierarchy levels as of June 30, 2025:

	As of June 30, 2025
	Level 1	Level 2	Level 3	Total
Assets
Corporate Loans
First Lien Debt	$—	$750,663,029	$3,186,151,507	$3,936,814,536
Second Lien Debt	—	11,688,367	131,170,657	142,859,024
Corporate Bonds
Secured	—	39,677,612	186,368,226	226,045,838
Unsecured	—	12,109,888	66,149,419	78,259,307
Collateralized Loan Obligations	—	—	829,424,693	829,424,693
Asset-Backed Securities	—	—	265,226,491	265,226,491
Preferred Stock	—	—	272,591,427	272,591,427
Common Stock	15,395	—	77,007,605	77,023,000
Warrants	—	—	13,171,922	13,171,922
Money Market Funds	—	—	—	—
Total Investments, at Fair Value	$15,395	$814,138,896	$5,027,261,947	$5,841,416,238
Interest Rate Swaps	$—	$11,509,151	$—	$11,509,151
Forward Foreign Currency Contracts	—	(95,816,916)	—	(95,816,916)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

The changes in the Fund’s investments at fair value for which the Fund has used Level 3 inputs to determine fair value and net change in unrealized appreciation (depreciation) included in earnings for Level 3 investments still held are as follows:

	For the Six Months Ended June 30, 2025
	Corporate Loans		Corporate Bonds		Collateralized Loan Obligations	Asset-Backed Securities	Preferred Stock	Common Stock	Warrants	Total
	First Lien Debt	Second Lien Debt	Secured	Unsecured
Balance, beginning of period	$2,614,482,660	$153,855,316	$166,656,556	$59,990,656	$869,948,916	$267,482,113	$148,108,549	$85,795,406	$15,548,431	$4,381,868,603
Purchases	690,189,120	7,374,182	45,507,315	1,737,019	78,812,817	18,459,389	112,306,305	1,346,914	—	955,733,061
Sales and paydowns	(182,476,829)	(25,904,426)	(33,362,310)	—	(118,334,618)	(20,039,811)	(191,462)	(14,603,457)	(1,994,112)	(396,907,025)
Accretion of discount (premium)	6,492,916	651,400	975,799	29,945	603,914	811,828	315	—	—	9,566,117
Net realized gains (losses)	(108,280)	(1,912,180)	—	—	(215,431)	470,175	—	129,219	1,414,981	(221,516)
Net change in unrealized appreciation (depreciation)	59,930,140	(1,501,635)	6,590,866	4,391,799	(1,390,905)	(1,957,203)	12,367,720	4,339,523	(1,797,378)	80,972,927
Transfers into Level 3	16,480,684	—	—	—	—	—	—	—	—	16,480,684
Transfers out of Level 3	(18,838,904)	(1,392,000)	—	—	—	—	—	—	—	(20,230,904)
Balance, end of period	$3,186,151,507	$131,170,657	$186,368,226	$66,149,419	$829,424,693	$265,226,491	$272,591,427	$77,007,605	$13,171,922	$5,027,261,947
Net change in unrealized appreciation (depreciation) included in earnings related to investments still held at the reporting date	$60,364,189	$(2,576,258)	$6,748,026	$4,391,799	$(7,058,725)	$(2,309,156)	$12,365,965	$4,356,773	$(382,414)	$75,900,199

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

The Fund generally uses the following framework when determining the fair value of investments that are categorized as Level 3:
Investments in debt securities are initially evaluated to determine whether the enterprise value of the portfolio company is greater than the applicable debt. The enterprise value of the portfolio company is estimated using a market approach and an income approach. The market approach utilizes market value (EBITDA) multiples of publicly traded comparable companies and available precedent sales transactions of comparable companies. The Fund carefully considers numerous factors when selecting the appropriate companies whose multiples are used to value its portfolio companies. These factors include, but are not limited to, the type of organization, similarity to the business being valued, relevant risk factors, as well as size, profitability and growth expectations. The income approach typically uses a discounted cash flow analysis of the portfolio company.
Investments in debt securities that do not have sufficient coverage through the enterprise value analysis are valued using an asset approach, which is based on an expected probability of default and discount recovery analysis.
Investments in debt securities with sufficient coverage through the enterprise value analysis are generally valued using a discounted cash flow analysis of the underlying security. Projected cash flows in the discounted cash flow typically represent the relevant security’s contractual interest, fees and principal payments plus the assumption of full principal recovery at the security’s expected maturity date. The discount rate to be used is determined using market-based methodologies. Investments in debt securities may also be valued using consensus pricing.
The fair value of CLOs is estimated based on various valuation models from third-party pricing services. Those analyses consider the current trading activity, position size, liquidity, current financial condition of the CLOs, the third-party financing environment, reinvestment rates, recovery lags, discount rates, and default forecasts. The Fund corroborates quotations from pricing services either with other available pricing data and subsequent or recent trading information. These securities are classified as Level 3.
The fair value of ABS is generally valued by third-party pricing services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. These securities are classified as Level 3.
Investments in equities are generally valued using an income approach, market approach, and/or consensus pricing. The income approach typically uses a discounted cash flow analysis of the portfolio company. The market approach utilizes EBITDA multiples of publicly traded comparable companies and available precedent sales transactions of comparable companies.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table summarizes the quantitative information related to the significant unobservable inputs for Level 3 instruments which are carried at fair value as of June 30, 2025:

	Fair Value as of June 30, 2025	Valuation Techniques	Significant Unobservable Inputs	Range		Weighted Average	Impact to Valuation from Increase in Input
				Low	High
Corporate Loans
First Lien Debt	$2,969,744,535	Income Approach	Discount Rate	7.2%	26.2%	11.0%	Lower
	165,584,041	Consensus Pricing	Indicative Quotes	0.67	100.50	94.56	Higher
	50,822,931	Market Approach	Comparable Multiple	8.50x	12.50x	9.80x	Higher
Second Lien Debt	127,282,657	Income Approach	Discount Rate	10.3%	19.2%	14.7%	Lower
	3,455,500	Consensus Pricing	Indicative Quotes	78.38	94.40	87.13	Higher
	432,500	Asset Approach	N/A	—	—	—	N/A
Corporate Bonds
Secured	186,368,226	Income Approach	Discount Rate	8.1%	27.5%	9.8%	Lower
Unsecured	66,149,419	Income Approach	Discount Rate	8.9%	12.3%	10.4%	Lower
Collateralized Loan Obligations	828,424,390	Consensus Pricing	Indicative Quotes	1.62	102.77	94.56	Higher
	1,000,303	Income Approach	Discount Rate	20.0%	20.0%	20.0%	Lower
Asset-Backed Securities	128,216,503	Income Approach	Discount Rate	3.0%	16.7%	8.5%	Lower
	137,009,988	Consensus Pricing	Indicative Quotes	98.97	76,250.00	22,785.60	Higher
Preferred Stock	266,431,417	Income Approach	Discount Rate	8.8%	24.7%	14.5%	Lower
	6,160,010	Market Approach	Comparable Multiple	9.00x	20.41x	17.20x	Higher
Common Stock	65,827,455	Income Approach	Discount Rate	5.1%	21.5%	21.2%	Lower
	11,180,150	Market Approach	Comparable Multiple	3.15x	21.30x	10.50x	Higher
Warrants	13,171,922	Market Approach	Comparable Multiple	10.00x	15.50x	11.09x	Higher
Total Level 3 Investments	$5,027,261,947
Net Asset Value Valuation
The Fund calculates per share price for the beneficial interests of the Fund on a daily basis (each calculation date herein referred to as the “Valuation Date”). The Fund calculates the per share price based on the net asset value of each Class of shares as of approximately 4:00 P.M. Eastern Time, on each Valuation Date, except in the case of a scheduled early closing of the New York Stock Exchange (the “Exchange”), in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
As the Fund’s valuation designee, the Adviser is responsible for the accuracy, reliability and completeness of any market or fair market valuation determinations made with respect to the Fund’s assets.
4. DERIVATIVE INSTRUMENTS
The Fund uses interest rate swap contracts to seek to mitigate interest rate risk associated with some of the Fund’s fixed rate MRP Shares. The Fund has designated certain interest rate swaps held as fair value hedging instruments. The net change in the fair value of the interest rate swaps and the hedged instruments as it relates to the hedged risks are recorded in interest expense and fees on borrowings in the Consolidated Statement of Operations. The fair value of the interest rate swaps, which is netted against the cash collateral, is recorded in prepaid expenses and other assets and/or other accrued expenses and liabilities, as applicable, in the Consolidated Statement of Assets and Liabilities. The fair value of any interest rate swaps entered into by the Fund and not designated as hedging instruments are recorded as interest rate swaps contracts, at fair value in the Consolidated Statement of Assets and Liabilities. Unrealized gains (losses) are recorded in the Consolidated Statements of Operations as part of the net change in unrealized appreciation (depreciation) on these interest rate swaps contracts. For more details on the fair value measurements of derivative instruments and the Fund’s MRP Shares, please refer to Note 3, Fair Value Measurements, and Note 8, Mandatory Redeemable Preferred Shares.

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Under the terms of its interest rate swap contracts, the Fund is required to pledge assets as collateral to secure its obligations underlying the instruments. The required collateral amount varies over time based on the mark-to-market values, notional amounts and remaining terms of the instruments, which may exceed the amount owed by the Fund on a mark-to-market basis. Any failure by the Fund to fulfill any collateral requirements may result in a default. In the event of a default by the counterparty, the Fund would be an unsecured creditor to the extent of any such overcollateralization.
The table below summarizes the outstanding interest rate swap contracts, which are all designated as hedging instruments, as of June 30, 2025.

As of and for the Six Month Period Ended June 30, 2025
Derivative Contracts	Maturity Date	Pay / Receive (1)	Fixed Rate	Notional Amount	Change in Unrealized Gain / (Loss)	Fair Value
Interest Rate Swap	3/8/2027	Pay Floating / Receive Fixed	3.55%	$75,000,000	$804,587	$(33,587)
Interest Rate Swap	3/7/2029	Pay Floating / Receive Fixed	3.29%	25,000,000	632,172	(104,847)
Interest Rate Swap	9/1/2027	Pay Floating / Receive Fixed	2.79%	75,000,000	1,360,429	(1,070,321)
Interest Rate Swap	9/1/2027	Pay Floating / Receive Fixed	4.07%	25,000,000	314,511	299,875
Interest Rate Swap	11/16/2027	Pay Floating / Receive Fixed	4.36%	50,000,000	635,670	1,003,130
Interest Rate Swap	9/17/2029	Pay Floating / Receive Fixed	4.27%	100,000,000	2,379,630	3,227,168
Interest Rate Swap	9/16/2031	Pay Floating / Receive Fixed	4.21%	100,000,000	3,011,737	3,789,050
Interest Rate Swap	9/9/2030	Pay Floating / Receive Fixed	3.75%	100,000,000	1,465,490	1,465,490
Interest Rate Swap	9/8/2032	Pay Floating / Receive Fixed	3.81%	100,000,000	1,555,446	1,555,446
Interest Rate Swap	4/2/2035	Pay Floating / Receive Fixed	3.89%	100,000,000	1,377,747	1,377,747
Total				750,000,000	13,537,419	11,509,151
Cash Collateral Pledged / (Received) (2)				—	—	—
Total Interest Rate Swaps				$750,000,000	$13,537,419	$11,509,151
(1) The Fund pays floating rate at 3-month Term SOFR on all interest rate swaps held.
(2) As of June 30, 2025, there was no cash collateral available to offset the net fair value of interest rate swaps.
The Fund uses forward foreign currency contracts (“forward contracts”) to seek to mitigate foreign currency risk related to some of the Fund's non-U.S. dollar denominated investments. The fair value of the Fund's investments in the forward contracts was based on the estimated forward contract rates on the estimated settlement dates of the contracts and classified within Level 2 of the fair value hierarchy. Unrealized gains (losses) are recorded in the

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consolidated statements of operations as part of the net change in unrealized appreciation (depreciation) on forward foreign currency contracts. Realized gains (losses) are recorded at the time the forward contract is settled.
The terms of the contracts were as follows:

As of and for the Six Month Period Ended June 30, 2025
Derivative Contracts	Average Daily Notional Amount Outstanding for the Six Months Ended June 30, 2025	Net Realized Gain (Loss)	Change in Unrealized Gain / (Loss)	Net Assets Derivatives Value	Net Liabilities Derivatives Value
Forward Foreign Currency Contracts	$1,118,270,033	$(15,955,554)	$(114,961,163)	$—	$95,816,916
Cash Collateral Pledged / (Received)				—	—
Net amount presented in the Consolidated Statement of Assets and Liabilities				$—	$95,816,916
The Fund is subject to an enforceable master netting agreement with its counterparties. This agreement governs the terms of certain transactions and reduces the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Master netting agreements may not be specific to each different asset type; in such instances, they would allow the party to close out and net its total exposure to a specified counterparty in the event of a default with respect to any and all the transactions governed under a single agreement with the counterparty. Collateral or margin requirements are contract specific for OTC traded derivatives. Although collateral or margin requirements may differ by type of derivative or investment, as applicable, the Fund typically receives cash posted as collateral (with rights of rehypothecation) or agrees to have such collateral posted to a third-party custodian under a tri-party arrangement that enables a party to take control of such collateral in the event of a counterparty default. As of June 30, 2025, the Fund had two counterparties, Macquarie Bank Limited (“Macquarie”) and Goldman Sachs & Co. LLC (“Goldman”).
International Swaps and Derivatives Association (“ISDA”) Agreements govern OTC derivative transactions entered into by the Fund and select counterparties. ISDA Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Under the Fund’s ISDA Agreement for OTC derivative contracts, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty. This requirement is based on the net asset value of the Fund, and a negotiated threshold amount for total exposure of derivatives in a net liability position. Certain of the Fund’s derivative contracts have been transacted pursuant to bilateral agreements with certain counterparties that may require the Fund to terminate the transactions or post additional collateral if the Fund’s net asset value declines below an agreed upon level (a “Trigger Event”). As of June 30, 2025, the aggregate fair value of such derivative contracts executed with Macquarie were in a net liability position of $72,483,140, and no collateral postings were required by the Fund. The aggregate fair value of such derivative contracts executed with Goldman were in a net liability position of $11,824,625 and and no collateral postings were required by the Fund. If a Trigger Event had occurred on June 30, 2025, for contracts in a net liability position where the counterparties are permitted to terminate the open derivative contracts, additional amounts may be required. Since the Commencement of Operations through June 30, 2025, the Fund did not experience any Trigger Events.

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The following table presents the effects of netting arrangements for derivative contracts presented in the Consolidated Statement of Assets and Liabilities as of June 30, 2025.

	Counterparty	Gross Amount of Assets / (Liabilities)	Gross Amount Offset in the Consolidated Statement of Assets and Liabilities	Cash Collateral Pledged / (Received)	Net Amount Presented in the Consolidated Statement of Assets and Liabilities
Assets
Forward foreign currency contracts	Macquarie	$28,838	$(28,838)	$—	$—
Interest rate swap contracts	Macquarie	299,875	(299,875)	—	—
Forward foreign currency contracts	Goldman	—	—	—	—
Interest rate swap contracts	Goldman	12,418,031	—	—	12,418,031	(1)
Total Assets		$12,746,744	$(328,713)	$—	$12,418,031

Liabilities
Forward foreign currency contracts	Macquarie	$(71,603,098)	$28,838	$—	$(71,574,260)
Interest rate swap contracts	Macquarie	(1,208,755)	299,875	—	(908,880)	(1)
Forward foreign currency contracts	Goldman	(24,242,656)	—	—	(24,242,656)
Interest rate swap contracts	Goldman	—	—	—	—
Total Liabilities		$(97,054,509)	$328,713	$—	$(96,725,796)
(1) Interest rate swap contracts are included in the Consolidated Statement of Assets and Liabilities within Prepaid expenses and other assets, if the swaps are assets, and within Other accrued expenses and liabilities, if the swaps are liabilities.
5. RELATED PARTY TRANSACTIONS
Due to Adviser
In the ordinary course of business, the Fund enters, and may continue to enter into transactions in which the Adviser prepays for the Fund’s expenses that may be considered related party transactions. As of June 30, 2025, the Fund does not owe the Adviser for expense reimbursements.
Investment Advisory Agreement
On May 24, 2018, the Fund’s Board of Trustees, including a majority of the trustees who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act (the “Independent Trustees”), approved an investment advisory agreement (the “Original Investment Advisory Agreement”) between the Fund and the OC Private Capital, LLC in accordance with, and on the basis of an evaluation satisfactory to such trustees as required by Section 15(c) of the Investment Company Act.
The Board approved a second amended and restated investment advisory agreement (the "Investment Advisory Agreement"), which became effective on July 1, 2022. Unless terminated earlier, the Investment Advisory Agreement renews automatically for successive annual periods, provided that such continuance is specifically approved at least annually by the vote of the Board of Trustees and by the vote of a majority of the Independent Trustees. The Investment Advisory Agreement will automatically terminate in the event of an assignment and may be terminated by either party without penalty upon at least 60 days’ written notice to the other party. Subject to the overall supervision of the Board of Trustees, the Adviser provides investment advisory services to the Fund. For providing these services, the Adviser receives fees from the Fund consisting of two components—a base management fee and an incentive fee.
The base management fee is calculated at an annual rate of 1.00% of the Fund’s consolidated month-end Managed Assets (such amount not to exceed, in any case, 1.50% of the Fund’s net assets). Managed Assets means the total assets of the Fund (including any assets attributable to any preferred shares that may be issued or to indebtedness) minus the Fund’s liabilities other than liabilities relating to indebtedness.

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The incentive fee is calculated and payable quarterly in arrears based upon the Fund’s pre-incentive fee net investment income for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a “catch-up” feature.
Pursuant to the Investment Advisory Agreement, effective July 1, 2022, the Fund pays its Adviser an incentive fee with respect to its pre-incentive fee net investment income in each calendar quarter as follows:
•no incentive fee based on pre-incentive fee net investment income in any calendar quarter in which its pre-incentive fee net investment income does not exceed the hurdle rate of 1.50%;
•100% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the hurdle rate but is less than or equal to 1.765% (the “catch-up”) is payable to the Adviser if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds the hurdle rate but is less than or equal to 1.765% (7.06% annualized). The “catch-up” provision is intended to provide the Adviser with an incentive fee of 15% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 1.765% of net assets; and
•15% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the “catch-up” will be payable to the Adviser if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds 1.765% (7.06% annualized). As a result, once the hurdle rate is reached and the catch-up is achieved, 15% of all the Fund’s pre-incentive fee net investment income thereafter is allocated to the Adviser.
For the six month period ended June 30, 2025, base management fees were $27,906,226 and incentive fees related to pre-incentive fee net investment income were $32,683,133.
As of June 30, 2025, $4,880,290 and $16,778,080 was included in management fees payable and incentive fees payable, respectively, in the accompanying Consolidated Statement of Assets and Liabilities.
Expense Limitation Agreement
The Adviser and the Fund have entered into the Expense Limitation Agreement under which the Adviser has agreed contractually for a one-year period ending April 30, 2026, with the option to renew annually, to waive its management fee and/or reimburse the Fund’s operating expenses on a monthly basis to the extent that the Fund’s total annualized fund operating expenses in respect of each class (excluding (i) expenses directly related to the costs of making investments, including interest and structuring costs for borrowing and line(s) of credit, taxes, brokerage costs, the Fund’s proportionate share of expenses related to co-investments, litigation and other unusual and infrequent expenses, (ii) Incentive Fees and (iii) any distribution and/or shareholder servicing fees) in respect of the relevant month exceed 2.00% of the month-end net asset value of such class (the “Expense Limitation”). In consideration of the Adviser’s agreement to waive its management fee and/or reimburse the Fund’s operating expenses, the Fund has agreed to repay the Adviser in the amount of any waived management fees and Fund expenses reimbursed of each class subject to the limitation that reimbursement will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser, and (ii) the Adviser reimbursement does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any Adviser reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the Expense Limitation of such class or another expense limitation in place at that time. As of June 30, 2025, there were no remaining amounts subject to reimbursement by the Fund to the Adviser under the agreement. The Adviser does not owe the Fund any amounts for expense reimbursements as of June 30, 2025, and the Adviser did not recapture any previously waived and/or reimbursed amounts during the six month period ended June 30, 2025.
Administration Agreement
On May 28, 2024, the Fund’s Board of Trustees approved an administration agreement (the “Administration Agreement”) between the Fund and the Administrator. Pursuant to the Administration Agreement, the Administrator provides services and receives reimbursements equal to an amount that reimburses the Administrator for its costs and expenses and the Fund’s allocable portion of overhead incurred by the Administrator in performing its obligations under the Administration Agreement, including the Fund’s allocable portion of the compensation paid to or compensatory

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distributions received by the Fund’s officers (including the Principal Financial Officer and Chief Compliance Officer) and any of their respective staff who provide services to the Fund, operations staff who provide services to the Fund, and any internal audit staff, to the extent internal audit performs a role in the Fund’s Sarbanes-Oxley Act of 2002, as amended, internal control assessment. Reimbursement under the Administration Agreement occurs in arrears.
Unless terminated earlier, the Administration Agreement will continue in effect for two years from the approval date and thereafter renew automatically for successive annual periods, provided that such continuance is specifically approved at least annually by (i) the vote of the Board of Trustees or by a majority vote of the outstanding voting securities of the Fund and (ii) the vote of a majority of the Fund’s Trustees. The Administration Agreement may not be assigned by a party without the consent of the other party and may be terminated by either party without penalty upon at least 60 days’ written notice to the other party.
The Fund began incurring administrative service fees effective July 1, 2024. For the six month period ended June 30, 2025, the Fund incurred $1,071,124 in administrative service fees. As of June 30, 2025, $622,055 was unpaid and included in administrative service fees payable in the accompanying Consolidated Statement of Assets and Liabilities.
Board of Trustees
The Fund’s Board of Trustees currently consists of five members, three of whom are Independent Trustees. The Board of Trustees has established an Audit Committee, a Nominating and Governance Committee and an Independent Trustees Committee, the members of each of which consist entirely of the Fund’s Independent Trustees. The Board of Trustees established a Valuation Committee composed of individuals affiliated with the Adviser to oversee the day-to-day procedures. The Board of Trustees may establish additional committees in the future. For the six month period ended June 30, 2025, the Fund incurred $206,476 in fees and expenses associated with its Independent Trustees' services on the Fund's Board of Trustees and its committees. As of June 30, 2025, $110,762 in fees or expenses associated with the Fund’s Independent Trustees were payable.
Shareholder Concentration
Related parties owned approximately 1% of the Fund's total outstanding shares as of June 30, 2025. Related parties may include, but are not limited to, the Adviser and its affiliates, affiliated broker dealers, fund of funds, and directors or employees.
6. RISK FACTORS
Investment Risks
Portfolio Fair Value Risk
Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated OTC secondary market for institutional investors. The Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio valuation process set forth in the Adviser’s and the Fund’s valuation policy. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the U.S. Securities and Exchange Commission (“SEC”).
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

the Adviser about such companies' financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate on a daily basis material information about the Fund's portfolio companies; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities
The Adviser has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Adviser and its affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security; and (ix) prior positions in a borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Adviser.
Loans
The Fund invests in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser can be realized upon liquidation, nor can there be any assurance that any related collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchases if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.
The portfolio may include first lien senior secured, second and third lien loans and any other loans.
Asset-Backed Securities (“ABS”)
ABS are a form of structured debt obligation. In addition to the general risks associated with credit or debt securities discussed herein, ABS are subject to additional risks. While traditional fixed-income securities typically pay a fixed rate of interest until maturity, when the entire principal amount is due, an ABS represents an interest in a pool of

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assets, such as automobile loans, credit card receivables, home loans, solar loans, unsecured consumer loans or student loans, that has been securitized and provides for monthly payments of interest, at a fixed or floating rate, and principal from the cash flow of these assets. This pool of assets (and any related assets of the issuing entity) is the only source of payment for the ABS. The ability of an ABS issuer to make payments on the ABS, and the timing of such payments, is therefore dependent on collections on these underlying assets. The recoveries on the underlying collateral (if any) may not, in some cases, be sufficient to support payments on these securities, which may result in losses to investors in an ABS. In many circumstances, ABS are not secured by an interest in the related collateral. Generally, obligors may prepay the underlying assets in full or in part at any time, subjecting the Fund to prepayment risk related to the ABS it holds. While the expected repayment streams on ABS are determined by the contractual amortization schedules for the underlying assets, an investor’s yield to maturity on an ABS is uncertain and may be reduced by the rate and speed of prepayments of the underlying assets, which may be influenced by a variety of economic, social and other factors. During periods of declining interest rates, prepayment of loans underlying ABS can be expected to accelerate. Accordingly, the Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments. Any prepayments, repurchases, purchases or liquidations of the underlying assets could shorten the average life of the ABS to an extent that cannot be fully predicted.
Collateralized Loan Obligations (“CLOs”)
The Fund invests in CLOs. CLOs are backed by a portfolio of senior secured loans. The Fund’s CLO investments may include senior/mezzanine CLO debt tranches (rated investment grade), mezzanine CLO debt tranches (rated below investment grade or unrated), subordinated CLO equity tranches (unrated), leveraged loans (including warehouse facilities that hold such loans) and vehicles that invest indirectly in CLO securities or leveraged loans. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. However, it is possible that a senior tranche of a CLO could experience losses, particularly in stressed market conditions, due to defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool, increased sensitivity to defaults due to collateral default, market anticipation of defaults and investor aversion to CLO securities as an asset class. In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may be subject to different interpretations and may produce disputes with the issuer or unexpected investment results, especially during times of market stress or volatility. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently.
Securities on a When-Issued or Forward Commitment Basis
The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.

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Covenant-Lite Loans Risk
Some of the loans in which the Fund may invest may be “covenant-lite” loans. “Covenant-lite” loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
Equity Security Risk
Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.
Risks of Foreign Investing
The Fund may make investments in non-U.S. entities, including issuers in emerging markets. The Fund expects that its investment in non-U.S. issuers will be made primarily in securities that are foreign currency denominated. Some non-U.S. securities may be less liquid and more volatile than securities of comparable U.S. issuers.
Real Assets Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) the destruction of real assets, catastrophic events (such as earthquakes, wildfires, floods, hurricanes, tornadoes, man-made disasters, and terrorist acts) and other public crises and relief responses; (iii) changes in environmental, governmental and other regulations; (iv) risks related to local economic conditions, overbuilding and increased competition; (v) increases in property taxes and operating expenses; (vi) changes in zoning laws; (vii) casualty and condemnation losses; (viii) surplus capacity and depletion concerns; (ix) the availability of financing; and (x) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Real Estate Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments of companies in the real estate industry, which has historically experienced substantial price volatility. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

quality may prove to be overly optimistic. The value of securities in this industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Interest Rate Swaps Risk
The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
Corporate Bond Risk
Corporate bonds are debt obligations issued by corporations and other business entities. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Depending on the nature of the seniority provisions, a senior corporate bond may be junior to other credit securities of the issuer. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.
Market Risks
The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, the imposition of tariffs, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of heightened geopolitical tensions (including those between the United States and China, Taiwan and mainland China, Israel and Iran and the Axis of Resistance, and between Ukraine and Russia) or other systemic issues or industry-specific economic disruptions, could lead to disruption, instability and volatility in the global markets. The U.S. government may renegotiate some of its global trade relationships with foreign governments and may impose or threaten to impose significant tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in the U.S. and global investment markets. Unfavorable economic conditions also would be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us.
Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases resulted in negative interest rates.

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U.S. and global markets have also experienced increased volatility as a result of the failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Inflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. Therefore, the income generated by debt investments may not keep pace with inflation. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Furthermore, actions by governments and central banking authorities can result in changes in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, and vice versa, which may adversely impact the Fund and its investments.
Interest Rate Risk
As of June 30, 2025, on a fair value basis, approximately 9.7% of the Fund’s debt investments bear interest at a fixed rate and approximately 90.3% of the Fund’s debt investments bear interest at a floating rate, which primarily are subject to interest rate floors. Interest rates on the investments held within the Fund’s portfolio of investments are typically based on floating SOFR, with many of these investments also having a SOFR floor. Additionally, the Fund’s credit facilities are also subject to floating interest rates and are currently paid based on floating EURIBOR, SOFR and SONIA rates.
General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income and the Fund’s NAV.
The Fund is exposed to medium- to long-term spread duration securities. Longer spread duration securities have a greater adverse price impact to increases in interest rates.
The Adviser regularly measures exposure to interest rate risk. Interest rate risk is assessed on an ongoing basis by comparing the Fund’s interest rate sensitive assets to its interest rate sensitive liabilities. Based on that review, the Adviser determines whether or not any hedging transactions are necessary to mitigate exposure to changes in interest rates.
Payment-in-Kind (“PIK”) Income Risk
The Fund may hold investments that result in PIK interest income or PIK dividends. PIK income creates the risk that incentive fees will be paid to the Adviser based on non-cash accruals that ultimately may not be realized, while the Adviser will be under no obligation to reimburse the Fund for these fees. PIK income may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s taxable income that may require cash distributions to shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. PIK income has the effect of generating investment income at a compounding rate, thereby further increasing the incentive fees payable to the Adviser. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

Unitranche Loans
Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund intends to participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.
Regulatory Risk
Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund, affect the value of its investments and limit the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment practices.
Credit Risk
Credit risk relates to the ability of the borrower under an instrument to make interest and principal payments as they become due. The Fund’s investments in loans and other debt instruments are subject to risk of missing an interest and/or principal payment.
Credit Spread Risk
Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of COVID-19, the impact of heightened geopolitical tensions (including those between the United States and China, Taiwan and mainland China, Israel and Iran and the Axis of Resistance, and between Ukraine and Russia) and other economic disruptions, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.
Prepayment Risk
Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.
Volatility Risk
Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
Equity Risk
Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

Foreign Exchange Rate Risk
Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Currency Hedging Risk
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. Forward foreign currency contracts are marked-to-market at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.
Cybersecurity Risk
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Recent geopolitical tensions may have increased the scale and sophistication of deliberate cyber attacks and other disruptions, particularly from nation-states or entities with nation-state backing. Although the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.
7. BORROWINGS
In accordance with the Investment Company Act, the Fund is currently only allowed to borrow amounts such that its asset coverage, as defined in the Investment Company Act, is at least 300% after such leveraging. As of June 30, 2025, asset coverage (exclusive of preferred equity shares) was 781.5% and asset coverage (inclusive of preferred equity shares) was 393.3%. The Fund’s subsidiaries are parties to the borrowings described below.
JPM Credit Facility
The OCPC SPV closed on the JPM Credit Facility on May 5, 2021, which was most recently amended on June 2, 2025 to increase the maximum principal. The maximum principal amount of the JPM Credit Facility is $1,050,000,000, through financing commitments in tranches of advances (the “Tranche A Financing Commitment” and “Tranche B Financing Commitment”). Amounts available to borrow under the JPM Credit Facility is based on certain advance rates multiplied by the value of the OCPC SPV’s portfolio investments (subject to certain concentration limitations) and net of certain other indebtedness that the OCPC SPV may incur in accordance with the terms of the JPM Credit Facility. Proceeds of the JPM Credit Facility may be used for general corporate purposes, including the funding of portfolio investments. The OCPC SPV may borrow amounts in U.S. dollars or certain other permitted currencies.
The OCPC SPV may borrow amounts under any tranche of the financing commitment, each of which has a maximum principal amount and applicable interest rate. The OCPC SPV also pays an unused commitment fee of 0.40% on undrawn amounts under the JPM Credit Facility and, in respect of each undrawn letter of credit, a fee and interest rate equal to the then-applicable margin under the JPM Credit Facility while the letter of credit is outstanding.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

The table below presents the principal amount and interest rate of each tranche.

Financing Commitment	Maximum Principal Amount	Currency Drawn	Reference Rate	Spread
Tranche A	$750,000,000	USD / Permitted Non-USD	Applicable Benchmark / Base Rate	2.05%
Tranche B	300,000,000	USD	Term SOFR / Applicable Base Rate	2.05%
Total	$1,050,000,000
The reinvestment period under the JPM Credit Facility will terminate on May 5, 2028, and the JPM Credit Facility will mature on May 5, 2029. During the period from May 5, 2028 to May 5, 2029, the OCPC SPV will be obligated to make mandatory prepayments under the JPM Credit Facility out of the proceeds of certain asset sales, other recovery events and equity and debt issuances.
Subject to certain exceptions, the JPM Credit Facility is secured by a first lien security interest in substantially all of the portfolio investments held by the OCPC SPV. The JPM Credit Facility includes customary covenants, including certain financial covenants related to asset coverage, shareholders’ equity and liquidity, certain limitations on the occurrence of additional indebtedness and liens, and other maintenance covenants, as well as usual and customary events of default for senior secured revolving credit facilities of this nature. As of June 30, 2025, the OCPC SPV was in compliance with all covenants and other requirements of the JPM Credit Facility.
The JPM Credit Facility consisted of the following as of June 30, 2025:

	Total Facility	Borrowings Outstanding	Unused Portion (1)	Amount Available (2)
JPM Credit Facility	$1,050,000,000	$566,383,411	$483,616,589	$483,616,589
(1) The Unused Portion is the Total Facility less Borrowings Outstanding, an amount upon which unused commitment fees are based depending on daily spot and contract rates for CAD, EUR and GBP.
(2) The Amount Available for borrowing is based on the computation of collateral to support the borrowings less Borrowings Outstanding, and is subject to compliance with applicable covenants and financial ratios.
As of June 30, 2025, $7,822,991 of interest expense and $674,899 of unused commitment fees and administration fees were included in interest payable on borrowings in the Consolidated Statement of Assets and Liabilities.
During the six month period ended June 30, 2025, the Fund had borrowings on the JPM Credit Facility of $585,856,044 and repayments of $601,950,000. As of June 30, 2025, there were $736,383,411 in borrowings on the JPM Credit Facility outstanding. For the six month period ended June 30, 2025, the weighted average interest rate, inclusive of fees, was 6.48% and the average principal debt outstanding was $561,656,412.
For the six month period ended June 30, 2025, the OCPC SPV incurred $18,306,110 of interest expense, unused commitment fees, and administration fees, and $942,293 of amortization of deferred financing costs.
BofA Credit Facility
The Barracuda SPV closed on the BofA Credit Facility on January 6, 2025. The maximum principal amount of the BofA Credit Facility is $200,000,000. Amounts available to borrow under the BofA Credit Facility are based on certain advance rates multiplied by the value of the Barracuda SPV’s portfolio investments (subject to certain concentration limitations) and net of certain other indebtedness that the Barracuda SPV may incur in accordance with the terms of the BofA Credit Facility. Proceeds of the BofA Credit Facility may be used for general corporate purposes, including the funding of portfolio investments. The Barracuda SPV may borrow amounts in U.S. dollars.
The interest on the outstanding principal balance of the BofA Credit Facility accrues at a per annum rate of SOFR plus 1.30%. The Barracuda SPV also pays an unused commitment fee of 1.30% on undrawn amounts below a minimum threshold of $150,000,000.
The reinvestment period under the BofA Credit Facility will terminate on January 6, 2028 and the BofA Credit Facility will mature on January 8, 2029. During the period from January 6, 2028 to January 8, 2029, the Barracuda SPV

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

will be obligated to make mandatory prepayments under the BofA Credit Facility out of the proceeds of certain asset sales, other recovery events and equity and debt issuances.
Subject to certain exceptions, the BofA Credit Facility is secured by a first lien security interest in substantially all of the portfolio investments held by the Barracuda SPV. The BofA Credit Facility includes customary covenants, including certain financial covenants related to asset coverage, shareholders’ equity and liquidity, certain limitations on the occurrence of additional indebtedness and liens, and other maintenance covenants, as well as usual and customary events of default for senior secured revolving credit facilities of this nature. As of June 30, 2025, the Barracuda SPV was in compliance with all covenants and other requirements of the BofA Credit Facility.
The BofA Credit Facility consisted of the following as of June 30, 2025:

	Total Facility	Borrowings Outstanding	Unused Portion (1)	Amount Available (2)
BofA Credit Facility	$200,000,000	$170,000,000	$30,000,000	$30,000,000
(1) The Unused Portion is the Total Facility less Borrowings Outstanding.
(2) The Amount Available for borrowing is based on the computation of collateral to support the borrowings less Borrowings Outstanding, and is subject to compliance with applicable covenants and financial ratios.
As of June 30, 2025, $1,804,022 of interest expense and $29,435 of unused commitment fees were included in interest payable on borrowings in the Consolidated Statement of Assets and Liabilities.
During the six month period ended June 30, 2025, the Fund had borrowings on the BofA Credit Facility of $170,000,000 and no repayments. As of June 30, 2025, there were $170,000,000 in borrowings on the BofA Credit Facility outstanding. For the six month period ended June 30, 2025, the weighted average interest rate, inclusive of fees, was 5.73% and the average principal debt outstanding was $89,392,265.
For the six month period ended June 30, 2025, the Barracuda SPV incurred $2,575,863 of interest expense and unused commitment fees, and $24,044 of amortization of deferred financing costs.
Axos Note-On-Note Loan
On March 5, 2024, CTAC Bedford entered into a loan and security agreement with Axos Bank for a secured loan with a maximum principal amount of $30,291,471. Concurrently, CTAC Bedford, along with several other co-investors, made mortgage loans in the aggregate maximum principal amount of $140,000,000 to Bedford Beverly B LLC (the “Bedford Loan”), which is developing a 7-story mixed-use building comprised of rental apartment units, parking, and retail spaces in Brooklyn, New York (the “Project”). The Bedford Loan is advanced by CTAC Bedford, and other co-investors, to pay for costs in connection with the construction, development, operation and maintenance of the Project. The Axos Note-on-Note Loan is designed to reimburse CTAC Bedford for its periodic advances of its Bedford Loan to Bedford Beverly B LLC. The Axos Note-on-Note Loan is secured by a first priority security interest in CTAC Bedford’s interest in the Bedford Loan and a pledge by the Fund’s 100% membership interest in CTAC Bedford.
The interest on the outstanding principal balance of the Axos Note-on-Note Loan accrues at a per annum rate equal to the greater of (i) Term SOFR plus 4.50%, and (ii) 8.00%. The Axos Note-on-Note Loan has an initial maturity date of September 2, 2026, with options to extend. For each advance requested by Bedford Beverly B LLC, Axos Bank will advance 66.79% while the remaining 33.21% will be sourced from the Fund and other co-investors.
During the six month period ended June 30, 2025, CTAC Bedford incurred $851,484 of interest expense and $30,059 of amortization of deferred financing costs, which are included in interest expense and fees on borrowings in the Consolidated Statement of Operations. In addition, $166,079 of interest expense was included in interest payable on borrowings in the Consolidated Statement of Assets and Liabilities. As of June 30, 2025, the outstanding balance of the Axos Note-on-Note Loan was $23,364,600. For the six month period ended June 30, 2025, the weighted average interest rate, inclusive of fees, was 8.86% and the average principal debt outstanding was $19,122,574.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

8. MANDATORY REDEEMABLE PREFERRED SHARES
The Fund authorized 11 series of preferred shares, with a $0.001 par value per share and a liquidation preference of $25 per share, classified and designated as Series A Mandatory Redeemable Preferred Shares (the “Series A MRP Shares”), Series B Mandatory Redeemable Preferred Shares (the “Series B MRP Shares”), Series C Mandatory Redeemable Preferred Shares (the “Series C MRP Shares”), Series D Mandatory Redeemable Preferred Shares (the “Series D MRP Shares”), Series E Mandatory Redeemable Preferred Shares (the “Series E MRP Shares”), Series F Mandatory Redeemable Preferred Shares (the “Series F MRP Shares”), Series G Mandatory Redeemable Preferred Shares (the “Series G MRP Shares”), Series H Mandatory Redeemable Preferred Shares (the “Series H MRP Shares”), Series I Mandatory Redeemable Preferred Shares (the “Series I MRP Shares”), Series J Mandatory Redeemable Preferred Shares (the “Series J MRP Shares”), and Series K Mandatory Redeemable Preferred Shares (the “Series K MRP Shares” and together the “MRP Shares”). The table below summarizes the details of the Fund’s MRP Shares.

	Initial Issuance Date	Redemption Date	Dividend Rate	Share Amount	Price Per Share	Total Raise
Series A MRP Shares	3/7/2022 (1)	3/7/2027	3.66%	6,000,000	$25.00	$150,000,000
Series B MRP Shares	3/7/2022 (2)	3/7/2029	3.90%	2,000,000	25.00	50,000,000
Series C MRP Shares	9/1/2022 (3)	9/1/2027	6.00%	4,000,000	25.00	100,000,000
Series D MRP Shares	6/14/2023 (4)	10/2/2026	7.02%	2,000,000	25.00	50,000,000
Series E MRP Shares	6/14/2023 (4)	10/2/2028	7.07%	2,000,000	25.00	50,000,000
Series F MRP Shares	5/16/2024 (5)	11/16/2027	6.55%	2,000,000	25.00	50,000,000
Series G MRP Shares	5/16/2024 (6)	9/17/2029	6.60%	4,000,000	25.00	100,000,000
Series H MRP Shares	5/16/2024 (6)	9/16/2031	6.75%	4,000,000	25.00	100,000,000
Series I MRP Shares	3/20/2025 (7)	9/9/2030	5.84%	4,000,000	25.00	100,000,000
Series J MRP Shares	3/20/2025 (7)	9/8/2032	6.00%	4,000,000	25.00	100,000,000
Series K MRP Shares	3/20/2025 (8)	4/2/2035	6.11%	4,000,000	25.00	100,000,000
Total						$950,000,000
(1)$38,000,000 funded on March 7, 2022 and $112,000,000 funded on May 11, 2022.
(2)$12,000,000 funded on March 7, 2022 and $38,000,000 funded on May 11, 2022.
(3)$75,000,000 funded on September 1, 2022 and $25,000,000 funded on November 9, 2022.
(4)Funded on October 2, 2023.
(5)Funded on November 18, 2024.
(6)Funded on September 16, 2024.
(7)Fully unfunded on June 30, 2025. Required funding date is September 8, 2025.
(8)Funded on April 2, 2025.
Each holder of MRP Shares is entitled to a liquidation preference of $25.00 per share (the “Liquidation Value”), plus an amount equal to all accumulated and unpaid dividends thereon (whether or not earned or declared but without interest) to the date payment of such distribution is made in full. With respect to distributions, including the payment of dividends and distribution of the Fund’s assets upon dissolution, liquidation or winding up, the MRP Shares are senior to all other classes and series of common shares of beneficial interest and rank on parity with any other preferred shares.
The holders of MRP Shares are entitled to receive quarterly cumulative cash dividends, at the rate per annum equal to the Dividend Rate of each series of MRP Shares, with certain adjustments for changes in a series' rating (collectively, the “Applicable Rate”). Dividends on MRP Shares accumulate from and include the original issue date. Dividends on the MRP Shares are accrued daily, payable quarterly, and are included in Interest expense and fees on borrowings on the Consolidated Statement of Operations. For the six month period ended June 30, 2025, $19,963,529 of dividend expense was included in interest expense and fees on borrowings on the Consolidated Statement of Operations. Costs incurred in connection with the issuance of the MRP Shares are being amortized to expense over the life of each series of MRP Shares. For the six month period ended June 30, 2025, the Fund recorded $725,829 of amortization of deferred issuance costs related to the MRP Shares.
The Fund entered into interest rate swap contracts to better align the interest rates of its MRP Shares with the Fund’s investment portfolio, which consists of predominately floating rate loans. The notional amount of the interest

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

rate swaps are $750,000,000 and match the applicable maturity dates; see Note 4, Derivative Instruments, for MRP Shares hedging details.
The table below summarizes the swap adjusted interest expense for the six month period ended June 30, 2025, which is included as a component of interest expense and fees on borrowings in the Consolidated Statement of Operations.

For the Six Month Period Ended June 30, 2025
Dividends paid on MRP Shares	$19,963,529
Amortization of deferred financing costs	725,829
Net proceeds paid (received) from interest rate swaps designated as a hedge	1,354,250
Fair value change difference between (a) interest rate swaps while designated as a hedge and (b) the hedged risk on the MRP Shares	67,411
Swap adjusted interest expense on MRP Shares	$22,111,019
The MRP Shares are recorded net of unamortized deferred issuance costs and included as a liability on the Consolidated Statement of Assets and Liabilities. As of June 30, 2025, the carrying value of the MRP Shares was $747,868,343. The table below summarizes the components of the carrying value of the MRP Shares.

As of June 30, 2025
Liquidation preference (1)	$750,000,000
Less: Unamortized deferred issuance costs	(5,107,686)
Plus: Hedge basis adjustment	2,976,029
Carrying value of MRP Shares	$747,868,343

(1) Based on outstanding funded MRP Shares as of the period end.
The outstanding shares of MRP Shares are subject to redemption at any time by notice of such redemption on a date selected by the Fund for such redemption (the “Redemption Date”). If the Fund elects to cause the redemption of the MRP Shares, each MRP Share will be redeemed for a price equal to 100% of such share’s Liquidation Value, plus an amount equal to accumulated but unpaid dividends and other distributions on the MRP Shares (whether or not earned or declared by the Fund, but excluding interest thereon), to, but excluding, the Redemption Date, plus the amount equal to the excess, if any, of the discounted value of the remaining scheduled payments with respect to the Liquidation Value of such MRP Share over the amount of such Liquidation Value; provided, however, the Fund may, at its option (i) redeem the MRP Shares within 90 days prior to the Term Redemption Date of each series of MRP Shares, at the Liquidation Value plus accumulated but unpaid dividends and distributions thereon (whether or not earned or declared by the Fund, but excluding interest thereon) to, but excluding the Term Redemption Date.
The MRP Shares are not convertible into any other class or series of shares. Except for matters which do not require the vote of holders of MRP Shares under the Investment Company Act and except as otherwise provided in the Fund's Declaration of Trust or bylaws, or as otherwise required by applicable law, each holder of MRP Shares shall be entitled to one vote for each MRP Share held on each matter submitted to a vote of shareholders of the Fund, and holders of outstanding preferred shares and common shares shall vote together as a single class on all matters submitted to shareholders. However, the holders of outstanding preferred shares shall be entitled, as a class, to the exclusion of the holders of shares of all other classes of beneficial interests of the Fund, to elect two Trustees of the Fund at all times. In addition, the holders of the outstanding preferred shares and common shares, voting together as a single class, shall elect the balance of the Trustees. However, the number of Trustees constituting the Board shall automatically increase by the smallest number that, when added to the two Trustees elected exclusively by the holders of outstanding preferred shares would constitute a majority of the Board as so increased by such smallest number, and the holders of preferred shares shall be entitled, voting as a class on a one vote per share basis (to the exclusion of the holders of all other securities and classes of shares of the Fund), to elect such smallest number of additional Trustees, together with the two Trustees that such holders are in any event entitled to elect if: (i) at the close of business on any dividend payment date accumulated dividends (whether or not earned or declared) on preferred shares equal to at least two full years’ dividends shall be due and unpaid; or (ii) if at any time holders of any shares of preferred shares are entitled under the Investment Company Act, to elect a majority of the Trustees of the Fund.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

9. COMMITMENTS AND CONTINGENCIES
As of June 30, 2025, the Fund had unfunded commitments to fund delayed draw and revolving debt of $416,107,688 and $110,950,572, respectively, along with equity investments of $5,839,273. The fair value of the unfunded positions is included in the investments at fair value on the Consolidated Statement of Assets and Liabilities.

Investments	Type	Footnote	Unused Rate	Par / Principal Amount	Fair Value
1251 Insurance Distribution Platform Payco, LP	Revolver		0.50%	$2,060,241	$(21,593)
222 North Miami, LLC	Delayed Draw		—%	1,149,512	—
520 Mezz Owner 2, LLC	Delayed Draw		—%	6,525,885	—
AAH Topco, LLC	Delayed Draw		1.00%	980,392	(8,849)
ADPD Holdings, LLC	Delayed Draw		1.00%	1,124,357	(84,429)
Advanced Web Technologies Holding Company	Revolver		0.50%	705,040	(3,426)
Advanced Web Technologies Holding Company	Delayed Draw		1.00%	1,368,700	(6,652)
Alpine Acquisition Corp. II	Revolver		0.50%	694,571	(280,255)
AmpersCap LLC	Delayed Draw		1.00%	11,538,462	(131,400)
AP Plastics Acquisition Holdings, LLC	Revolver		0.50%	220,327	(1,575)
AP Plastics Acquisition Holdings, LLC	Delayed Draw		1.00%	579,784	(4,144)
Apex Companies Holdings, LLC	Delayed Draw		1.00%	4,071,013	(13,996)
Applied Technical Services, LLC	Revolver		0.50%	2,268,052	(14,823)
Applied Technical Services, LLC	Delayed Draw		2.00%	680,416	(4,447)
Applied Technical Services, LLC	Delayed Draw		1.00%	1,260,029	(8,235)
Appriss Health, LLC	Revolver		0.50%	964,938	(2,063)
Artifact Bidco, Inc.	Revolver		0.35%	3,078,818	—
Artifact Bidco, Inc.	Delayed Draw		0.50%	4,310,345	43,103
Ascend Buyer, LLC	Revolver		0.50%	2,448,063	(14,776)
Associations, Inc.	Revolver		0.50%	298,821	—
Associations, Inc.	Delayed Draw		—%	2,041,373	10,207
Athlete Buyer, LLC	Revolver		0.50%	568,887	(31,004)
Athlete Buyer, LLC	Delayed Draw		1.00%	10,785,892	(587,831)
Atlas US Finco, Inc.	Revolver		0.50%	1,739,831	(8,699)
AuditBoard, Inc.	Revolver		0.50%	2,857,143	(24,990)
AuditBoard, Inc.	Delayed Draw		—%	7,142,857	(62,475)
Azurite Intermediate Holdings, Inc.	Revolver		0.50%	2,384,937	—
Bedford Beverly B, LLC	Delayed Draw		—%	10,371,786	—
Bianalisi S.p.A.	Delayed Draw	(1)	1.25%	13,062,503	(293,906)
Big Bus Tours Group Limited	Delayed Draw		1.50%	3,170,509	(79,263)
Bingo Group Buyer, Inc.	Revolver		0.50%	993,443	(119)
Bingo Group Buyer, Inc.	Delayed Draw		0.75%	2,303,279	(275)
Birsa S.p.A.	Delayed Draw	(1)	1.25%	14,947,379	(261,579)
BradyPLUS Holdings, LLC	Delayed Draw		1.00%	522,892	1,348
Bullhorn, Inc.	Revolver		0.50%	1,382,567	(16,342)
Bullhorn, Inc.	Delayed Draw		0.50%	3,114,833	(36,818)
Celerion Buyer, Inc.	Revolver		0.50%	124,680	—
Celerion Buyer, Inc.	Delayed Draw		1.00%	249,361	1,247
Cliffwater LLC	Revolver		0.50%	2,598,641	—
Clydesdale Acquisition Holdings, Inc.	Delayed Draw		—%	150,000	(666)
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw		0.50%	24,714,816	(308,935)
Coupa Holdings, LLC	Revolver		0.50%	442,913	—
Coupa Holdings, LLC	Delayed Draw		1.00%	578,450	2,892
CST Holding Company	Revolver		0.50%	235,110	1,368
Dance Midco S.a.r.l.	Delayed Draw	(1)	1.00%	14,494,504	(181,181)
Denali Midco 2, LLC	Delayed Draw		2.00%	11,682,833	(77,855)
Diligent Corporation	Revolver		0.50%	3,181,771	—
Diligent Corporation	Delayed Draw		1.00%	5,159,629	6,162
Dwyer Instruments, Inc.	Revolver		0.50%	4,660,829	—
Dwyer Instruments, Inc.	Delayed Draw		1.00%	2,842,351	—

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

Investments	Type	Footnote	Unused Rate	Par / Principal Amount	Fair Value
Einstein Parent, Inc.	Revolver		0.50%	4,712,806	(163,398)
Ellkay, LLC	Revolver		0.50%	1,071,390	—
Enkindle Ltd.	Delayed Draw	(1)	1.00%	11,335,884	(340,077)
Enverus Holdings, Inc.	Revolver		0.50%	1,378,953	(10,342)
Enverus Holdings, Inc.	Delayed Draw		1.00%	371,197	(2,784)
Espresso Bidco Inc.	Revolver		0.50%	2,854,060	(27,129)
Espresso Bidco Inc.	Delayed Draw		0.50%	6,421,634	(61,040)
Essential Services Holding Corp.	Revolver		0.50%	3,271,488	(18,590)
Essential Services Holding Corp.	Delayed Draw		1.00%	5,948,000	(33,799)
Excel Fitness Holdings, Inc.	Revolver		0.50%	890,625	(3,813)
Excel Fitness Holdings, Inc.	Delayed Draw		1.00%	1,868,904	—
Excelitas Technologies Corp.	Revolver		0.38%	1,940,288	—
Excelitas Technologies Corp.	Delayed Draw		1.00%	7,411,171	—
Finastra USA, Inc.	Revolver		0.50%	3,013,130	37,664
Galileo Parent, Inc.	Revolver		0.50%	2,474,472	(16,880)
Greenhouse Software, Inc.	Revolver		0.50%	801,961	—
GS AcquisitionCo, Inc.	Revolver		0.50%	604,572	—
GS AcquisitionCo, Inc.	Delayed Draw		1.00%	294,415	—
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC	Delayed Draw		0.50%	15,652,174	(235,271)
Gymspa SAS	Delayed Draw	(1)	1.80%	1,630,457	(48,914)
Hadrian Acquisition Limited	Delayed Draw	(1)	2.33%	10,947,178	54,736
Heartland Home Services, Inc.	Revolver		0.50%	446,804	(15,374)
Hercules Borrower, LLC	Revolver		0.50%	719,954	—
Holding Argon	Delayed Draw	(1)	1.00%	14,884,390	(186,055)
Hoosier Intermediate, LLC	Revolver		0.50%	1,800,000	(13,207)
HS Spa Holdings Inc.	Revolver		0.50%	977,531	—
IceFall Parent, Inc.	Revolver		0.38%	1,239,874	(186)
iCIMS, Inc.	Revolver		0.50%	2,072,647	(44,628)
IG Investment Holdings, LLC	Revolver		0.50%	324,687	—
IQN Holding Corp.	Revolver		0.38%	130,379	—
Janney Montgomery Scott, LLC	Delayed Draw		1.63%	928,571	3,482
L Catterton Direct Lending Fund Rated Feeder LP	Delayed Draw		—%	28,504,944	(298,731)
LDS Intermediate Holdings LLC	Revolver		0.50%	4,155,125	(24,993)
LDS Intermediate Holdings LLC	Delayed Draw		1.00%	5,540,166	(33,324)
Material Holdings, LLC	Revolver		—%	143,862	—
Maverick Acquisition, Inc.	Delayed Draw		1.00%	67,009	—
Medical Manufacturing Technologies, LLC	Revolver		0.50%	2,603,322	—
Medical Manufacturing Technologies, LLC	Delayed Draw		1.00%	1,416,391	(14,164)
Minerva Bidco Ltd.	Delayed Draw	(1)	1.75%	5,744,306	(143,608)
Monarch Buyer, Inc.	Revolver		0.50%	3,246,136	(32,461)
Monarch Buyer, Inc.	Delayed Draw		0.50%	7,213,636	(72,136)
NEFCO Holding Company, LLC	Revolver		0.50%	2,898,572	(3,184)
NEFCO Holding Company, LLC	Delayed Draw		1.00%	1,550,942	(1,704)
North Haven Fairway Buyer, LLC	Delayed Draw		1.00%	5,792,563	(55,987)
North Haven Fairway Buyer, LLC	Revolver		0.50%	1,099,133	(10,623)
Nuzoa Bidco, S.L.U.	Delayed Draw	(1)	1.25%	3,394,505	(67,890)
Oak Purchaser, Inc.	Revolver		0.50%	467,102	(6,111)
OnePoint SAS	Delayed Draw	(1)	2.27%	10,172,666	(76,294)
Optimizely North America, Inc.	Revolver		0.50%	1,022,727	(3,609)
Oranje Holdco, Inc.	Revolver		0.50%	754,870	—
Orthrus Ltd.	Delayed Draw	(1)	0.50%	5,159,290	(64,491)
PAM Bidco Ltd.	Delayed Draw	(1)	3.23%	3,332,292	(33,323)
PAM Bidco Ltd.	Delayed Draw	(1)	2.19%	11,409,156	(142,614)
PDI TA Holdings, Inc.	Revolver		0.50%	1,390,244	(12,221)

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

Investments	Type	Footnote	Unused Rate	Par / Principal Amount	Fair Value
Pestco Intermediate, LLC	Revolver		0.50%	441,963	—
Pestco Intermediate, LLC	Delayed Draw		1.00%	1,223,207	(10,866)
PF Atlantic Holdco 2, LLC	Revolver		0.50%	1,724,093	—
PF Atlantic Holdco 2, LLC	Delayed Draw		1.00%	8,490,393	42,452
Portugal Street East Limited	Delayed Draw	(1)	2.00%	11,181,025	—
Pound Bidco, Inc.	Revolver		0.50%	835,963	(3,341)
Pound Bidco, Inc.	Delayed Draw		—%	2,278,493	(9,107)
PPV Intermediate Holdings, LLC	Delayed Draw		1.00%	7,900,621	(10,748)
Propio LS, LLC	Revolver		0.50%	81,454	(815)
PXO Holdings I Corp.	Revolver		0.50%	1,084,588	(22,945)
QBS Parent, Inc.	Revolver		0.50%	5,227,239	(19,074)
QBS Parent, Inc.	Delayed Draw		—%	5,287,779	(26,439)
Radwell Parent LLC	Revolver		0.38%	976,741	(10,683)
Radwell Parent LLC	Delayed Draw		0.50%	1,979,376	(21,649)
Raven Acquisition Holdings, LLC	Delayed Draw		—%	555,533	(694)
RFS OpCo, LLC	Delayed Draw		—%	3,034,682	(15,173)
Rialto Management Group, LLC	Revolver		0.50%	541,401	(3,235)
Rome Bidco Ltd.	Delayed Draw	(1)	2.71%	799,602	35,182
Rotation Buyer, LLC	Revolver		0.50%	581,426	(6,854)
Rotation Buyer, LLC	Delayed Draw		1.00%	1,692,445	(19,951)
Santiago Holdings, LP	Equity		—%	180,940	(24,753)
Savor Acquisition, Inc.	Delayed Draw		—%	258,621	1,373
SCP Eye Care HoldCo, LLC	Revolver		0.50%	18,813	—
SCP Eye Care HoldCo, LLC	Delayed Draw		1.00%	1,017,169	—
Seahawk Bidco, LLC	Revolver		0.50%	3,499,006	(15,828)
Seahawk Bidco, LLC	Delayed Draw		1.00%	6,793,903	(30,733)
Sigma Irish AcquiCo Ltd.	Delayed Draw		0.50%	5,734,957	(100,362)
Smarsh, Inc.	Revolver		0.50%	438,766	—
Smarsh, Inc.	Delayed Draw		1.00%	1,020,380	4,579
Speedstar Holding, LLC	Delayed Draw		1.00%	1,313,635	(39,345)
Spotless Brands, LLC	Revolver		0.50%	438,413	—
Spotless Brands, LLC	Delayed Draw		1.00%	7,797,045	(61)
Tank Holding Corp.	Revolver		0.38%	1,655,172	(51,531)
The Chartis Group, LLC	Revolver		0.50%	4,780,030	(26,256)
The Chartis Group, LLC	Delayed Draw		1.00%	9,560,060	(52,511)
Total Power Limited	Revolver	(1)	0.50%	1,713,481	(23,515)
Total Power Limited	Delayed Draw	(1)	0.50%	1,513,406	(20,769)
Tufin Software North America, Inc.	Revolver		0.50%	3,100,397	(16,436)
United Flow Technologies Intermediate Holdco II, LLC	Revolver		0.50%	1,117,318	(5,761)
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw		1.00%	29,050	(150)
Vensure Employer Services, Inc.	Delayed Draw		0.50%	6,836,609	—
Wineshipping.com, LLC	Revolver		0.50%	238,342	(51,882)
Wineshipping.com, LLC	Delayed Draw		—%	1,844,305	(401,462)
YLG Holdings, Inc.	Revolver		0.50%	39,629	—
YLG Holdings, Inc.	Delayed Draw		0.50%	49,409	98
Zippy Shell Incorporated	Equity	(3)	—%	5,658,333	(113,496)
Unfunded Commitments Total				$532,897,533	$(5,802,088)
(1) Par / Principal Amount is converted to USD using the applicable exchange rate of approximately: 1.36 for USD/CAD, 0.85 for USD/EUR, or 0.73 for USD/GBP.
(2) Par / Principal Amount is based on the issuance price of $1.00 per share.
(3) Par / Principal Amount is based on the issuance price of $56.34 per share.
The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered to be remote.
10. SHARES OF BENEFICIAL INTEREST
The following table summarizes transactions in shares of beneficial interest during the six month period ended June 30, 2025 and the year ended December 31, 2024:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
CLASS A
Sold	7,048,212	$59,259,863	11,718,717	$100,030,209
Dividends and/or distributions reinvested	694,337	5,828,221	1,007,297	8,592,298
Repurchased	(550,622)	(4,597,810)	(681,063)	(5,804,834)
Net increase (decrease)	7,191,927	$60,490,274	12,044,951	$102,817,673
CLASS I
Sold	15,046,789	$127,546,454	27,024,041	$231,584,402
Dividends and/or distributions reinvested	1,208,034	10,182,967	2,340,119	20,041,556
Repurchased	(25,152,994)	(210,450,123)	(8,731,567)	(74,839,906)
Net increase (decrease)	(8,898,171)	$(72,720,702)	20,632,593	$176,786,052
CLASS L
Sold	—	$—	—	$—
Dividends and/or distributions reinvested	2,475	20,761	5,745	48,978
Repurchased	—	—	—	—
Net increase (decrease)	2,475	$20,761	5,745	$48,978
CLASS M
Sold	9,778,130	$82,760,162	12,394,397	$106,222,346
Dividends and/or distributions reinvested	746,855	6,298,633	1,121,274	9,605,281
Repurchased	(337,881)	(2,848,719)	(1,904,404)	(16,352,449)
Net increase (decrease)	10,187,104	$86,210,076	11,611,267	$99,475,178
CLASS N
Sold	44,192,528	$372,131,215	88,530,878	$755,069,657
Dividends and/or distributions reinvested	4,102,528	34,417,236	7,279,632	62,052,101
Repurchased	(14,775,103)	(123,449,654)	(23,834,720)	(203,128,445)
Net increase (decrease)	33,519,953	$283,098,797	71,975,790	$613,993,313
CLASS U
Sold	17,631,887	$149,282,991	34,595,028	$296,794,524
Dividends and/or distributions reinvested	2,454,752	20,715,144	3,739,575	32,060,372
Repurchased	(2,748,760)	(23,080,087)	(1,695,617)	(14,554,386)
Net increase (decrease)	17,337,879	$146,918,048	36,638,986	$314,300,510
CLASS Y
Sold	597	$5,000	585	$5,000
Dividends and/or distributions reinvested	1,690	14,188	3,393	28,946
Repurchased	—	—	—	—
Net increase (decrease)	2,287	$19,188	3,978	$33,946
The Fund has the authority to issue unlimited shares of beneficial interest of each class, $0.001 per share par value. The Fund's shares are offered on a daily basis, and subject to applicable law, the Fund will conduct quarterly repurchase offers for between 5% and 25% of the Fund's outstanding common shares of beneficial interest (“Shares”) at NAV. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased; however, the Fund may, but is not required to, repurchase an additional amount of Shares, not to exceed 2% of its outstanding Shares on

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

the expiration of the repurchase offer. The Fund does not currently intend to list its Shares for trading on any national securities exchange.
The following table summarizes the share repurchases completed during the six month period ended June 30, 2025:

Repurchase Pricing Date (1)	Shares Repurchased	Purchase Price per Share	Aggregate Consideration for Repurchased Shares	Size of Repurchase Offer	% of Outstanding Shares Offered to be Repurchased	% of Outstanding Shares Repurchased(2)
January 10, 2025	7,868,244	$8.53	$67,120,866	23,574,588	5.00%	1.67%
April 8, 2025	35,149,397	8.33	292,710,625	25,862,002	5.00%	6.80%
Total	43,017,641		$359,831,491
(1) Quarterly repurchases offered by the Fund occur in the months of January, April, July and October. Please refer to Note 14, Subsequent Events, for repurchases completed subsequent to the six month period ended June 30, 2025.
(2) The repurchase offer for April 8, 2025 was oversubscribed and the Fund elected to repurchase the full amount requested by shareholders.
11. SEGMENT REPORTING
The Fund operates through a single operating and reporting segment with an investment objective to produce current income. The Fund seeks to achieve its investment objective by opportunistically allocating its assets across a wide range of credit strategies. The chief operating decision maker (“CODM”) is the Fund’s Principal Executive Officer. The CODM assesses the performance of the Fund and makes operating decisions on a consolidated basis, primarily based on the Fund’s Net Increase in Net Assets Resulting from Operations (“Net Income”) as reported on the accompanying Consolidated Statement of Operations. The CODM utilizes Net Income as a key metric in determining the amount of dividends to be distributed to the Fund’s shareholders, implementing investment policy decisions, strategic initiatives, and managing and assessing the Fund’s portfolio. The CODM assesses performance for the segment and determines how to allocate resources based on Net Income. As the Fund’s operations comprise of a single reporting segment, the segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as Total assets and the significant segment expenses are listed on the accompanying Consolidated Statement of Operations.
12. LITIGATION
The Fund may become party to certain lawsuits in the ordinary course of business. The Fund does not believe that the outcome of current matters, if any, will materially impact the Fund or its consolidated financial statements. As of June 30, 2025, the Fund was not subject to any material legal proceedings, nor, to the Fund’s knowledge, is any material legal proceeding threatened against the Fund.
In addition, portfolio investments of the Fund could be the subject of litigation or regulatory investigations in the ordinary course of business. The Fund does not believe that the outcome of any current contingent liabilities of its portfolio investments, if any, will materially affect the Fund or these consolidated financial statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

13. TAX
The Fund has not recorded a liability for any uncertain tax positions pursuant to the provisions of ASC 740, Income Taxes, as of June 30, 2025.
In the normal course of business, the Fund is subject to examination by federal and certain state, local and foreign tax regulators. As of June 30, 2025, the Fund had filed tax returns and therefore is subject to examination.
The Fund’s taxable income for each period is an estimate and will not be finally determined until the Fund files its tax return for each year. Therefore, the final taxable income, and the taxable income earned in each period and carried forward for distribution in the following period, may be different than this estimate. For the six month period ended June 30, 2025 the Fund made distributions of $182,767,030, in which the final tax character of income will be determined at year end.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the partnerships and non-deductible expenses adjustments.

For the Period Ended June 30, 2025
Federal tax cost of securities	$5,813,957,863
Gross unrealized appreciation	160,128,353
Gross unrealized depreciation	(132,669,978)
Net unrealized appreciation (depreciation)	$27,458,375

14. SUBSEQUENT EVENTS
Subsequent events have been evaluated through the date the consolidated financial statements were issued. There have been no subsequent events that require recognition or disclosure through the date the consolidated financial statements were issued, except as disclosed below.
The Fund commenced a quarterly repurchase offer beginning on May 27, 2025 and ending on July 8, 2025 (the “Repurchase Pricing Date”). The following table summarizes the share repurchases completed following the Repurchase Pricing Date.

Repurchase Pricing Date	Shares Repurchased	Purchase Price per Share	Aggregate Consideration for Repurchased Shares	Size of Repurchase Offer	% of Outstanding Shares Offered to be Repurchased	% of Outstanding Shares Repurchased
July 8, 2025	23,404,023	$8.39	$196,408,595	26,542,431	5.00%	4.41%

OTHER INFORMATION (Unaudited)
Approval of Investment Advisory Agreement
In connection with the Independent Trustees’ approval to renew the Advisory Agreement for a one-year period, the Independent Trustees considered, among other things, the nature, extent and quality of the investment selection process employed by the Adviser, including the flow of transaction opportunities resulting from the significant capital markets, trading and research expertise of the Adviser’s investment professionals, the employment of the Adviser’s investment philosophy, diligence procedures, investment selection process and ongoing monitoring of portfolio companies, in light of the investment objective of the Fund. The Independent Trustees also considered the Adviser’s key personnel and their background and prior experience in connection with the types of investments made by the Fund. The Independent Trustees determined that the background and experience of the management team and access to the Carlyle Global Credit platform, including through agreements to which the Adviser is a party, were suitable and appropriate for achieving the investment objective of the Fund. The Independent Trustees further determined that the Adviser is served by a team of investment professionals with extensive investment experience in private credit and leveraged finance market, as well as an extensive network of relationships with financial sponsors. In addition, the Independent Trustees considered the fact that they retain the ability to terminate the Advisory Agreement without penalty upon 60 days’ written notice to the Adviser.
The Independent Trustees considered the investment performance of the Fund, which is provided to the Independent Trustees on a regular basis, as compared to the performance of other funds included in the group of peer funds (the “Peer Group”) in the Adviser’s presentation. The Independent Trustees also considered the operating expenses of the Fund compared to the Peer Group listed in the Adviser’s presentation.
In addition, based on information provided by the Adviser, including the Adviser’s responses to a detailed series of questions, the Independent Trustees considered the Adviser’s performance in providing services related to corporate operations, including preparation and filing of various reports, maintenance of general organizational and corporate records and accounts, administration of the affairs of the Fund, including relationships with the Fund’s various service providers, and compliance with applicable laws and regulations.
The Independent Trustees considered the other terms and conditions of the Advisory Agreement. The Independent Trustees determined that the substantive terms of the Advisory Agreement (other than the fees payable thereunder, which the Independent Trustees reviewed separately), including the services to be provided, are generally similar to those of comparable funds described in the available market data and that it would be difficult to obtain similar services of similar quality on a comparable basis from other third-party service providers or through an internally managed structure.
The Independent Trustees considered comparative data based on publicly available information with respect to services rendered and the advisory fee of the other funds in the Peer Group. Based upon its review, the Independent Trustees noted that the actual base management fee paid under the Advisory Agreement is at the lower end of the range, as compared to the fees paid under the agreements of the Peer Group described in the available market data. They also noted that while the Fund’s actual base management fee rate was lower than the average of the Peer Group during the relevant period, the Fund’s actual overall fee rate, including incentive fees, was higher than the average of the Peer Group. In addition, the Independent Trustees considered the Fund’s total expenses.
The Independent Trustees considered the extent to which economies of scale may be realized as the Fund grows. The Independent Trustees also considered the potential economies of scale in which the Fund may share, to the extent that the Carlyle Global Credit platform as a whole continues to grow.
The Independent Trustees considered the Adviser’s allocation of direct and indirect expenses to the Fund. Having considered the Adviser’s analysis of these expenses, the Independent Trustees determined expenses were reasonably allocated to the Fund.
The Independent Trustees considered the profitability of the Adviser and noted that such information was based, in particular, on the fact that the management fee payable to the Adviser by the Fund is at the annual rate of 1.00%, of the month-end value of the Fund’s managed assets (and in any case no more than 1.50% of net assets).

They further noted that market data regarding the detailed expenses and profitability of investment advisers to other funds in the Peer Group, and that the methodologies by which such advisers calculated their profitability, were generally not publicly available.
The Independent Trustees considered whether there was potential for additional benefits.
The Independent Trustees considered the interests of senior management and concluded that the judgment and performance of senior management were not impaired by those interests.
In view of the wide variety of factors that the Independent Trustees considered in connection with its evaluation of the Advisory Agreement, the Independent Trustees determined that it was not practical to quantify, rank or otherwise assign relative weights to the specific factors it considered in reaching its decision. The Independent Trustees did not undertake to make any specific determination as to whether any particular factor, or any aspect of any particular factor, was favorable or unfavorable to the ultimate determination of the Board. Rather, the Independent Trustees based their determination on the totality of information presented to, and the investigation conducted by, them. In considering the factors discussed above, the Independent Trustees noted that individual Trustees may give different weights to different factors.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO SCHEDULES OF INVESTMENTS (Unaudited)
The Fund has adopted Portfolio Proxy Voting Policies and Guidelines whereby it has delegated the responsibility for voting proxies relating to portfolio securities held by the Fund (“portfolio proxies”) to the Adviser as part of the Adviser's general management of the Fund's portfolio, subject to the continuing oversight of the Board. The Adviser votes portfolio proxies in accordance with its proxy voting policies and procedures, which are reviewed periodically by the Adviser and the Independent Trustees and, accordingly, are subject to change.
The right to vote a portfolio proxy is an asset of the Fund. The Adviser acts as a fiduciary of the Fund and must vote portfolio proxies in a manner consistent with the best interest of the Fund and its shareholders. As part of this duty, the Adviser recognizes that it must vote portfolio proxies in a timely manner free of conflicts of interest and in what it perceives to be the best interest of the Fund and its shareholders.
The Adviser’s proxy voting decisions will be made by its investment committee. The Adviser will review on a case-by-case basis each proposal submitted to a stockholder vote to determine its impact on the portfolio securities held by the Fund. Although the Adviser will generally vote against proposals that may have a negative impact on Fund portfolio securities, it may vote for such a proposal if there exist compelling long-term reasons to do so.
To ensure that the vote is not the product of a conflict of interest, the Adviser requires that: (1) anyone involved in the decision making process disclose to the Adviser’s investment committee, any potential conflict that he or she is aware of and any contact that he or she has had with any interested party regarding a proxy vote; and (2) employees involved in the decision making process or vote administration are prohibited from revealing how the Adviser intends to vote on a proposal in order to reduce any attempted influence from interested parties.
The Fund and Adviser’s policies and procedures collectively describe how the Fund votes portfolio proxies. A summary description of the Fund and Adviser’s proxy voting policies and procedures is available (i) without charge, upon request, by calling the Fund toll-free at (833) 677-3646, and (ii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at (833) 677-3646, (ii) through the Fund's website at www.CarlyleTacticalCredit.com and (iii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available (i) without charge, upon request, by calling the Fund toll-free at (833) 677-3646 or emailing the Fund at carlyle.ai@dstsystems.com and (ii) on the SEC’s website at www.sec.gov.

CARLYLE TACTICAL PRIVATE CREDIT FUND

Adviser	Carlyle Global Credit Investment Management L.L.C.

Distributor	Foreside Fund Services, LLC

Transfer Agent	SS&C GIDS, Inc.

Legal Counsel	Dechert LLP

Ticker Symbols
Class A	TAKAX
Class I	TAKIX
Class L	TAKLX
Class M	TAKMX
Class N	TAKNX
Class U	TAKUX
Class Y	TAKYX

© 2025 The Carlyle Group Inc. All rights reserved.

PRIVACY NOTICE
As a Carlyle Tactical Private Credit Fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources
We obtain non-public personal information about our shareholders from the following sources:
• The Subscription Agreement and other applications and forms.
• Your transactions with us, our affiliates or others.

Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information
We may use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

Who We Are
This notice describes the privacy policy of the Carlyle Tactical Private Credit Fund. This notice was last updated as of April 2020. In the event it is updated or changed, we will post an updated notice on our website at www.CarlyleTacticalCredit.com. If you have any questions about this privacy policy write to us at P.O. Box 219895, Kansas City, MO 64121-9895, or call us at (833) 677-3646.

This report must be preceded or accompanied by a prospectus.

Visit Us
CarlyleTacticalCredit.com
Call Us
833 677 3646

The Fund is distributed by Foreside Fund Services, LLC,
Three Canal Plaza, Suite 100, Portland, Maine 04101
All rights reserved.

CTACSAR 08212025

Item 2. Code of Ethics

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable to semiannual reports.

Item 6. Schedule of Investments
(a)The complete schedule of investments is included in Item 1 of this Form N-CSR.
(b)Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Included in Item 1 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to semiannual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies
(a)(1)Not applicable to semiannual reports.
(a)(2)Not applicable to semiannual reports.
(a)(3)Not applicable to semiannual reports.
(a)(4)Not applicable to semiannual reports.
(b)    Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Fund’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 15. Submission of Matters to a Vote of Security Holders

For the period covered by this Form N-CSR filing, there have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures

(a)Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2025, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)Not applicable.
(b)Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)Not applicable.
(b)Not applicable.

Item 19. Exhibits

(a)(1)Not applicable to semiannual reports.
(a)(2)Not applicable.
(a)(3)A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(a)(4)Not applicable.
(a)(5)Not applicable.
(b)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Carlyle Tactical Private Credit Fund

/s/ Brian Marcus
By: Brian Marcus
Principal Executive Officer
Date: August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

/s/ Brian Marcus
By: Brian Marcus
Principal Executive Officer
Date: August 21, 2025

/s/ Craig Hempstead
By: Craig Hempstead
Principal Financial Officer
Date: August 21, 2025